                        File Nos. 33-62470 and 811-7704
   As filed with the Securities and Exchange Commission on October 1, 2007
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 85                                   [X]


                                     and


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 86                                                  [X]


                             SCHWAB CAPITAL TRUST
                             --------------------
              (Exact Name of Registrant as Specified in Charter)

            101 Montgomery Street, San Francisco, California 94104
            ------------------------------------------------------
             (Address of Principal Executive Offices) (zip code)

                                (415) 627-7000
                                --------------

             (Registrant's Telephone Number, including Area Code)


                               Randall W. Merk
            101 Montgomery Street, San Francisco, California 94104
            ------------------------------------------------------
                   (Name and Address of Agent for Service)


                          Copies of communications to:

Timothy W. Levin, Esq.      John Loder, Esq.         Koji Felton, Esq.
Morgan Lewis & Bockius LLP  Ropes & Gray             Charles Schwab
1701 Market Street          One International Place  Investment Management, Inc.
Philadelphia, PA 19103      Boston, MA 02110-2624    101 Montgomery Street
                                                     120KNY-14-109
                                                     San Francisco, CA 94104

It is proposed that this filing will become effective (check appropriate box)


/   / Immediately upon filing pursuant to paragraph (b)
/   / On (date) pursuant to paragraph (b)
/   / 60 days after filing pursuant to paragraph (a)(1)
/   / On (date), pursuant to paragraph (a)(1)
/   / 75 days after filing pursuant to paragraph (a)(2)
/ X / On December 15, 2007, pursuant to paragraph (a)(2) of Rule 485 if appropriate, check the following box:
/   / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Part C

   SCHWAB FUNDAMENTAL INDEX(R) FUNDS

                                                               SCHWAB FUNDS LOGO

   Prospectus
   XXXX, 2007

   - Schwab Fundamental Emerging Markets Index Fund TM
   - Schwab Fundamental International Small-Mid Company Index Fund TM

   THE INFORMATION IN THIS PROSPECTUS IS
   NOT COMPLETE AND MAY BE CHANGED. WE MAY
   NOT SELL THESE SECURITIES UNTIL THE
   REGISTRATION STATEMENT FILED WITH THE
   SECURITIES AND EXCHANGE COMMISSION IS
   EFFECTIVE. THIS PROSPECTUS IS NOT AN
   OFFER TO SELL THESE SECURITIES AND IS
   NOT SOLICITING AN OFFER TO BUY THESE
   SECURITIES IN ANY STATE WHERE THE OFFER
   OR SALE IS NOT PERMITTED.

   As with all mutual funds, the
   Securities and Exchange Commission
   (SEC) has not approved these securities
   or passed on whether the information in
   this prospectus is adequate and
   accurate. Anyone who indicates
   otherwise is committing a federal
   crime.                                                  [CHARLES SCHWAB LOGO]

SCHWAB FUNDAMENTAL INDEX(R) FUNDS


       ABOUT THE FUNDS

          Schwab Fundamental Emerging
          Markets Index Fund TM....................................    2

          Schwab Fundamental International
          Small-Mid Company Index Fund TM..........................    6

          Fund management..........................................   10

       INVESTING IN THE FUNDS

          Placing orders through your Intermediary.................   12

          Methods for placing orders
          through your Intermediary................................   13

          Placing direct orders for
          Institutional Shares.....................................   14

          Transaction policies.....................................   18

          Distributions and taxes..................................   22

               ABOUT THE FUNDS

                  The funds in this prospectus are index funds and share the same basic investment strategy: each of the funds tracks a FTSE RAFI Index which are "Fundamental Indexes(R)" based on the fundamental index methodology. In contrast to most equity indices, which generally are based on market capitalization, the Fundamental Index(R) series of indices select and weight stocks based on fundamental financial measures. The FTSE RAFI series of indices the funds track select stocks based on four fundamental financial measures: sales, cash flows, book value and dividends. The universe of stocks is ranked by equally-weighting each of these fundamental measures. The stocks are then selected based on their rankings and assigned weights equal to their fundamental weights.

                  This strategy distinguishes a Fundamental Index(R) fund from an "actively managed" mutual fund. Instead of choosing investments for the fund based on portfolio management's judgment, an index is used to determine which securities the fund should own.

                  Because the composition of an index tends to be comparatively stable, index funds historically have shown low portfolio turnover compared to actively managed funds.

                  The funds are designed for long-term investors. Their performance will fluctuate over time and, as with all investments, future performance may differ from past performance.

SCHWAB FUNDAMENTAL EMERGING MARKETS INDEX FUND TM
Ticker symbols:             Investor Shares:             Select Shares(R):
            Institutional Shares:

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE

The fund seeks investment results that correspond generally (before fees and expenses) to the price and yield of the FTSE RAFI Emerging Index.

The fund's investment objective is not fundamental and therefore may be changed by the fund's board of trustees without shareholder approval.
--------------------------------------------------------------------------------


STRATEGY

TO PURSUE ITS GOAL, THE FUND PRIMARILY INVESTS IN STOCKS THAT ARE INCLUDED IN THE FTSE RAFI EMERGING INDEX (THE "INDEX"). The FTSE RAFI Emerging Index is composed of 350 companies from emerging markets ranked by approximately four fundamental financial measures of size: sales, cash flows, book value and dividends. An overall weight is calculated for each company by equally weighing each fundamental measure. Each of the companies in the Index is assigned a weight equal to its fundamental weight. The Index is rebalanced and reconstituted annually. The Index is compiled and calculated by FTSE International Limited ("FTSE") in conjunction with Research Affiliates LLC ("RA"), and the method of calculating the components of the Index is subject to change.

It is the fund's policy that, under normal circumstances, it will invest at least 90% of its net assets in stocks included in the Index. The fund will notify its shareholders at least 60 days before changing this policy.

The fund may use an "indexing" investment approach, which attempts to replicate, before expenses, the performance of the Index by purchasing a basket of securities that compose the Index. Using this approach, the investment adviser seeks a correlation of 0.95 or better between the fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. The fund expects to generally invest in the stocks composing the Index in proportion to their weightings in the Index. However, it is possible that the investment adviser may determine to utilize instead a "sampling" methodology in seeking to achieve the fund's objective. Sampling means that the investment adviser uses quantitative analysis to select stocks from the Index universe to obtain a representative sample of stocks that resembles the Index in terms of key risk factors, performance attributes and other characteristics.

Like many index funds, the fund also may invest in futures contracts (a contract to buy or sell a specific financial instrument or baskets of instruments at a specified price at a specific future time) and lend its securities to minimize the gap in performance that exists between any index fund and its corresponding index. This gap occurs mainly because, unlike the Index, the fund incurs expenses and must keep a small portion of its assets in cash for business operations. By using futures, the fund can gain market exposure and potentially offset a portion of the gap attributable to its cash holdings. Any income realized through securities lending may help reduce the portion of the gap attributable to expenses.

2  Schwab Fundamental Emerging Markets Index Fund TM

PRINCIPAL RISKS

MARKET RISK. Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

EQUITY RISK. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

INVESTMENT STYLE RISK. The fund invests in larger companies outside the U.S. stock market, as measured by the Index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market, even though these stocks may go in and out of favor based on market and economic conditions. As a result, during a period when these stocks fall behind other types of investments--bonds or small-cap stocks, for instance--the fund's performance also will lag those investments. In addition, because of the fund's expenses, the fund's performance may be below that of the index.

At times the segment of the equity markets represented by the Index may underperform other market segments. A significant percentage of the Index may be composed of securities in a single industry or sector of the economy. If the fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. Because of the way the Index is composed, the Index may perform differently or worse than an equity index that is based solely on market capitalization.

LARGE- AND MID-COMPANY RISK. Certain of the risks of this fund are associated with its investments in the large-and mid-company segments of a stock market. Both large- and mid-company stocks tend to go in and out of favor based on market and economic conditions. However, stocks of mid-cap companies tend to be more volatile than those of large-cap companies because mid-cap companies tend to be more susceptible to adverse business or economic events than larger more established companies.

SMALL-COMPANY RISK. Historically, small and mid company stocks have been riskier than large-company stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Smaller companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small and mid company stocks fall behind other types of investments--large company stocks, for instance--the fund's performance could be reduced to the extent its portfolio is holding small and mid company stocks.

EMERGING MARKET RISK. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

FOREIGN INVESTMENT RISK. The fund's investments in securities of foreign companies involve certain risks that are greater than those associated with investments in securities of U.S. companies. These include risks of adverse

                            Schwab Fundamental Emerging Markets Index Fund TM  3
changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. The fund may also experience more rapid or extreme changes in value as compared to a fund that invests solely in securities of U.S. companies because the securities' markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries.

CURRENCY RISK. As a result of the fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the fund would be adversely affected.

DERIVATIVES RISK. The fund may use derivatives (including futures) to gain market exposure and potentially to enhance returns. The fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on the fund.

SECURITIES LENDING RISK. Any loans of portfolio securities by the fund are fully collateralized. However, if the borrowing institution defaults, the fund's performance could be reduced.

Index ownership--"FTSE(R)" is trademark of The Financial Times Limited ("FT") and the London Exchange Plc (the "Exchange") and is used by the Fund under license. "Research Affiliates" and "Fundamental Index" are trademarks of Research Affiliates LLC ("RA"). Schwab Fundamental Emerging Markets Index Fund is not sponsored, endorsed, sold or promoted by FTSE or RA, and FTSE and RA do not make any representation regarding the advisability of investing in shares of the fund. More complete information may be found in the Statement of Additional Information (see back cover).

4  Schwab Fundamental Emerging Markets Index Fund TM

PERFORMANCE

Because the fund is new, no performance figures are given. The information will appear in a future version of the fund's prospectus.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the total return for each share class.

FEE TABLE (%)

SHAREHOLDER FEES                                          INVESTOR               SELECT             INSTITUTIONAL
  (% of transaction amount)                                SHARES               SHARES(R)           SHARES
-------------------------------------------------------------------------------------------------------------------
REDEMPTION FEE*

ANNUAL OPERATING EXPENSES (% of average net assets)
-------------------------------------------------------------------------------------------------------------------
Management fees
Distribution (12b-1) fees
Other expenses**
                                                          ---------------------------------------------------------
Total annual operating expenses
Less expense reduction

                                                          ---------------------------------------------------------
NET OPERATING EXPENSES***
                                                          ---------------------------------------------------------

* Charged only on shares you sell or exchange 30 days or less after buying them and paid directly to the fund.

**  "Other expenses" are based on estimated amounts for the current fiscal year.

*** Schwab and the investment adviser have agreed to limit the "net operating expenses" (excluding interest, taxes and certain non-routine expenses) of the Investor Shares, Select Shares, and Institutional Shares to 0.XX%, 0.XX%, and 0.XX%, respectively, through 2/27/09.

EXAMPLE

Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, a 5% return each year and that the fund's operating expenses remain the same. The one year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

                                                                           1 year                         3 years
-------------------------------------------------------------------------------------------------------------------
INVESTOR SHARES
SELECT SHARES
INSTITUTIONAL SHARES

                            Schwab Fundamental Emerging Markets Index Fund TM  5

SCHWAB FUNDAMENTAL INTERNATIONAL
SMALL-MID COMPANY INDEX FUND TM
TICKER SYMBOLS  INVESTOR SHARES:         SELECT SHARES(R):         Institutional
Shares(R):

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE

The fund seeks investment results that correspond generally (before fees and expenses) to the price and yield of the FTSE RAFI Developed ex US Mid Small 1500 Index.

The fund's investment objective is not fundamental and therefore may be changed by the fund's board of trustees without shareholder approval.
--------------------------------------------------------------------------------


STRATEGY

TO PURSUE ITS GOAL, THE FUND PRIMARILY INVESTS IN STOCKS THAT ARE INCLUDED IN THE FTSE RAFI DEVELOPED EX US MID SMALL 1500 INDEX (THE "INDEX"). The Index is composed of approximately 1500 small- and medium-sized companies domiciled in developed countries outside of the United States ranked by four fundamental financial measures of size: sales, cash flows, book value and dividends. An overall weight is calculated for each company by equally weighting each fundamental measure. Each of the companies in the Index is assigned a weight equal to its fundamental weight. The Index is rebalanced and reconstituted annually. The Index is compiled and calculated by FTSE International Limited ("FTSE") in conjunction with Research Affiliates LLC ("RA"), and the method of calculating the components of the Index is subject to change.

It is the fund's policy that, under normal circumstances, it will invest at least 90% of its net assets in stocks included in the Index. The fund will notify its shareholders at least 60 days before changing this policy.

The fund may use an "indexing" investment approach, which attempts to replicate, before expenses, the performance of the Index by purchasing a basket of securities that compose the Index. Using this approach, the investment adviser seeks a correlation of 0.95 or better between the fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. The fund expects to generally invest in the stocks composing the Index in proportion to their weightings in the Index. However, it is possible that the investment adviser may determine to utilize instead a "sampling" methodology in seeking to achieve the fund's objective. Sampling means that the investment adviser uses quantitative analysis to select stocks from the Index universe to obtain a representative sample of stocks that resembles the Index in terms of key risk factors, performance attributes and other characteristics.

Like many index funds, the fund also may invest in futures contracts (a contract to buy or sell a specific financial instrument or baskets of instruments at a specified price at a specific future time) and lend its securities to minimize the gap in performance that exists between any index fund and its corresponding index. This gap occurs mainly because, unlike the Index, the fund incurs expenses and must keep a small portion of its assets in cash for business operations. By using futures, the fund can gain market exposure and potentially offset a portion of the gap attributable to its cash holdings. Any income realized through securities lending may help reduce the portion of the gap attributable to expenses.

6  Schwab Fundamental International Small-Mid Company Index Fund TM

PRINCIPAL RISKS

MARKET RISK. Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

EQUITY RISK. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

INVESTMENT STYLE RISK. The fund invests in larger companies outside the U.S. stock market, as measured by the Index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market, even though these stocks may go in and out of favor based on market and economic conditions. As a result, during a period when these stocks fall behind other types of investments--bonds or small-cap stocks, for instance--the fund's performance also will lag those investments. In addition, because of the fund's expenses, the fund's performance may be below that of the index.

At times the segment of the equity markets represented by the Index may underperform other market segments. A significant percentage of the Index may be composed of securities in a single industry or sector of the economy. If the fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. Because of the way the Index is composed, the Index may perform differently or worse than an equity index that is based solely on market capitalization.

SMALL- AND MID-COMPANY RISK. Historically, small and mid company stocks have been riskier than large-company stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Smaller companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small- and mid- company stocks fall behind other types of investments--large company stocks, for instance--the fund's performance could be reduced to the extent its portfolio is holding small and mid company stocks.

EMERGING MARKET RISK. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

FOREIGN INVESTMENT RISK. The fund's investments in securities of foreign companies involve certain risks that are greater than those associated with investments in securities of U.S. companies. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. The fund may also experience more rapid or

             Schwab Fundamental International Small-Mid Company Index Fund TM 7 extreme changes in value as compared to a fund that invests solely in securities of U.S. companies because the securities' markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries.

CURRENCY RISK. As a result of the fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the fund would be adversely affected.

DERIVATIVES RISK. The fund may use derivatives (including futures) to gain market exposure and potentially to enhance returns. The fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on the fund.

SECURITIES LENDING RISK. Any loans of portfolio securities by the fund are fully collateralized. However, if the borrowing institution defaults, the fund's performance could be reduced.

Index ownership--"FTSE(R)" is trademark of The Financial Times Limited ("FT") and the London Exchange Plc (the "Exchange") and is used by the Fund under license. "Research Affiliates" and "Fundamental Index" are trademarks of Research Affiliates LLC ("RA"). Schwab Fundamental International Small-Mid Company Index Fund is not sponsored, endorsed, sold or promoted by FTSE or RA, and FTSE and RA do not make any representation regarding the advisability of investing in shares of the fund. More complete information may be found in the Statement of Additional Information (see back cover).

8  Schwab Fundamental International Small-Mid Company Index Fund TM

PERFORMANCE

Because the fund is new, no performance figures are given. The information will appear in a future version of the fund's prospectus.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the total return for each share class.

FEE TABLE (%)

SHAREHOLDER FEES                                    INVESTOR   SELECT   INSTITUTIONAL
  (% of transaction amount)                          SHARES   SHARES(R)  SHARES
--------------------------------------------------------------------------------
REDEMPTION FEE*

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees
Distribution (12b-1) fees
Other expenses**
                                                    ----------------------------
Total annual operating expenses
Less expense reduction

                                                    ----------------------------
NET OPERATING EXPENSES***
                                                    ----------------------------

* Charged only on shares you sell or exchange 30 days or less after buying them and paid directly to the fund.

**  "Other expenses" are based on estimated amounts for the current fiscal year.

*** Schwab and the investment adviser have agreed to limit the "net operating expenses" (excluding interest, taxes and certain non-routine expenses) of the Investor Shares, Select Shares, and Institutional Shares to 0.XX%, 0.XX%, and 0.XX%, respectively, through 2/27/09.

EXAMPLE

Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, a 5% return each year and that the fund's operating expenses remain the same. The one year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

                          1 year             3 years
--------------------------------------------------------------------------------
INVESTOR SHARES
SELECT SHARES
INSTITUTIONAL
  SHARES

             Schwab Fundamental International Small-Mid Company Index Fund TM  9

                  FUND MANAGEMENT

The funds' investment adviser, Charles Schwab Investment Management, Inc.
(CSIM), has more than $XXX billion under management.

                  The investment adviser for the funds is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the Schwab Funds(R). The firm manages assets for more than X million accounts. (All figures on this page are as of XX/XX/08.)

                  As the investment adviser, the firm oversees the asset management and administration of the funds. As compensation for these services, the firm receives a management fee from each fund of 0.XX% of the fund's average daily net assets not in excess of $XX million; 0.XX% of such net assets over $XX million but not in excess of $XX billion; 0.XX% of such net assets over $XX billion but not in excess of $XX billion; and 0.XX% of such net assets in excess of $XX billion.

                  JEFFREY MORTIMER, CFA, a senior vice president and chief investment officer, equities, of the investment adviser, is responsible for the overall management of each of the funds. Prior to joining the firm in October 1997, he worked for more than eight years in asset management.

                  LARRY MANO, a managing director and portfolio manager of the investment adviser, is responsible for the day-to-day management of each of the funds. Prior to joining the firm in November 1998, he worked for 20 years in equity management.

                  Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the funds is available in the Statement of Additional Information.

                  INVESTING IN THE FUNDS

                  On the following pages, you will find information on buying, selling and exchanging shares. You may invest in the funds through an intermediary by placing orders through your brokerage account at Charles Schwab & Co., Inc. (Schwab) or an account with another broker/dealer, investment adviser, 401(k) plan, employee benefit plan, administrator, bank, or other financial intermediary (intermediary) that is authorized to accept orders on behalf of the funds (intermediary orders). With respect to the Institutional Shares of the funds, Eligible Investors (as defined herein) may invest directly in the funds by placing orders through the funds' sub-transfer agent (direct orders). You also will see how to choose a distribution option for your investment. Helpful information on taxes is included as well.

PLACING ORDERS THROUGH YOUR INTERMEDIARY

INVESTMENT MINIMUMS

CHOOSE A FUND AND SHARE CLASS, then decide how much you want to invest. Your choice may depend on the amount of your investment. The minimums shown below are for each fund and share class. The Institutional Shares have lower expenses than the Select Shares, which, in turn, have lower expenses than the Investor Shares. You may convert your Investor Shares into Select Shares at any time if your account balance in a fund is at least $50,000. You may convert your Investor or Select Shares into Institutional Shares at any time if your account balance in a fund is at least $500,000. You must contact Schwab or your other intermediary to request an interclass exchange of your shares--conversion is not automatic. If you no longer meet the minimum balance requirement for your share class, the funds reserve the right to redeem your shares. Not all share classes may be available through financial intermediaries other than Charles Schwab & Co., Inc.

                              MINIMUM INITIAL
SHARE CLASS                   INVESTMENT             MINIMUM BALANCE
--------------------------------------------------------------------------
INVESTOR SHARES               $100                   NONE


SELECT SHARES                 $50,000                $40,000


INSTITUTIONAL SHARES          $500,000               $400,000

Certain investment managers, including CSIM and managers in Schwab Institutional, may aggregate the investments of their underlying customer accounts for purposes of meeting the Select and Institutional Shares initial minimum investment and minimum balance requirements.

These minimums may be waived for certain retirement plans, including Schwab Corporate Services retirement plans, and plan participants, and for shareholders who roll an IRA from an exempted retirement plan. These minimums may also be waived for certain other investors, including trustees, officers and employees of Schwab, and for certain investment programs, including programs for education savings or charitable giving. Schwab may receive other compensation for providing services to these clients, investors and programs.

12  Investing in the funds

DISTRIBUTION OPTIONS

CHOOSE AN OPTION FOR FUND DISTRIBUTIONS. The three options are described below. If you don't indicate a choice, you will receive the first option.

OPTION                 FEATURES
-----------------------------------------------------------------------

REINVESTMENT           All dividends and capital gain distributions are
                       invested automatically in shares of your share
                       class.


CASH/REINVESTMENT MIX  You receive payment for dividends, while any capital gain distributions are invested
                       automatically in shares of your share class.


CASH You receive payment for all dividends and capital gain distributions.

METHODS FOR PLACING ORDERS THROUGH YOUR INTERMEDIARY

To place intermediary orders to purchase, redeem or exchange shares of the funds, you must have a Schwab account or an account with another intermediary. Please contact your intermediary to learn how to place orders.

When you place intermediary orders, you are not placing your orders directly with the funds, and you must follow Schwab's or the other intermediary's transaction procedures. Your intermediary, including Schwab, may impose different or additional conditions than the funds on purchases, redemptions and exchanges of fund shares. These differences may include initial, subsequent and maintenance investment requirements, exchange policies, fund choices, cut-off times for investment and trading restrictions. Your intermediary may independently establish and charge its customers transaction fees, account fees and other fees in addition to the fees charged by the funds. These additional fees may vary over time and would increase the cost of your investment and lower investment returns. You should consult your intermediary directly for information regarding these conditions and fees. The funds are not responsible for the failure of your intermediary to carry out its responsibilities.

BUYING SHARES

To purchase shares of the funds you must place your intermediary orders through your Schwab account or through an account at another intermediary. You may not place intermediary orders to purchase shares directly with the funds.

SELLING AND EXCHANGING SHARES

To redeem or exchange shares held in your Schwab account or in your account at another intermediary, you must place your intermediary orders with the intermediary that holds your shares. You may not place intermediary orders to redeem or exchange shares directly with the funds.

When selling or exchanging shares, you should be aware of the following fund policies:

- The funds may take up to seven days to pay sale proceeds.

- The funds reserve the right to honor redemptions in liquid portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of a fund's assets, whichever is less. You may incur transaction expenses in converting these securities to cash.

- Exchange orders are limited to other Schwab Funds(R) or Laudus MarketMasters Funds that are not Sweep Investments(R) and must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.

- You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.

PLACING DIRECT ORDERS FOR INSTITUTIONAL SHARES

OPENING AN ACCOUNT TO PLACE DIRECT ORDERS FOR INSTITUTIONAL SHARES OF THE FUNDS

You must satisfy the investor eligibility requirements (set forth at left) in order to place direct orders for a fund's Institutional Shares. Eligible Investors must open an account with a fund through the fund's sub-transfer agent, Boston Financial Data Services (sub-transfer agent), prior to placing direct orders. You may obtain an account application by calling the sub-transfer agent at 1-800-407-0256. Your completed application and supporting documents must be returned to, and accepted by, the sub-transfer agent before you can place direct orders. You cannot place direct orders through your Schwab account or through your account at another intermediary.

INVESTOR ELIGIBILITY REQUIREMENTS FOR PLACING DIRECT ORDERS FOR INSTITUTIONAL SHARES

Only Eligible Investors (as defined below) may purchase Institutional Shares directly from the funds' sub-transfer agent. Eligible Investors include, but are not limited to, qualified and non-qualified employee benefit plans

14  Investing in the funds

(including but not limited to defined benefit plans, defined contribution plans, 401(k) plans), foundations and endowments, banks, trusts, investment companies and corporate capital and cash management accounts. Potential investors that are, or are investing on behalf of, natural persons will not be considered Eligible Investors. The funds reserve the right to determine which potential investors qualify as Eligible Investors. Institutional Shares held by a non-Eligible Investor are subject to involuntary redemption by the funds.

INVESTMENT MINIMUMS

The minimums shown below are for the funds' Institutional Shares. If you no longer meet the minimum balance requirement for the Institutional Shares, the funds reserve the right to redeem your shares.

                         MINIMUM INITIAL
                           INVESTMENT             MINIMUM BALANCE
-------------------------------------------------------------------------
INSTITUTIONAL SHARES     $500,000                 $400,000

DISTRIBUTION OPTIONS

CHOOSE AN OPTION FOR FUND DISTRIBUTIONS. The three options are described below. If you don't indicate a choice, you will receive the first option.

OPTION                 FEATURES
-----------------------------------------------------------------------
REINVESTMENT           All dividends and capital gain distributions are
                       invested automatically in shares of your share
                       class.


CASH/REINVESTMENT MIX  You receive payment for dividends, while any capital gain distributions are invested
                       automatically in shares of your share class.


CASH You receive payment for all dividends and capital gain distributions.

METHODS FOR PLACING DIRECT ORDERS--INSTITUTIONAL SHARES

The methods for placing direct orders to purchase or redeem Institutional Shares of the funds are described on this and the following page. With every direct order, you must include your name, your account number, the fund name and share class, and the dollar amount you would like to purchase or redeem. There are no exchange privileges for shares purchased directly from a fund through its sub-transfer agent. You cannot place direct orders by mail and cannot pay for purchases by check. In addition, you must authorize the telephone redemption option in the account application (and such authorization must be accepted by the funds) prior to placing orders with a fund's sub-transfer agent.

INITIAL AND ADDITIONAL PURCHASES BY WIRE

Subject to acceptance by the funds, you may make your initial purchase and any additional purchases of Institutional Shares by wiring federal funds to the sub-transfer agent. If you have not yet opened an account with a fund, you must fax a signed, hard copy of the completed account application and all supporting documents to the sub-transfer agent at 1-781-796-2938. You must call the sub-transfer agent at 1-800-407-0256 prior to the close of the funds (generally 4:00 p.m. Eastern time or the close of the New York Stock Exchange
(NYSE), whichever is earlier) to place your order and to receive wire instructions. Orders received by the sub-transfer agent in good order on or prior to the close of a fund will be processed at the net asset value per share of the fund for that day. Your wired funds must be received and accepted by the sub-transfer agent prior to the close of a fund on settlement day. Please call the sub-transfer agent at 1-800-407-0256 if you have any questions or need additional information.

REDEMPTIONS BY TELEPHONE

Institutional Shares that were purchased directly from a fund through its sub-transfer agent can only be redeemed by telephone. You may place a redemption order by calling the sub-transfer agent at 1-800-407-0256 and requesting that the redemption proceeds be wired per the authorized instructions in the account application or mailed to the primary registration address. Your redemption order will be processed at the net asset value per share of a fund next determined after receipt of your telephone redemption order by the sub-transfer agent. Please note that the sub-transfer agent may only act on telephone instructions believed by the sub-transfer agent to be genuine. The sub-transfer agent's records of such instructions are binding on the shareholder. The funds and their service providers (including the sub-transfer agent, Schwab and CSIM) are not responsible for any losses or costs that may arise from following telephone instructions that the sub-transfer agent reasonably believes to be genuine. The sub-transfer agent will employ reasonable procedures to confirm that instructions communicated are genuine. These procedures include tape recording of telephone instructions and requiring some form of personal identification prior to acting upon instructions received by telephone.

ADDITIONAL REDEMPTION INFORMATION

To protect you, the funds and their service providers from fraud, signature guarantees may be required to enable the sub-transfer agent to verify the identity of the person who has authorized a redemption from an account. Signature guarantees are required for (1) redemptions where the proceeds are to be sent to someone other than the registered shareholder(s) at the registered address, (2) redemptions if your account address has changed within the last 10 business days, (3) share transfer requests, and (4) redemptions where the proceeds are wired in connection with bank instructions not already on file with the sub-transfer agent. Signature guarantees may be obtained from certain eligible financial institutions, including, but not limited to, the following:
U.S. banks, trust companies, credit unions, securities brokers and dealers, savings and loan associations

16  Investing in the funds
and participants in the Securities and Transfer Association Medallion Program ("STAMP"), the Stock Exchange Medallion Program ("SEMP") or the New York Stock Exchange Medallion Signature Program ("MSP"). Signature guarantees from non-U.S. banks that do not include a stamp may require a U.S. consulate stamp. You may contact the sub-transfer agent at 1-800-407-0256 for further details.

EXCHANGE PRIVILEGES

There are no exchange privileges for Institutional Shares purchased directly from the funds through their sub-transfer agent.

--------------------------------------------------------------------------------
THE FUNDS RESERVE CERTAIN RIGHTS, INCLUDING THE FOLLOWING:

- To automatically redeem your shares upon 60 days written notice if the value of your investment in a fund falls below the stated minimum balance requirement for the fund or share class, as applicable.
- To materially modify or terminate the exchange privilege upon 60 days' written notice to shareholders.
- To change or waive a fund's or share class' investment minimums.
- To suspend the right to sell shares back to a fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.
- To withdraw or suspend any part of the offering made by this prospectus.
--------------------------------------------------------------------------------

TRANSACTION POLICIES

THE FUNDS ARE OPEN FOR BUSINESS EACH DAY THAT THE NYSE IS OPEN. A fund calculates the share price for each of its share classes each business day as of the close of the NYSE (generally 4 p.m. Eastern time). A fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding. Orders to buy, sell or exchange shares that are received by a fund in good order on or prior to the close of the fund (generally 4 p.m. Eastern time) will be executed at the next share price calculated that day.

When you place an order, please consult with your intermediary to determine when your order will be executed. Generally, you will receive the share price next calculated after a fund receives your order from your intermediary. However, some intermediaries, such as Schwab, may arrange with a fund for you to receive the share price next calculated after your intermediary has received your order. Some intermediaries may require that they receive orders prior to a specified cut-off time.

In valuing their securities, the funds use market quotes or official closing prices if they are readily available. In cases where quotes are not readily available, a fund may value securities based on fair values developed using methods approved by the fund's Board of Trustees.

Shareholders of the funds should be aware that because foreign markets are often open on weekends and other days when the fund is closed, the value of the fund's portfolio may change on days when it is not possible to buy or sell shares of the fund.

Schwab, the investment adviser and their affiliates may pay certain intermediaries or their third party administrators for performing shareholder, recordkeeping, administrative, accounting, transfer agency or other services for their customers. In addition, Schwab, the investment adviser and their affiliates may pay certain intermediaries for providing distribution, marketing, promotional or other related services. The payments described by this paragraph may be substantial but are paid by Schwab, the investment adviser and their affiliates, not by a fund or its shareholders.

POLICY REGARDING SHORT-TERM OR EXCESSIVE TRADING. Each fund is intended for long-term investment and not for short-term or excessive trading (collectively "market timing"). Market timing may adversely impact a fund's performance by disrupting the efficient management of the fund, increasing fund transaction costs and taxes, causing the fund to maintain higher cash balances, and diluting the value of the fund's shares.

Each fund's Board of Trustees has adopted policies and procedures that are designed to reduce the risk of market timing by fund shareholders. Each fund seeks to deter market timing through several methods. These methods may include: trade activity monitoring; redemption fees; and fair value pricing. Although these methods are designed to discourage market timing, there can be no guarantee that the funds will be able to identify and

18  Investing in the funds
restrict investors that engage in such activities. In addition, these methods (other than redemption fees) are inherently subjective and involve judgment in their application. Each fund and its service providers seek to make these judgments and applications uniformly and in a manner that they believe is consistent with interests of the fund's long-term shareholders. Each fund may amend these policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.

The funds may also defer to an intermediary's frequent trading policies with respect to those shareholders who invest in the funds through such intermediary. The funds will defer to an intermediary's policies only after the funds determine that the intermediary's frequent trading policies adequately protect fund shareholders. Transactions by fund shareholders investing through such intermediaries will be subject to the restrictions of the intermediary's frequent trading policies, which may differ from those of the funds. Shareholders should consult with their intermediaries to determine the frequent trading restrictions that apply to their fund transactions.

TRADE ACTIVITY MONITORING. Each fund, through its service providers, maintains trade activity monitoring procedures with respect to the purchase, sale and exchange of fund shares. This process involves reviewing transactions that exceed certain monetary thresholds within specified time intervals. Trading activity identified by these factors, or from other information then available (such as the actual trading pattern or dollar amount of the transactions), will be evaluated to determine whether such activity is detrimental to a fund.

If, as a result of this trade activity monitoring, a fund believes that a shareholder has engaged in market timing, it may, in its sole discretion, request the shareholder to stop such market timing activities or refuse to process purchases or exchanges in the shareholder's account. Each fund specifically reserves the right to reject any purchase or exchange orders by any investor or group of investors indefinitely for any reason. Transactions placed in contravention of a fund's market timing policies are not necessarily deemed accepted by the fund and may be canceled or revoked by the fund on the next business day following receipt by the fund.

Fund shares may be held through 401(k) and other group retirement plans and other omnibus arrangements maintained by other intermediaries. Omnibus accounts allow intermediaries to aggregate their customers' investments in one account and to purchase, redeem and exchange fund shares without the identity of a particular customer being known to a fund. A number of these financial intermediaries may not have the capability or may not be willing to apply the funds' market timing policies. As a result, a fund cannot assure that its policies will be enforced with regard to fund shares held through such omnibus arrangements. While each fund may monitor share turnover at the omnibus account level, a fund's ability to monitor and detect market timing by particular shareholders in these omnibus accounts is limited, and, therefore, the fund may not be able to determine whether trading by these shareholders is contrary to the fund's market timing policies.

REDEMPTION FEES. Each fund may impose a short-term redemption fee on any fund shares that are redeemed or exchanged by a shareholder within a specified number of days, as detailed below, of the purchase date. The funds impose the redemption fees in an effort to deter short-term trading, to facilitate efficient fund management, to minimize the impact on fund performance and to offset fund transaction costs and other expenses. Each fund charges a redemption fee of 2.00% on shares sold or exchanged 30 days or less after purchasing them. These fees may be imposed to the extent the shares redeemed exceed the number of shares that have been held more than 30 days. Each fund treats shares that have been held the longest as being redeemed first and shares that have been held the shortest as being redeemed last. Fund shares purchased with reinvested dividends are not subject to redemption fees. Each fund retains the redemption fees for the benefit of the remaining shareholders. There is no redemption fee when you exchange between share classes of the same fund.

As noted above, each fund's shares may be held in omnibus accounts by financial intermediaries. Currently, only certain intermediaries have the systems capability to collect the redemption fees on behalf of the funds. Even intermediaries that do have the capability may use criteria and methods for tracking, applying and calculating the fees that are different from those of a fund or may be unwilling to collect the fees. As such, a fund may not be able to collect redemption fees through these intermediaries. Each fund notifies all financial intermediaries of its policy and will encourage all financial intermediaries to develop the capability to begin collecting the redemption fees from all of their customers that invest in the fund.

Each fund reserves the right to waive its redemption fee if the fund or its service providers believe that such waivers are consistent with the best interests of the fund and its long-term shareholders. For example, the redemption fees may not be assessed in the following non-exclusive list of transactions: redemptions by tax-advantaged retirement plans; redemptions by certain fee-based or wrap programs; redemptions pursuant to rebalancing programs or systematic withdrawal plans established with a fund or financial intermediaries; redemptions by charitable giving funds; redemptions by registered investment companies; and redemptions initiated by the funds. Each fund also reserves the right to modify or eliminate the redemption fees or waivers at any time.

FAIR VALUE PRICING. The Board of Trustees has adopted procedures to fair value each fund's securities when market prices are not "readily available" or are unreliable. For example, a fund may fair value a security when a security is de-listed or its trading is halted or suspended; when a security's primary pricing source is unable or unwilling to provide a price; when a

20  Investing in the funds
security's primary trading market is closed during regular market hours; or when a security's value is materially affected by events occurring after the close of the security's primary trading market.

By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter "arbitrage" market timers, who seek to exploit delays between the change in the value of a fund's portfolio holdings and the net asset value of the fund's shares, and seeks to ensure that the prices at which the fund's shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders.

Each fund makes fair value determinations in good faith in accordance with the fund's valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.

PORTFOLIO HOLDINGS. A description of the funds' policies and procedures with respect to the disclosure of the funds' portfolio securities is available in the funds' Statement of Additional Information.

--------------------------------------------------------------------------------
MORE ON QUALIFIED DIVIDEND INCOME AND DISTRIBUTIONS

Dividends that are designated by the funds as qualified dividend income are eligible for a reduced maximum tax rate. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations. The funds expect that a portion of each fund's ordinary income distributions will be eligible to be treated as qualified dividend income subject to the reduced tax rates.

If you are investing through a taxable account and purchase shares of a fund just before it declares a distribution, you may receive a portion of your investment back as a taxable distribution. This is because when a fund makes a distribution, the share price is reduced by the amount of the distribution.

You can avoid "buying a dividend," as it is often called, by finding out if a distribution is imminent and waiting until afterwards to invest. Of course, you may decide that the opportunity to gain a few days of investment performance outweighs the tax consequences of buying a dividend.
--------------------------------------------------------------------------------



DISTRIBUTIONS AND TAXES

ANY INVESTMENT IN THE FUNDS TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in a fund. You also can visit the Internal Revenue Service (IRS) web site at www.irs.gov.

AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS AND GAINS YOUR FUND EARNS. Every year, each fund distributes to its shareholders substantially all of its net investment income and net capital gains, if any. These distributions typically are paid in December to all shareholders of record. During the fourth quarter of the year, typically in early November, an estimate of each fund's year-end distribution, if any, may be made available on the fund's website www.schwab.com/schwabfunds.

UNLESS YOU ARE INVESTING THROUGH AN IRA, 401(K) OR OTHER TAX-ADVANTAGED RETIREMENT ACCOUNT, YOUR FUND DISTRIBUTIONS GENERALLY HAVE TAX CONSEQUENCES. Each fund's net investment income and short-term capital gains are distributed as dividends and will be taxable as ordinary income or qualified dividend income. Other capital gain distributions are taxable as long-term capital gains, regardless of how long you have held your shares in the fund. Absent further legislation, the reduced maximum rates on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010. Distributions generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash.

GENERALLY, ANY SALE OR EXCHANGE OF YOUR SHARES IS A TAXABLE EVENT. For tax purposes, an exchange of your shares for shares of another Schwab Fund is treated the same as a sale. An exchange between classes within a fund is not reported as a taxable sale. A sale may result in a capital gain or loss for you. The gain or loss generally will be treated as short term if you held the shares for 12 months or less, long term if you held the shares longer.

SHAREHOLDERS IN THE FUNDS MAY HAVE ADDITIONAL TAX CONSIDERATIONS AS A RESULT OF FOREIGN TAX PAYMENTS MADE BY THE FUNDS. Typically, these payments will reduce a fund's dividends but will still be included in your taxable income. You may be able to claim a tax credit or deduction for your portion of foreign taxes paid by the fund, however.

AT THE BEGINNING OF EVERY YEAR, THE FUNDS PROVIDE SHAREHOLDERS WITH INFORMATION DETAILING THE TAX STATUS OF ANY DISTRIBUTIONS a fund paid during the previous calendar year. Schwab customers also receive information on distributions and transactions in their monthly account statements.

SHAREHOLDERS WITH A SCHWAB ACCOUNT WHO SELL SHARES typically will receive a report that calculates their gain or loss using the "average cost" single-category method. This information is not reported to the IRS, and you still have the option of calculating gains or losses using any other methods permitted by the IRS.

22  Investing in the funds

NOTES

NOTES

A COMMITMENT TO YOUR PRIVACY
At Schwab Funds our most important asset is our relationship with you. We are honored that you have entrusted us with your financial affairs, and we are committed to safeguarding the privacy of information we maintain about you. Establishing and adhering to an effective privacy policy is an important part of that dedication. Below, you will find details about Schwab Funds' commitment to protecting your privacy, including the types of information we collect about you, and how we use and share that information. Our Privacy Policy applies only to those individual shareholders who have a direct customer relationship with us. If you are an individual shareholder of record of any of the Schwab Funds, we consider you to be a customer of the Schwab Funds. Shareholders purchasing or owning shares of the Schwab Funds through their bank, broker, or other financial institution should consult that financial institution's privacy policies. If you own shares or receive investment services through a relationship with a third-party broker, bank, investment adviser or other financial service provider, that third party's policies will apply to you and ours will not.

YOUR PRIVACY IS NOT FOR SALE
Simply put, we do not and will not sell your personal information to anyone, for any reason, at any time.

HOW WE COLLECT INFORMATION ABOUT YOU
We collect personal information about you in a number of ways.
- APPLICATION AND REGISTRATION INFORMATION.
We collect information from you when you open an account. We may also collect information from consumer reporting agencies in the account-opening process. The information we collect may include your name, address, phone number, email address, Social Security number and date of birth.
- ACCOUNT HISTORY.
Once you have opened an account with Schwab Funds, we collect and maintain personal information about your account activity, including your transactions. This information allows us to administer your account.
- THIRD-PARTY INFORMATION PROVIDERS.
We may collect information about you from information services and consumer reporting agencies to verify your identity.

WEBSITE USAGE
When you visit our website, our computer may use devices known as "cookies," graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools enable us to recognize you when you return to our site, maintain your web session while you browse, as well as help us provide you with a better, more personalized experience.

HOW WE SHARE INFORMATION ABOUT YOU
We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:
- to help us maintain and process transactions for your account;
- when we use another company to provide services for us, such as printing and mailing your account statements;
- when we believe that disclosure is required or permitted under law. For example, we may be required to disclose personal information to cooperate with regulatory or law enforcement authorities, to resolve consumer disputes, to perform credit/authentication checks, or for risk control.

STATE LAWS
We will comply with state laws that apply to the disclosure or use of information about you.

SAFEGUARDING YOUR INFORMATION, MAINTAINING YOUR TRUST
We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations. Companies we use to provide support services are not allowed to use information about our clients for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested. We restrict access to personal information by our officers, employees and agents. Our officers and employees are trained about privacy and are required to safeguard personal information. We maintain physical, electronic and procedural safeguards to protect personal information.

TEAMING UP AGAINST IDENTITY THEFT
Identity theft is a serious concern to all of us. Safeguarding information to help protect you from identity theft is our priority. Schwab Funds takes steps to protect you from identity theft by:
- utilizing client identification and authentication procedures before initiating transactions;
- ensuring our officers and employees are trained to safeguard personal information about you.

You can also help protect your identity and accounts. Here are a few steps to remember:
- Schwab Funds will never request your account number, login password, or Social Security number in either a non-secure or unsolicited email communication;
- shred documents that contain personal information;
- check your credit report regularly for unauthorized activity and protect your personal identification numbers (PINs) and personal data.

GREATER ACCURACY MEANS BETTER PROTECTION
We are committed to keeping accurate, up-to-date records to help ensure the integrity of the information we maintain about you. If you identify an inaccuracy in this information, or you need to make a change to it, please contact us promptly. Direct order Schwab Funds clients should call 1-800-407-0256.

A COMMITMENT TO KEEPING YOU INFORMED
We will provide you with advance notice of important changes to our information-sharing practices.

CONTACT US WITH QUESTIONS
If you have any questions or concerns, direct order Schwab Funds clients should call 1-800-407-0256.
(C)2006 SchwabFunds. All rights reserved.

   TO LEARN MORE

   This prospectus contains important information on the funds and should be read and kept for reference. You also can obtain more information from the following sources.

   ANNUAL AND SEMI-ANNUAL REPORTS, which are mailed to current fund investors, contain more information about the funds' holdings and detailed financial information about the funds. Annual reports also contain information from the funds' managers about strategies, recent market conditions and trends and their impact on fund performance.

   The STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

   For a free copy of any of these documents or to request other information or ask questions about the funds, call Schwab Funds at 1-800-435-4000. In addition, you may visit Schwab Funds' web site at www.schwab.com/schwabfunds for a free copy of a prospectus or an annual or semi-annual report.

   The SAI, the funds' annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.



   SEC FILE NUMBER

    Schwab Fundamental Index(R) Funds         811-7704




   REGXXXXFLD

SCHWAB FUNDAMENTAL INDEX(R) FUNDS

PROSPECTUS
XXXX, 2008


                                                           [CHARLES SCHWAB LOGO]

                              SCHWAB CAPITAL TRUST

                       STATEMENT OF ADDITIONAL INFORMATION

                SCHWAB FUNDAMENTAL EMERGING MARKETS INDEX FUND
            SCHWAB FUNDAMENTAL INTERNATIONAL SMALL-MID INDEX FUND

                                   XXXX, 2008

The Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the funds' prospectus dated XXXX, 2008.

To obtain a free copy of the prospectus, please contact Schwab at 1-800-435-4000. For TDD service call 1-800-345-2550. The prospectus also may be available on the Internet at: http://www.schwab.com.

Each fund is a series of Schwab Capital Trust ("trust"). The funds are part of the Schwab complex of funds ("Schwab Funds").

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                                TABLE OF CONTENTS

                                                                                       PAGE
INVESTMENT OBJECTIVE, STRATEGY, INVESTMENTS, RISKS AND LIMITATIONS ..............
MANAGEMENT OF THE FUNDS .........................................................
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES .............................
INVESTMENT ADVISORY AND OTHER SERVICES ..........................................
DESCRIPTION OF THE TRUST ........................................................
PURCHASE, REDEMPTION, DELIVERY OF SHAREHOLDER DOCUMENTS AND PRICING OF SHARES ...
TAXATION ........................................................................
APPENDIX  -- DESCRIPTION ON PROXY VOTING POLICY AND PROCEDURES...................

    INVESTMENT OBJECTIVES, STRATEGIES, INVESTMENTS, RISKS AND LIMITATIONS

                              INVESTMENT OBJECTIVES

Each fund's investment objective is not fundamental and therefore may be changed by the fund's board of trustees without shareholder approval.

Schwab Fundamental Emerging Markets Index Fund seeks investment results that correspond generally (before fees and expenses) to the price and yield of the FTSE RAFI Emerging Index.

Schwab Fundamental International Small-Mid Company Index Fund seeks investment results that correspond generally (before fees and expenses) to the price and yield of the FTSE RAFI Developed ex US Mid Small 1500 Index.

There is no guarantee the funds will achieve their objectives.

                      DESCRIPTION OF THE FTSE RAFI INDICES

Each FTSE RAFI Index is part of the FTSE RAFI Index Series. Each FTSE RAFI Index is compiled and calculated by FTSE International Limited ("FTSE") in conjunction with Research Affiliates LLC ("RA"), and the method of calculating the components of the indices is subject to change. Each FTSE RAFI Index selects companies based on the following four fundamental measures of firm size: (a) sales averaged over the prior five years; (b) cash flow averaged over the prior five years; (c) latest available book value; and (d) total dividend distributions averaged over the prior five years. For companies that have never paid dividends, that measure is excluded from the average. Each FTSE RAFI Index is reconstituted and rebalanced on an annual basis. For the purpose of calculation of the value of the FTSE RAFI indices, dividend payments will be reinvested in the Index on the ex-date.

By using fundamental factors rather than prices to weight stocks, the FTSE RAFI Indices seek to take advantage of price movements by reducing an index's holdings in constituents whose prices have risen relative to other constituents, and increase holdings in companies whose prices have fallen behind. Fundamental weighting should not increase exposure to high P/E stocks during episodes of unsustainable P/E expansion.

The FTSE RAFI Emerging Index is composed of 350 companies from emerging markets with the largest RAFI fundamental value, using the measures above. The Index weighs index constituents using four fundamental factors, reather than market capitalization. These factors include dividends, cash flow, sales and book value.

The FTSE RAFI Developed ex US Mid-Small Company 1500 Index is composed of approximately 1500 small and medium sized companies domiciled in developed countries outside of the United States ranked by fundamental values using the measures above.

"FTSE(R)" is a trademark of The Financial Times Limited ("FT") and the London Exchange Plc (the "Exchange") and is used by the funds under license. "Research Affiliates" and "Fundamental Index (R)" are trademarks of Research Affiliates LLC ("RA"). The Schwab Fundamental Index Funds are not sponsored, endorsed, sold or promoted by FTSE or RA, and FTSE and RA do not make any representation regarding the advisability of investing in shares of the funds.

FTSE and RA do not guarantee the accuracy and/or the completeness of the FTSE RAFI Indices or any data included therein, and FTSE and RA shall have no liability for any errors, omissions or interruptions therein. FTSE and RA make no warranty, express or implied, as to results to be obtained by the Schwab Fundamental Index Funds, their shareholders or any other person or entity from the use of the FTSE RAFI Indices or any data therein. FTSE and RA make no express or implied warranties and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the FTSE RAFI Indices or any data included therein.

                            FUND INVESTMENT POLICIES

It is the Schwab Fundamental Emerging Markets Index Fund's policy that, under normal circumstances, it will invest at least 90% of its net assets in securities that compose the FTSE RAFI Emerging Index. The fund will notify its shareholders at least 60 days before changing this policy. For purposes of this policy, net assets mean net assets plus the amount of any borrowings for investment purposes.

It is the Schwab Fundamental International Small-Mid Company Index Fund's policy that, under normal circumstances, it will invest at least 90% of its net assets in securities that compose the FTSE RAFI Developed ex-US Mid Small 1500 Index. The fund will notify its shareholders at least 60 days before changing this policy. For purposes of this policy, net assets mean net assets plus the amount of any borrowings for investment purposes.


                       INVESTMENTS, RISKS AND LIMITATIONS

The following investment policies, securities, strategies, risks and limitations supplement those set forth in the prospectus and may be changed without shareholder approval unless otherwise noted. Also, policies and limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard, shall be measured immediately after and as a result of a fund's acquisition of such security or asset unless otherwise noted. Thus, any subsequent change in values, net assets or other circumstances does not require a fund to sell an investment if it could not then make the same investment. A fund will invest in securities or engage in techniques that are intended to help achieve its investment objective.

BANKERS' ACCEPTANCES or notes are credit instruments evidencing a bank's obligation to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity. A fund will invest only in bankers' acceptances of banks that have capital, surplus and undivided profits in excess of $100 million.

BORROWING. A fund may borrow for temporary or emergency purposes; for example, a fund may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. The fund's borrowings will be subject to interest costs. Borrowing can also involve leveraging when securities are purchased with the borrowed money. Leveraging creates interest expenses that can exceed the income from the assets purchased with the borrowed money. In addition, leveraging may magnify changes in the net asset value of a fund's shares and in its portfolio yield. A fund will earmark or segregate assets to cover such borrowings in accordance with positions of the Securities and Exchange Commission ("SEC"). If assets used to secure a borrowing decrease in value, a fund may be required to pledge additional collateral to avoid liquidation of those assets.

A fund may establish lines-of-credit ("lines") with certain banks by which it may borrow funds for temporary or emergency purposes. A borrowing is presumed to be for temporary or emergency purposes if it is repaid by a fund within 60 days and is not extended or renewed. A fund may use the lines to meet large or unexpected redemptions that would otherwise force a fund to liquidate securities under circumstances which are unfavorable to a fund's remaining shareholders. A fund will pay a fee to the bank for using the lines.

CERTIFICATES OF DEPOSIT or time deposits are issued against funds deposited in a banking institution for a specified period of time at a specified interest rate. A fund will invest only in certificates of deposit of banks that have capital, surplus and undivided profits in excess of $100 million.

COMMERCIAL PAPER consists of short term, promissory notes issued by banks, corporations and other institutions to finance short term credit needs. These securities generally are discounted but sometimes may be interest bearing. Commercial paper, which also may be unsecured, is subject to credit risk.

CONCENTRATION means that substantial amounts of assets are invested in a particular industry or group of industries. Concentration increases investment exposure to industry risk. For example, the automobile industry may have a greater exposure to a single factor, such as an increase in the price of oil, which may adversely affect the sale of automobiles and, as a result, the value of the industry's securities. Each fund will not concentrate investments in a particular industry or group of industries, unless the index the fund is designed to track is so concentrated.

CREDIT DEFAULT SWAPS. A fund may enter into credit default swap contracts for investment purposes. As the seller in a credit default swap contract, a fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, a fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, a fund would keep the stream of payments and would have no payment obligations. As the seller, a fund would be subject to investment exposure on the notional amount of the swap.

A fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held it its portfolio, in which case a fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk -- that the seller may fail to satisfy its payment obligations to a fund in the event of a default.

CREDIT AND LIQUIDITY supports may be employed by issuers to reduce the credit risk of their securities. Credit supports include letters of credit, insurance, total return and credit swap agreements and guarantees provided by foreign and domestic entities. Liquidity supports include puts, and demand features. Most of these arrangements move the credit risk of an investment from the issuer of the security to the support provider. Changes in the credit quality of a support provider could cause losses to a fund, and affect its share price.

DEBT SECURITIES are obligations issued by domestic and foreign entities, including governments and corporations, in order to raise money. They are basically "IOUs," but are commonly referred to as bonds or money market securities. These securities normally require the issuer to pay a fixed, variable or floating rate of interest on the amount of money borrowed ("principal") until it is paid back upon maturity.

Debt securities experience price changes when interest rates change. For example, when interest rates fall, the prices of debt securities generally rise. Also, issuers tend to pre-pay their outstanding debts and issue new ones paying lower interest rates. This is especially true for bonds with sinking fund provisions, which commit the issuer to set aside a certain amount of money to cover timely repayment of principal and typically allow the issuer to annually repurchase certain of its outstanding bonds from the open market or at a pre-set call price.

Conversely, in a rising interest rate environment, prepayment on outstanding debt securities generally will not occur. This is known as extension risk and may cause the value of debt securities to depreciate as a result of the higher market interest rates. Typically, longer-maturity securities react to interest rate changes more severely than shorter-term securities (all things being equal), but generally offer greater rates of interest.

Debt securities also are subject to the risk that the issuers will not make timely interest and/or principal payments or fail to make them at all. This is called credit risk. Corporate debt securities ("bonds") tend to have higher credit risk generally than U.S. government debt securities. Debt instruments also may be subject to price volatility due to market perception of future interest rates, the creditworthiness of the issuer and general market liquidity (market risk). Investment-grade debt securities are considered medium- or/and high-quality securities, although some still possess varying degrees of speculative characteristics and risks. Debt securities rated below investment-grade are riskier, but may offer higher yields. These securities are sometimes referred to as high yield securities or "junk bonds."

The market for these securities has historically been less liquid than investment grade securities.

DEPOSITARY RECEIPTS include American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts may be sponsored or unsponsored. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Investments in the securities of foreign issuers may subject a fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

Although the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder's rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer's request.

DERIVATIVE INSTRUMENTS are commonly defined to include securities or contracts whose values depend on (or "derive" from) the value of one or more other assets such as securities, currencies, or commodities. These "other assets" are commonly referred to as "underlying assets."

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, as well as exchange-traded futures. Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on forward and swap contracts) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or forward contracts in different ways, and applying these structures to a wide range of underlying assets.

Risk management strategies include investment techniques designed to facilitate the sale of portfolio securities, manage the average duration of the portfolio or create or alter exposure to certain asset classes, such as equity, other debt or foreign securities.

In addition to the derivative instruments and strategies described in this SAI, the investment adviser expects to discover additional derivative instruments and other hedging or risk management techniques. The investment adviser may utilize these new derivative instruments and techniques to the extent that they are consistent with a fund's investment objective and permitted by a fund's investment limitations, operating policies, and applicable regulatory authorities.

DIVERSIFICATION involves investing in a wide range of securities and thereby spreading and reducing the risks of investment. The funds are a series of an open-end investment management company. The funds are diversified mutual funds.

DURATION was developed as a more precise alternative to the concept of "maturity." Traditionally, a debt obligation's maturity has been used as a proxy for the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "volatility" of the security). However, maturity measures only the time until a debt obligation provides its final payment, taking no account of the pattern of the security's payments prior to maturity. In contrast, duration incorporates a bond's yield, coupon interest payments, final maturity, call and put features and prepayment exposure into one measure. Duration is the magnitude of the change in the price of a bond relative to a given change in market interest rates. Duration management is one of the fundamental tools used by the investment adviser for debt portions of the portfolios.

EMERGING OR DEVELOPING MARKETS exist in countries that are considered to be in the initial stages of industrialization. The risks of investing in these markets are similar to the risks of international investing in general, although the risks are greater in emerging and developing markets. Countries with emerging or developing securities markets tend to have economic structures that are less stable than countries with developed securities markets. This is because their economies may be based on only a few industries and their securities markets may trade a small number of securities. Prices on these exchanges tend to be volatile, and securities in these countries historically have offered greater potential for gain (as well as loss) than securities of companies located in developed countries.

EQUITY SECURITIES represent ownership interests in a company, and are commonly called "stocks." Equity securities historically have outperformed most other securities, although their prices can fluctuate based on changes in a company's financial condition, market conditions and political, economic or even company-specific news. When a stock's price declines, its market value is lowered even though the intrinsic value of the company may not have changed. Sometimes factors, such as economic conditions or political events, affect the value of stocks of companies of the same or similar industry or group of industries, and may affect the entire stock market.

Types of equity securities include common stocks, preferred stocks, convertible securities, warrants, ADRs, EDRs, and interests in real estate investment trusts, (for more information on real estate investment trusts, "REITs", see section entitled "Real Estate Investments Trusts").

Common stocks, which are probably the most recognized type of equity security, represent an equity or ownership interest in an issuer and usually entitle the owner to voting rights in the election of the corporation's directors and any other matters submitted to the corporation's shareholders for voting, as well as to receive dividends on such stock. The market value of common stock can fluctuate widely, as it reflects increases and decreases in an issuer's earnings. In the event an issuer is liquidated or declares bankruptcy, the claims of bond owners, other debt holders and owners of preferred stock take precedence over the claims of common stock owners.

Preferred stocks represent an equity or ownership interest in an issuer but do not ordinarily carry voting rights, though they may carry limited voting rights. Preferred stocks normally have preference over the corporation's assets and earnings, however. For example, preferred stocks have preference over common stock in the payment of dividends. Preferred stocks normally pay dividends at a specified rate. However, preferred stock may be purchased where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential. In the event an issuer is liquidated or declares bankruptcy, the claims of bond owners take precedence over the claims of preferred and common stock owners. Certain classes of preferred stock are convertible into shares of common stock of the issuer. By holding convertible preferred stock, a fund can receive a steady stream of dividends and still have the option to convert the preferred stock to common stock. Preferred stock is subject to many of the same risks as common stock and debt securities.

Convertible securities are typically preferred stocks or bonds that are exchangeable for a specific number of another form of security (usually the issuer's common stock) at a specified price or ratio. A convertible security generally entitles the holder to receive interest paid or accrued on bonds or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. A corporation may issue a convertible security that is subject to redemption after a specified date, and usually under certain circumstances. A holder of a convertible security that is called for redemption would be required to tender it for redemption to the issuer, convert it to the underlying common stock or sell it to a third party. The convertible structure allows the holder of the convertible bond to participate in share price movements in the company's common stock. The actual return on a convertible bond may exceed its stated yield if the company's common stock appreciates in value and the option to convert to common stocks becomes more valuable.

Convertible securities typically pay a lower interest rate than nonconvertible bonds of the same quality and maturity because of the convertible feature. Convertible securities are also rated below investment grade ("high yield") or are not rated, and are subject to credit risk.

Prior to conversion, convertible securities have characteristics and risks similar to nonconvertible debt and equity securities. In addition, convertible securities are often concentrated in economic sectors, which, like the stock market in general, may experience unpredictable declines in value, as well as periods of poor performance, which may last for several years. There may be a small trading market for a particular convertible security at any given time, which may adversely impact market price and a fund's ability to liquidate a particular security or respond to an economic event, including deterioration of an issuer's creditworthiness.

Convertible preferred stocks are nonvoting equity securities that pay a fixed dividend. These securities have a convertible feature similar to convertible bonds, but do not have a maturity date. Due to their fixed income features, convertible securities provide higher income potential than the issuer's common stock, but typically are more sensitive to interest rate changes than the underlying common stock. In the event of a company's liquidation, bondholders have claims on company assets senior to those of shareholders; preferred shareholders have claims senior to those of common shareholders.

Convertible securities typically trade at prices above their conversion value, which is the current market value of the common stock received upon conversion, because of their higher yield potential than the underlying common stock. The difference between the conversion value and the price of a convertible security will vary depending on the value of the underlying common stock and interest rates. When the underlying value of the common stocks declines, the price of the issuer's convertible securities will tend not to fall as much because the convertible security's income potential will act as a price support. While the value of a convertible security also tends to rise when the underlying common stock value rises, it will not rise as much because their conversion value is more narrow. The value of convertible securities also is affected by changes in interest rates. For example, when interest rates fall, the value of convertible securities may rise because of their fixed income component.

Warrants are types of securities usually issued with bonds and preferred stock that entitle the holder to purchase a proportionate amount of common stock at a specified price for a specific period of time. The prices of warrants do not necessarily move parallel to the prices of the underlying common stock. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. If a warrant is not exercised within the specified time period, it will become worthless and a fund will lose the purchase price it paid for the warrant and the right to purchase the underlying security.

Initial Public Offering. A fund may purchase shares issued as part of, or a short period after, a company's initial public offering ("IPOs"), and may at times dispose of those shares shortly after their acquisition. A fund's purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time.

Master Limited Partnerships ("MLPs"). MLPs are limited partnerships in which the common units are publicly traded. MLP common units are freely traded on a securities exchange or in the over-the-counter market and are generally registered with the SEC. MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. MLPs generally have two classes of owners, the general partner and limited partners. The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the partnership, through ownership of common units, and have a limited role, if any, in the partnership's operations and management.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount ("minimum quarterly distributions"). Common and general partner interests also accrue arrearages in distributions to the extent the minimum quarterly distribution is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the minimum quarterly distribution; however, subordinated units do not accrue arrearages. Distributable cash in excess of the minimum quarterly distribution paid to both common and subordinated units is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions. A common arrangement provides that the general partner can reach a tier where it receives 50% of every incremental dollar paid to common and subordinated unit holders. These incentive distributions are intended to encourage the general partner to streamline costs, increase capital expenditures and acquire assets in order to increase the partnership's cash flow and raise the quarterly cash distribution in order to reach higher tiers. Such results are intended to benefit all security holders of the MLP, however, such incentive distribution payments give rise to potential conflicts of interest between the common unit holders and the general partner.

MLP common units represent a limited partnership interest in the MLP. Common units are listed and traded on U.S. securities exchanges or over-the-counter, with their value fluctuating predominantly based on prevailing market conditions and the success of the MLP. A fund may purchase common units in market transactions as well as directly from the MLP or other parties in private placements. Unlike owners of common stock of a corporation, owners of common units have limited voting rights and have no ability to annually elect directors. MLPs generally distribute all available cash flow (cash flow from operations less maintenance capital expenditures) in the form of quarterly distributions. Common units along with general partner units, have first priority to receive quarterly cash distributions up to the minimum quarterly distribution and have arrearage rights. In the event of liquidation, common units have preference over subordinated units, but not debt or preferred units, to the remaining assets of the MLP.

MLP subordinated units are typically issued by MLPs to their original sponsors, such as their founders, corporate general partners of MLPs, entities that sell assets to the MLP, and investors. Subordinated units may be purchased directly from these persons as well as newly-issued subordinated units from MLPs themselves. Subordinated units have similar voting rights as common units and are generally not publicly traded. Once the minimum quarterly distribution on the common units, including any arrearages, has been paid, subordinated units receive cash distributions up to the minimum quarterly distribution prior to any incentive payments to the MLP's general partner. Unlike common units, subordinated units do not have arrearage rights. In the event of liquidation, common units and general partner interests have priority over subordinated units. Subordinated units are typically converted into common units on a one-to-one basis after certain time periods and/or performance targets have been satisfied. The purchase or sale price of subordinated units is generally tied to the common unit price less a discount. The size of the discount varies depending on the likelihood of conversion, the length of time remaining to conversion, the size of the block purchased relative to trading volumes, and other factors, including smaller capitalization partnerships or companies potentially having limited product lines, markets or financial resources, lacking management depth or experience, and being more vulnerable to adverse general market or economic development than larger more established companies.

General partner interests of MLPs are typically retained by an MLP's original sponsors, such as its founders, corporate partners, entities that sell assets to the MLP and investors. A holder of general partner interests can be liable under certain circumstances for amounts greater than the amount of the holder's investment in the general partner interest. General partner interests often confer direct board participation rights and in many cases, operating control, over the MLP. These interests themselves are not publicly traded, although they may be owned by publicly traded entities. General partner interests receive cash distributions, typically 2% of the MLP's aggregate cash distributions, which are contractually defined in the partnership agreement. In addition, holders of general partner interests typically hold incentive distribution rights, which provide them with a larger share of the aggregate MLP cash distributions as the distributions to limited partner unit holders are increased to prescribed levels. General partner interests generally cannot be converted into common units. The general partner interest can be redeemed by the MLP if the MLP unitholders choose to remove the general partner, typically with a supermajority vote by limited partner unitholders.

Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

Certain MLPs are dependent on their parent companies or sponsors for a majority of their revenues. Any failure by a MLP's parents or sponsors to satisfy their payments or obligations would impact the MLP's revenues and cash flows and ability to make distributions.

EXCHANGE TRADED FUNDS ("ETFs") such as Standard and Poor's Depositary Receipts ("SPDRs") Trust, are investment companies that typically are registered under the 1940 Act as open-end funds or unit investment trusts

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


("UITs"). ETFs are actively traded on national securities exchanges and are generally based on specific domestic and foreign market indices. Shares of an ETF may be bought and sold through the day at market prices, which may be higher or lower than the shares' net asset value. An "index-based ETF" seeks to track the performance of an index holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Because ETFs are based on an underlying basket of stocks or an index, they are subject to the same market fluctuations as these types of securities in volatile market swings. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When a fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. As with any exchange listed security, ETF shares purchased in the secondary market are subject to customary brokerage shares. Pursuant to an exemptive order issued by the Securities and Exchange Commission (the "SEC)" to iShares and procedures approved by the funds' Board of Trustees, each Fund may invest in iShares not to exceed 25% of a fund's total assets, provided that a fund has described exchange-traded fund investments in its Prospectuses and otherwise complies with the conditions of the exemptive order and other applicable investment limitations.

FIXED TIME DEPOSITS are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties, which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. A fund will not invest in fixed time deposits, which (1) are not subject to prepayment or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15% of its net assets would be invested in such deposits, repurchase agreements maturing in more than seven days and other illiquid assets.

FOREIGN CURRENCY TRANSACTIONS. A fund may invest in foreign currency-denominated securities, may purchase and sell foreign currency options and foreign currency futures contracts and related options and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through forward currency contracts ("forwards") with terms generally of less than one year. A fund may engage in these transactions in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities.

A fund may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. A fund will earmark or segregate assets for any open positions in forwards used for non-hedging purposes and mark to market daily as may be required under the federal securities laws.

A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect a fund against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar or to increase exposure to a particular foreign currency. Many foreign securities markets do not settle trades within a time frame that would be considered customary in the U.S. stock market. Therefore, a fund may engage in forward foreign currency exchange contracts in order to secure exchange rates for fund securities purchased or sold, but awaiting settlement. These transactions do not seek to eliminate any fluctuations in the underlying prices of the securities involved. Instead, the transactions simply establish a rate of exchange that can be expected when a fund settles its securities transactions in the future. Forwards involve certain risks. For example, if the counterparties to the contracts are unable to meet the terms of the contracts or if the value of the foreign currency changes unfavorably, a fund could sustain a loss.

A fund may engage in forward foreign currency exchange contracts to protect the value of specific portfolio positions, which is called "position hedging." When engaging in position hedging, a fund may enter into forward foreign currency

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


exchange transactions to protect against a decline in the values of the foreign currencies in which portfolio securities are denominated (or against an increase in the value of currency for securities that a fund expects to purchase).

Buying and selling foreign currency exchange contracts involves costs and may result in losses. The ability of a fund to engage in these transactions may be limited by tax considerations. Although these techniques tend to minimize the risk of loss due to declines in the value of the hedged currency, they tend to limit any potential gain that might result from an increase in the value of such currency. Transactions in these contracts involve certain other risks. Unanticipated fluctuations in currency prices may result in a poorer overall performance for a fund than if it had not engaged in any such transactions. Moreover, there may be imperfect correlation between a fund's holdings of securities denominated in a particular currency and forward contracts into which a fund enters. Such imperfect correlation may cause a fund to sustain losses, which will prevent it from achieving a complete hedge or expose it to risk of foreign exchange loss.

Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a fund to benefit from favorable fluctuations in relevant foreign currencies.

Forwards will be used primarily to adjust the foreign exchange exposure of a fund with a view to protecting the outlook, and a fund might be expected to enter into such contracts under the following circumstances:

LOCK IN. When the investment adviser desires to lock in the U.S. dollar price on the purchase or sale of a security denominated in a foreign currency.

CROSS HEDGE. If a particular currency is expected to decrease against another currency, a fund may sell the currency expected to decrease and purchase a currency which is expected to increase against the currency sold in an amount approximately equal to some or all of a fund's portfolio holdings denominated in the currency sold.

DIRECT HEDGE. If the investment adviser wants to a eliminate substantially all of the risk of owning a particular currency, and/or if the investment adviser thinks that a fund can benefit from price appreciation in a given country's bonds but does not want to hold the currency, it may employ a direct hedge back into the U.S. dollar. In either case, a fund would enter into a forward contract to sell the currency in which a portfolio security is denominated and purchase U.S. dollars at an exchange rate established at the time it initiated the contract. The cost of the direct hedge transaction may offset most, if not all, of the yield advantage offered by the foreign security, but a fund would benefit from an increase in value of the bond.

PROXY HEDGE. The investment adviser might choose to use a proxy hedge, which may be less costly than a direct hedge. In this case, a fund, having purchased a security, will sell a currency whose value is believed to be closely linked to the currency in which the security is denominated. Interest rates prevailing in the country whose currency was sold would be expected to be closer to those in the U.S. and lower than those of securities denominated in the currency of the original holding. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times.

COSTS OF HEDGING. When a fund purchases a foreign bond with a higher interest rate than is available on U.S. bonds of a similar maturity, the additional yield on the foreign bond could be substantially reduced or lost if a fund were to enter into a direct hedge by selling the foreign currency and purchasing the U.S. dollar. This is what is known as the "cost" of hedging. Proxy hedging attempts to reduce this cost through an indirect hedge back to the U.S. dollar. It is important to note that hedging costs are treated as capital transactions and are not, therefore, deducted from a fund's dividend distribution and are not reflected in its yield. Instead such costs will, over time, be reflected in a fund's net asset value per share.

TAX CONSEQUENCES OF HEDGING. Under applicable tax law, a fund may be required to limit their gains from hedging in foreign currency forwards, futures, and options. Although a fund is expected to comply with such limits, the extent to which these limits apply is subject to tax regulations as yet unissued. Hedging may also result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. Those provisions could result in an increase (or decrease) in the amount of taxable dividends paid by a fund and could affect whether dividends paid by a fund are classified as capital gains or ordinary income.

FOREIGN SECURITIES involve additional risks, including foreign currency exchange rate risks, because they are issued by foreign entities, including foreign governments, banks and corporations or because they are traded principally overseas. Foreign securities in which a fund may invest include foreign entities that are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. corporations. In addition, there may be less publicly available information about foreign entities. Foreign economic, political and legal developments, as well as fluctuating foreign currency exchange rates and withholding taxes, could have more dramatic effects on the value of foreign securities. For example, conditions within and around foreign countries, such as the possibility of expropriation or confiscatory taxation, political or social instability, diplomatic developments, change of government or war could affect the value of foreign investments. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Foreign securities typically have less volume and are generally less liquid and more volatile than securities of U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although a fund will endeavor to achieve the most favorable overall results on portfolio transactions. There is generally less government supervision and regulation of foreign securities exchanges, brokers, dealers and listed companies than in the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. There may be difficulties in obtaining or enforcing judgments against foreign issuers as well. These factors and others may increase the risks with respect to the liquidity of a fund, and its ability to meet a large number of shareholder redemption requests.

Foreign markets also have different clearance and settlement procedures and, in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a fund is uninvested and no return is earned thereon. The inability to make intended security purchases due to settlement problems could cause a fund to miss attractive investment opportunities. Losses to a fund arising out of the inability to fulfill a contract to sell such securities also could result in potential liability for a fund.

Investments in the securities of foreign issuers may be made and held in foreign currencies. In addition, a fund may hold cash in foreign currencies. These investments may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may cause a fund to incur costs in connection with conversions between various currencies. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange market as well as by political and economic factors. Changes in the foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by a fund.

FORWARD CONTRACTS are sales contracts between a buyer (holding the "long" position), and the seller (holding the "short" position) for an asset with delivery deferred to a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset.

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


FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS involve the purchase or sale of foreign currency at an established exchange rate, but with payment and delivery at a specified future time. Many foreign securities markets do not settle trades within a time frame that would be considered customary in the U.S. stock market. Therefore, a fund may engage in forward foreign currency exchange contracts in order to secure exchange rates for portfolio securities purchased or sold, but awaiting settlement. These transactions do not seek to eliminate any fluctuations in the underlying prices of the securities involved. Instead, the transactions simply establish a rate of exchange that can be expected when a fund settles its securities transactions in the future. Forwards involve certain risks. For example, if the counterparties to the contracts are unable to meet the terms of the contracts or if the value of the foreign currency changes unfavorably, a fund could sustain a loss.

FUTURES CONTRACTS are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed-upon price on a stipulated future date. In the case of futures contracts relating to an index or otherwise not calling for physical delivery at the close of the transaction, the parties usually agree to deliver the final cash settlement price of the contract. A fund may purchase and sell futures contracts based on securities, securities indices and foreign currencies, interest rates, or any other futures contracts traded on U.S. exchanges or boards of trade that the Commodities Future Trading Commission ("CFTC") licenses and regulates on foreign exchanges. Consistent with CFTC regulations, each fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, are not subject to registration or regulation as a pool operator under the Commodity Exchange Act.

A fund must maintain a small portion of its assets in cash to process shareholder transactions in and out of it to pay its expenses. In order to reduce the effect this otherwise uninvested cash would have on its performance, a fund may purchase futures contracts. Such transactions allow a fund's cash balance to produce a return similar to that of the underlying security or index on which the futures contract is based. Also, a fund may purchase or sell futures contracts on a specified foreign currency to "fix" the price in U.S. dollars of the foreign security it has acquired or sold or expects to acquire or sell. A fund may enter into futures contracts for other reasons as well.

When buying or selling futures contracts, a fund must place a deposit with its broker equal to a fraction of the contract amount. This amount is known as "initial margin" and must be in the form of liquid debt instruments, including cash, cash-equivalents and U.S. government securities. Subsequent payments to and from the broker, known as "variation margin" may be made daily, if necessary, as the value of the futures contracts fluctuate. This process is known as "marking-to-market." The margin amount will be returned to a fund upon termination of the futures contracts assuming all contractual obligations are satisfied. Because margin requirements are normally only a fraction of the amount of the futures contracts in a given transaction, futures trading can involve a great deal of leverage. In order to avoid this, a fund will earmark or segregate assets for any outstanding futures contracts as may be required under the federal securities laws.

While a fund intends to purchase and sell futures contracts in order to simulate full investment, there are risks associated with these transactions. Adverse market movements could cause a fund to experience substantial losses when buying and selling futures contracts. Of course, barring significant market distortions, similar results would have been expected if a fund had instead transacted in the underlying securities directly. There also is the risk of losing any margin payments held by a broker in the event of its bankruptcy. Additionally, a fund incurs transaction costs (i.e. brokerage fees) when engaging in futures trading. To the extent a fund also invests in futures in order to simulate full investment, these same risks apply.

When interest rates are rising or securities prices are falling, a fund may seek, through the sale of futures contracts, to offset a decline in the value of their current portfolio securities. When rates are falling or prices are rising, a fund, through the purchase of futures contracts, may attempt to secure better rates or prices than might later be available in the market when they effect anticipated purchases. Similarly, a fund may sell futures contracts on a specified currency to protect against a decline in the value of that currency and their portfolio securities that are denominated in that currency. A fund

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


may purchase futures contracts on a foreign currency to fix the price in U.S. dollars of a security denominated in that currency that a fund have acquired or expect to acquire.

Futures contracts normally require actual delivery or acquisition of an underlying security or cash value of an index on the expiration date of the contract. In most cases, however, the contractual obligation is fulfilled before the date of the contract by buying or selling, as the case may be, identical futures contracts. Such offsetting transactions terminate the original contracts and cancel the obligation to take or make delivery of the underlying securities or cash. There may not always be a liquid secondary market at the time a fund seeks to close out a futures position. If a fund is unable to close out its position and prices move adversely, a fund would have to continue to make daily cash payments to maintain its margin requirements. If a fund had insufficient cash to meet these requirements it may have to sell portfolio securities at a disadvantageous time or incur extra costs by borrowing the cash. Also, a fund may be required to make or take delivery and incur extra transaction costs buying or selling the underlying securities. A fund seeks to reduce the risks associated with futures transactions by buying and selling futures contracts that are traded on national exchanges or for which there appears to be a liquid secondary market.

HIGH YIELD SECURITIES, also called lower quality bonds ("junk bonds"), are frequently issued by companies without long track records of sales and earnings, or by those of questionable credit strength, and are more speculative and volatile (though typically higher yielding) than investment grade bonds. Adverse economic developments could disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly-leveraged issuers, to service their debt obligations or to repay their obligations upon maturity.

Also, the secondary market for high yield securities at times may not be as liquid as the secondary market for higher-quality debt securities. As a result, the investment adviser could find it difficult to sell these securities or experience difficulty in valuing certain high yield securities at certain times. Prices realized upon the sale of such lower rated securities, under these circumstances, may be less than the prices at which a fund purchased them.

Thus, high yield securities are more likely to react to developments affecting interest rates and market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. When economic conditions appear to be deteriorating, medium- to lower-quality debt securities may decline in value more than higher-quality debt securities due to heightened concern over credit quality, regardless of prevailing interest rates. Prices for high yield securities also could be affected by legislative and regulatory developments. These laws could adversely affect a fund's net asset value and investment practices, the secondary market value for high yield securities, the financial condition of issuers of these securities and the value of outstanding high yield securities.

ILLIQUID SECURITIES generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which a fund has valued the instruments. The liquidity of a fund's investments is monitored under the supervision and direction of the Board of Trustees. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.

INDEXING STRATEGIES involve tracking the securities represented in, and therefore the performance of, an index. Each fund normally will invest primarily in the securities of its index. Moreover, each of these funds invests so that its portfolio performs similarly to that of its index. Each of these funds tries to generally match its holdings in a particular security to its weight in the index. Each fund will seek a correlation between its performance and that of its index of 0.95 or better. A perfect correlation of 1.0 is unlikely as the funds incur operating and trading expenses unlike their indices. A fund may rebalance its holdings in order to track its index more closely. In the event its intended correlation is not achieved, the Board of Trustees will consider alternative arrangements for a fund.

INTERFUND BORROWING AND LENDING. A fund may borrow money from and/or lend money to other funds/portfolios in the Schwab complex ("Schwab Funds(R)"). All loans are for temporary or emergency purposes and the interest rates to be charged will be the average of the overnight repurchase agreement rate and the short term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds.

INTERNATIONAL BONDS are certain obligations or securities of foreign issuers, including Eurodollar Bonds, which are U.S. dollar-denominated bonds issued by foreign issuers payable in Eurodollars (U.S. dollars held in banks located outside the United States, primarily Europe), Yankee Bonds, which are U.S. dollar-denominated bonds issued in the U.S. by foreign banks and corporations, and EuroBonds, which are bonds denominated in U.S. dollars and usually issued by large underwriting groups composed of banks and issuing houses from many countries. Investments in securities issued by foreign issuers, including American Depositary Receipts and securities purchased on foreign securities exchanges, may subject a fund to additional investment risks, such as adverse political and economic developments, possible seizure, nationalization or expropriation of foreign investments, less stringent disclosure requirements, non-U.S. withholding taxes and the adoption of other foreign governmental restrictions.

Additional risks include less publicly available information, the risk that companies may not be subject to the accounting, auditing and financial reporting standards and requirements of U.S. companies, the risk that foreign securities markets may have less volume and therefore may be less liquid and their prices more volatile than U.S. securities, and the risk that custodian and transaction costs may be higher. Foreign issuers of securities or obligations are often subject to accounting requirements and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

MATURITY OF INVESTMENTS will generally be determined using the portfolio fixed income securities' final maturity dates. However for certain securities, maturity will be determined using the security's effective maturity date. The effective maturity date for a security subject to a put or demand feature is the demand date, unless the security is a variable- or floating-rate security. If it is a variable-rate security, its effective maturity date is the earlier of its demand date or next interest rate change date. For variable-rate securities not subject to a put or demand feature and floating-rate securities, the effective maturity date is the next interest rate change date. The effective maturity of mortgage-backed and certain other asset-backed securities is determined on an "expected life" basis by the investment adviser. For an interest rate swap agreement, its effective maturity would be equal to the difference in the effective maturity of the interest rates "swapped." Securities being hedged with futures contracts may be deemed to have a longer maturity, in the case of purchases of future contracts, and a shorter maturity, in the case of sales of futures contracts, than they would otherwise be deemed to have. In addition, a security that is subject to redemption at the option of the issuer on a particular date ("call date"), which is prior to, or in lieu of, the security's stated maturity, may be deemed to mature on the call date rather than on its stated maturity date. The call date of a security will be used to calculate average portfolio maturity when the investment adviser reasonably anticipates, based upon information available to it, that the issuer will exercise its right to redeem the security. The average portfolio maturity of a fund is dollar-weighted based upon the market value of the fund's securities at the time of the calculation. A fund may invest in securities with final or effective maturities of any length.

MONEY MARKET SECURITIES are high-quality, short term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (like banks). Money market securities include commercial paper, certificates of deposit, banker's acceptances, notes and time deposits. Certificates of deposit and time deposits are issued against funds deposited in a banking institution for a specified period of time at a specified interest rate. Banker's acceptances are credit instruments evidencing a bank's obligation to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity. Commercial paper consists of short term, unsecured promissory notes issued to finance short term credit needs.

Money market securities pay fixed, variable or floating rates of interest and are generally subject to credit and interest rate risks. The maturity date or price of and financial assets collateralizing a security may be structured in order to make it qualify as or act like a money market security. These securities may be subject to greater credit and interest rate risks than other money market securities because of their structure. Money market securities may be issued with puts or sold separately, sometimes called demand features or guarantees, which are agreements that allow the buyer to sell a security at a specified price and time to the seller or "put provider." When a fund buys a put, losses could occur as a result of the costs of the put or if it exercises its rights under the put and the put provider does not perform as agreed. Standby commitments are types of puts.

A fund may keep a portion of its assets in cash for business operations. In order to reduce the effect this otherwise uninvested cash would have on its performance, a fund may invest in money market securities. A fund may also invest in money market securities to the extent it is consistent with its investment objective.

MORTGAGE-BACKED SECURITIES ("MBS") and other ASSET-BACKED SECURITIES ("ABS") may be purchased by a fund. MBS represent participations in mortgage loans, and include pass-through securities, collateralized mortgage obligations and stripped mortgage-backed securities. MBS may be issued or guaranteed by U.S. government agencies or instrumentalities, such as the Government National Mortgage Association (GNMA or Ginnie Mae) and Fannie Mae or Freddie Mac, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage banks, commercial banks, and special purpose entities (collectively, "private lenders"). MBS are based on different types of mortgages including those on commercial real estate and residential property. MBS issued by private lenders may be supported by pools of mortgage loans or other MBS that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of credit enhancement.

ABS have structural characteristics similar to MBS. ABS represent direct or indirect participation in assets such as automobile loans, credit card receivables, trade receivables, home equity loans (which sometimes are categorized as MBS) or other financial assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. The credit quality of most ABS depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on ABS may be supported by credit enhancements including letters of credit, an insurance guarantee, reserve funds and overcollateralization. In the case of privately-issued mortgage-related and asset-backed securities, the Portfolios take the position that such instruments do not represent interests in any particular industry or group of industries.

COMMERCIAL MORTGAGE-BACKED SECURITIES include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family MBS. Many of the risks of investing in commercial MBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial MBS may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

COLLATERALIZED DEBT OBLIGATIONS. A fund may invest in collateralized debt obligations ("CDOs"), which includes collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

For both CBOs and CLOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a fund as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and a fund's prospectuses (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) a fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

COLLATERALIZED MORTGAGE OBLIGATION ("CMO") is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac, Fannie Mae, and their income streams.

CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

The rate of principal payment on MBS and ABS generally depends on the rate of principal payments received on the underlying assets which in turn may be affected by a variety of economic and other factors. As a result, the price and yield on any MBS or ABS is difficult to predict with precision and price and yield to maturity may be more or less than the anticipated yield to maturity. If a fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing the yield to maturity. Conversely, if a fund purchases these securities at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity. Amounts available for reinvestment by a fund are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates.

While many MBS and ABS are issued with only one class of security, many are issued in more than one class, each with different payment terms. Multiple class MBS and ABS are issued as a method of providing credit support, typically through creation of one or more classes whose right to payments on the security is made subordinate to the right to such payments of the remaining class or classes. In addition, multiple classes may permit the issuance of securities with payment terms, interest rates, or other characteristics differing both from those of each other and from those of the underlying assets. Examples include stripped securities, which are MBS and ABS entitling the holder to disproportionate interest or principal compared with the assets backing the security, and securities with classes having characteristics different from the assets backing the securities, such as a security with floating interest rates with assets backing the securities having fixed interest rates. The market value of such securities and CMO's generally is more or less sensitive to changes in prepayment and interest rates than is the case with traditional MBS and ABS, and in some cases such market value may be extremely volatile.

CMO RESIDUALS. CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-backed securities. See "Stripped Mortgage-Backed Securities."

In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a fund may fail to recoup fully its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended (the "1933 Act"). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to a fund's limitations on investment in illiquid securities.

STRIPPED MORTGAGE-BACKED SECURITIES (SMBS). SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Under certain circumstances these securities may be deemed "illiquid" and subject to a fund's limitations on investment in illiquid securities.

MUNICIPAL LEASES are obligations issued to finance the construction or acquisition of equipment or facilities. These obligations may take the form of a lease, an installment purchase contract, a conditional sales contract or a participation interest in any of these obligations. Municipal leases may be considered illiquid investments. Additionally, municipal leases are subject to "nonappropriation risk," which is the risk that the municipality may terminate the lease because funds have not been allocated to make the necessary lease payments. The lessor would then be entitled to repossess the property, but the value of the property may be less to private sector entities than it would be to the municipality.

MUNICIPAL SECURITIES are debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works. Other public purposes include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities.

Municipal securities also may be issued to finance various private activities, including certain types of private activity bonds ("industrial development bonds" under prior law). These securities may be issued by or on behalf of public authorities to obtain funds to provide certain privately owned or operated facilities.

Municipal securities may be owned directly or through participation interests, and include general obligation or revenue securities, tax-exempt commercial paper, notes and leases.

Municipal securities generally are classified as "general obligation" or "revenue" and may be purchased directly or through participation interests. General obligation securities typically are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Revenue securities typically are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special tax or other specific revenue source. Private activity bonds and industrial development bonds are, in most cases, revenue bonds and generally do not constitute the pledge of the credit of the issuer of such bonds. The credit quality of private activity bonds is frequently related to the credit standing of private corporations or other entities.

Examples of municipal securities that are issued with original maturities of 397 days or less are short term tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes, pre-refunded municipal bonds and tax-free commercial paper. Tax anticipation notes typically are sold to finance working capital needs of municipalities in anticipation of the receipt of property taxes on a future date. Bond anticipation notes are sold on an interim basis in anticipation of a municipality's issuance of a longer-term bond in the future. Revenue anticipation notes are issued in expectation of the receipt of other types of revenue, such as that available under the Federal Revenue Sharing Program.

Construction loan notes are instruments insured by the Federal Housing Administration with permanent financing by Fannie Mae or Ginnie Mae at the end of the project construction period. Pre-refunded municipal bonds are bonds that are not yet refundable, but for which securities have been placed in escrow to refund an original municipal bond issue when it becomes refundable. Tax-free commercial paper is an unsecured promissory obligation issued or guaranteed by a municipal issuer. A fund may purchase other municipal securities similar to the foregoing that are or may become available, including securities issued to pre-refund other outstanding obligations of municipal issuers.

A fund also may invest in moral obligation securities, which are normally issued by special purpose public authorities. If the issuer of a moral obligation security is unable to meet its obligation from current revenues, it may draw on a reserve fund. The state or municipality that created the entity has only a moral commitment, not a legal obligation, to restore the reserve fund.

The value of municipal securities may be affected by uncertainties with respect to the rights of holders of municipal securities in the event of bankruptcy or the taxation of municipal securities as a result of legislation or litigation. For example, under federal law, certain issuers of municipal securities may be authorized in certain circumstances to initiate bankruptcy proceedings without prior notice to or the consent of creditors. Such action could result in material adverse changes in the rights of holders of the securities. In addition, litigation challenging the validity under the state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states, and legislation has been introduced to effect changes in public school finances in some states. In other instances, there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal law, which ultimately could affect the validity of those municipal securities or the tax-free nature of the interest thereon.

Municipal securities pay fixed, variable or floating rates of interest, which may be exempt from federal income tax and, typically, personal income tax of a state or locality. Some municipal securities are taxable. These securities are issued by state and local governments and instrumentalities thereof that pay interest that is not exempt from federal income tax. States and municipalities issue taxable instruments for various reasons, relating in some cases to the nature of the project being financed and to various specific ceilings on debt issuance in others. The rate of interest payable on such instruments typically reflects its taxable nature.

NON-PUBLICLY TRADED SECURITIES AND PRIVATE PLACEMENTS. A fund may invest in securities that are neither listed on a stock exchange nor traded over-the-counter, including privately placed securities. Such unlisted securities may involve a higher degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by a fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being sold, a fund may be required to bear the expenses of registration.

OPTIONS CONTRACTS generally provide the right to buy or sell a security, commodity, futures contract or foreign currency in exchange for an agreed upon price. If the right is not exercised after a specified period, the option expires and the option buyer forfeits the money paid to the option seller.

A call option gives the buyer the right to buy a specified number of shares of a security at a fixed price on or before a specified date in the future. For this right, the call option buyer pays the call option seller, commonly called the call option writer, a fee called a premium. Call option buyers are usually anticipating that the price of the underlying security will rise above the price fixed with the call writer, thereby allowing them to profit. If the price of the underlying security does not rise, the call option buyer's losses are limited to the premium paid to the call option writer. For call option writers, a rise in the price of the underlying security will be offset in part by the premium received from the call option buyer. If the call option writer does not own the underlying security, however, the losses that may ensue if the price rises could be potentially unlimited. If the call option writer owns the underlying security or commodity, this is called writing a covered call. All call and put options written by a fund will be covered, which means that a fund will own the securities subject to the option so long as the option is outstanding or a fund will earmark or segregate assets for any outstanding option contracts.

A put option is the opposite of a call option. It gives the buyer the right to sell a specified number of shares of a security at a fixed price on or before a specified date in the future. Put option buyers are usually anticipating a decline in the price of the underlying security, and wish to offset those losses when selling the security at a later date. All put options a fund writes will be covered, which means that a fund will earmark or segregate cash, U.S. government securities or other liquid securities with a value at least equal to the exercise price of the put option. The purpose of writing such options is to generate additional income for a fund. However, in return for the option premium, a fund accepts the risk that they may be required to purchase the underlying securities at a price in excess of the securities' market value at the time of purchase.

A fund may purchase and write put and call options on any securities in which they may invest or any securities index or basket of securities based on securities in which they may invest. In addition, a fund may purchase and sell foreign currency options and foreign currency futures contracts and related options. A fund may purchase and write such options on securities that are listed on domestic or foreign securities exchanges or traded in the over-the-counter market. Like futures contracts, option contracts are rarely exercised. Option buyers usually sell the option before it expires. Option writers may terminate their obligations under a written call or put option by purchasing an option identical to the one it has written. Such purchases are referred to as "closing purchase transactions." A fund may enter into closing sale transactions in order to realize gains or minimize losses on options they have purchased or wrote.

An exchange-traded currency option position may be closed out only on an options exchange that provides a secondary market for an option of the same series. Although a fund generally will purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option or at any particular time. If a fund is unable to effect a closing purchase transaction with respect to options it has written, it will not be able to sell the underlying securities or dispose of assets earmarked or held in a segregated account until the options expire or are exercised. Similarly, if a fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following: (1) there may be insufficient trading interest in certain options;
(2) an exchange may impose restrictions on opening transactions or closing transactions or both; (3) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (4) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (5) the facilities of an exchange or the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume; or (6) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, a fund will treat purchased over-the-counter options and all assets used to cover written over-the-counter options as illiquid securities, except that with respect to options written with primary dealers in U.S.

government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to a formula the staff of the SEC approves.

Additional risks are involved with options trading because of the low margin deposits required and the extremely high degree of leverage that may be involved in options trading. There may be imperfect correlation between the change in market value of the securities held by a fund and the prices of the options, possible lack of a liquid secondary market, and the resulting inability to close such positions prior to their maturity dates.

A fund may write or purchase an option only when the market value of that option, when aggregated with the market value of all other options transactions made on behalf of a fund, does not exceed 5% of its net assets.

PROMISSORY NOTES are written agreements committing the maker or issuer to pay the payee a specified amount either on demand or at a fixed date in the future, with or without interest. These are sometimes called negotiable notes or instruments and are subject to credit risk. Bank notes are notes used to represent obligations issued by banks in large denominations.

PUTS are agreements that allow the buyer to sell a security at a specified price and time to the seller or "put provider." When a fund buys a security with a put feature, losses could occur if the put provider does not perform as agreed. If a put provider fails to honor its commitment upon a fund's attempt to exercise the put, a fund may have to treat the security's final maturity as its effective maturity. If that occurs, the security's price may be negatively impacted, and its sensitivity to interest rate changes may be increased, possibly contributing to increased share price volatility for a fund. This also could lengthen a fund's overall average effective maturity. Standby commitments are types of puts.

QUALITY OF FIXED INCOME INVESTMENTS will be principally investment-grade for a fund's assets. Investment-grade quality securities are rated by at least one NRSRO in one of the four highest rating categories (within which there may be sub-categories or gradations indicating relative standing) or have been determined to be of equivalent quality by the investment adviser. Sometimes an investment-grade quality security may be downgraded to a below investment-grade quality rating. If a security no longer has at least one investment-quality rating from an NRSRO, the investment adviser would reanalyze the security in light of the downgrade and determine whether a fund should continue to hold the security. However, such downgrade would not require the investment adviser to sell the security on behalf of a fund. Sometimes lower-quality securities may be downgraded to an even lower quality. The investment adviser may also elect to purchase high-yield securities that are rated (at the time of purchase) B or higher or the equivalent by Moody's, S&P or Fitch, Inc. or are determined to be of similar investment quality by the investment manager.

REAL ESTATE INVESTMENT TRUSTS (REITS) are pooled investment vehicles, which invest primarily in income producing real estate or real estate related loans or interests and, in some cases, manage real estate. REITs are sometimes referred to as equity REITs, mortgage REITs or hybrid REITs. An equity REIT invests primarily in properties and generates income from rental and lease properties and, in some cases, from the management of real estate. Equity REITs also offer the potential for growth as a result of property appreciation and from the sale of appreciated property. Mortgage REITs invest primarily in real estate mortgages, which may secure construction, development or long term loans, and derive income for the collection of interest payments. Hybrid REITs may combine the features of equity REITs and mortgage REITs. REITs are generally organized as corporations or business trusts, but are not taxed as a corporation if they meet certain requirements of Subchapter M of the Code. To qualify, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including other REITs), cash and government securities, distribute at least 95% of its taxable income to its shareholders and receive at least 75% of that income from rents, mortgages and sales of property.

Like any investment in real estate, a REIT's performance depends on many factors, such as its ability to find tenants for its properties, to renew leases, and to finance property purchases and renovations. In general, REITs may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent a REIT concentrates its investment in certain regions or property types. For example, rental income could decline because of extended vacancies, increased competition from nearby properties, tenants' failure to pay rent, or incompetent management. Property values could decrease because of overbuilding, environmental liabilities, uninsured damages caused by natural disasters, a general decline in the neighborhood, losses due to casualty or condemnation, increases in property taxes, or changes in zoning laws. Ultimately, a REIT's performance depends on the types of properties it owns and how well the REIT manages its properties.

In general, during periods of rising interest rates, REITs may lose some of their appeal for investors who may be able to obtain higher yields from other income-producing investments, such as long term bonds. Higher interest rates also mean that financing for property purchases and improvements is more costly and difficult to obtain. During periods of declining interest rates, certain mortgage REITs may hold mortgages that mortgagors elect to prepay, which can reduce the yield on securities issued by mortgage REITs. Mortgage REITs may be affected by the ability of borrowers to repay debts to the REIT when due and equity REITs may be affected by the ability of tenants to pay rent.

Like small-cap stocks in general, certain REITs have relatively small market capitalizations and their securities can be more volatile than--and at times will perform differently from--large-cap stocks. In addition, because small-cap stocks are typically less liquid than large-cap stocks, REIT stocks may sometimes experience greater share-price fluctuations than the stocks of larger companies. Further, REITs are dependent upon specialized management skills, have limited diversification, and are therefore subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through a fund, a shareholder will bear indirectly a proportionate share of the REIT's expenses in addition to their proportionate share of a fund's expenses. Finally, REITs could possibly fail to qualify for tax-free pass-through of income under the Code or to maintain their exemptions from registration under the Investment Company Act of 1940 ("1940 Act").

REPURCHASE AGREEMENTS are instruments under which a buyer acquires ownership of certain securities (usually U.S. government securities) from a seller who agrees to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the buyer's holding period. Any repurchase agreements a fund enters into will involve a fund as the buyer and banks or broker-dealers as sellers. The period of repurchase agreements is usually short -- from overnight to one week, although the securities collateralizing a repurchase agreement may have longer maturity dates. Default by the seller might cause a fund to experience a loss or delay in the liquidation of the collateral securing the repurchase agreement. A fund also may incur disposition costs in liquidating the collateral. In the event of a bankruptcy or other default of a repurchase agreement's seller, a fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income. A fund will make payment under a repurchase agreement only upon physical delivery or evidence of book entry transfer of the collateral to the account of its custodian bank.

RESTRICTED SECURITIES are securities that are subject to legal restrictions on their sale. Restricted securities may be considered to be liquid if an institutional or other market exists for these securities. In making this determination, a fund, under the direction and supervision of the Board of Trustees will take into account various factors, including: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). To the extent a fund invests in restricted securities that are deemed liquid, its general level of illiquidity may be increased if qualified institutional buyers become uninterested in purchasing these securities.

REVERSE REPURCHASE AGREEMENTS AND MORTGAGE DOLLAR ROLLS may be used by a fund. A fund may engage in reverse repurchase agreements to facilitate portfolio liquidity, a practice common in the mutual fund industry, or for arbitrage transactions as discussed below. In a reverse repurchase agreement, a fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. A fund generally retains the right to interest and principal payments on the security. If a fund uses the cash it obtains to invest in other securities, this may be considered a form of leverage and may expose a fund to a greater risk. Leverage tends to magnify the effect of any decrease or increase in the value on a fund's portfolio's securities. Because a fund receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. When required by guidelines of the SEC, a fund will set aside permissible liquid assets earmarked or in a segregated account to secure its obligations to repurchase the security.

A fund also may enter into mortgage dollar rolls, in which a fund would sell MBS for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While a fund would forego principal and interest paid on the MBS during the roll period, a fund would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. A fund also could be compensated through the receipt of fee income equivalent to a lower forward price. At the time a fund would enter into a mortgage dollar roll, it would set aside permissible liquid assets earmarked or in a segregated account to secure its obligation for the forward commitment to buy MBS. Mortgage dollar roll transactions may be considered a borrowing by a fund.

The mortgage dollar rolls and reverse repurchase agreements entered into by a fund may be used as arbitrage transactions in which a fund will maintain an offsetting position in short duration investment-grade debt obligations. Since a fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions may involve leverage. However, since such securities or repurchase agreements will be high quality and short duration, the investment adviser believes that such arbitrage transactions present lower risks to a fund than those associated with other types of leverage. There can be no assurance that a fund's use of the cash it receives from a mortgage dollar roll will provide a positive return.

SECURITIES LENDING of portfolio securities is a common practice in the securities industry. A fund will engage in security lending arrangements. For example, a fund may receive cash collateral, and it may invest it in short term, interest-bearing obligations, but will do so only to the extent that it will not lose the tax treatment available to regulated investment companies. Lending portfolio securities involves risks that the borrower may fail to return the securities or provide additional collateral. Also, voting rights with respect to the loaned securities may pass with the lending of the securities.

A fund may loan portfolio securities to qualified broker-dealers or other institutional investors provided: (1) the loan is secured continuously by collateral consisting of U.S. government securities, letters of credit, cash or cash equivalents or other appropriate instruments maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) a fund may at any time call the loan and obtain the return of the securities loaned; (3) a fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan (at market value computed at the time of the loan).

Although voting rights with respect to loaned securities pass to the borrower, the lender retains the right to recall a security (or terminate a loan) for the purpose of exercising the security's voting rights. Efforts to recall such securities promptly may be unsuccessful, especially for foreign securities or thinly traded securities such as small-cap stocks. In addition, because recalling a security may involve expenses to a fund, it is expected that a fund will do so only where the items being voted upon are, in the judgment of the investment adviser, either material to the economic value of the security or threaten to materially impact the issuer's corporate governance policies or structure.

SECURITIES OF OTHER INVESTMENT COMPANIES may be purchased and sold by a fund and those issued by foreign investment companies. Mutual funds are registered investment companies, which may issue and redeem their shares on a continuous basis (open-end mutual funds) or may offer a fixed number of shares usually listed on an exchange

(closed-end mutual funds). Mutual funds generally offer investors the advantages of diversification and professional investment management, by combining shareholders' money and investing it in various types of securities, such as stocks, bonds and money market securities. Mutual funds also make various investments and use certain techniques in order to enhance their performance. These may include entering into delayed-delivery and when-issued securities transactions or swap agreements; buying and selling futures contracts, illiquid and restricted securities and repurchase agreements and borrowing or lending money and/or portfolio securities. The risks of investing in mutual funds generally reflect the risks of the securities in which the mutual funds invest and the investment techniques they may employ. Also, mutual funds charge fees and incur operating expenses.

If a fund decides to purchase securities of other investment companies, the fund intends to purchase shares of mutual funds in compliance with the requirements of federal law or any applicable exemptive relief received from the SEC. Mutual fund investments for a fund are currently restricted under federal regulations, and therefore, the extent to which the fund may invest in another mutual fund may be limited.

Funds in which a fund also may invest include unregistered or privately-placed funds, such as hedge funds and offshore funds. Hedge funds and offshore funds are not registered with the SEC, and therefore are largely exempt from the regulatory requirements that apply to registered investment companies (mutual funds). As a result, these types of funds have greater ability to make investments or use investment techniques, such as leveraging, that can increase investment return but also may substantially increase the risk of losses. Investments in these funds also may be more difficult to sell, which could cause losses to a fund. For example, hedge funds typically require investors to keep their investment in a hedge fund for some period of time, such as 1 year or more. This means investors would not be able to sell their shares of a hedge fund until such time had past, and the investment may be deemed to be illiquid. In addition, because hedge funds may not value their portfolio holdings on a frequent basis, investments in those hedge funds may be difficult to price.

SHORT SALES may be used by a fund as part of its overall portfolio management strategies or to offset (hedge) a potential decline in the value of a security. A fund may engage in short sales that are either "against the box" or "uncovered." A short sale is "against the box" if at all times during which the short position is open, a fund owns at least an equal amount of the securities or securities convertible into, or has the right to acquire, at no added cost, the securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to a fund with respect to the securities that are sold short. "Uncovered" short sales are transactions under which a fund sells a security it does not own. To complete such transaction, a fund may borrow the security through a broker to make delivery to the buyer and, in doing so, a fund becomes obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. A fund also may have to pay a fee to borrow particular securities, which would increase the cost of the security. In addition, a fund is often obligated to pay any accrued interest and dividends on the securities until they are replaced. The proceeds of the short sale position will be retained by the broker until a fund replaces the borrowed securities.

A fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the fund replaces the borrowed security and, conversely, the fund will realize a gain if the price declines. Any gain will be decreased, and any loss increased, by the transaction costs described above. A short sale creates the risk of an unlimited loss, as the price of the underlying securities could theoretically increase without limit, thus increasing the cost of buying those securities to cover the short position. If a fund sells securities short "against the box," it may protect unrealized gains, but will lose the opportunity to profit on such securities if the price rises. The successful use of short selling as a hedging strategy may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

A fund's obligation to replace the securities borrowed in connection with a short sale will be secured by collateral deposited with the broker that consists of cash or other liquid securities. In addition, a fund will earmark cash or liquid assets or place in a segregated account an amount of cash or other liquid assets equal to the difference, if any, between (1)
the market value of the securities sold short, marked-to-market daily, and (2) any cash or other liquid securities deposited as collateral with the broker in connection with the short sale.

SMALL-CAP STOCKS include common stocks issued by operating companies with market capitalizations that place them at the lower end of the stock market, as well as the stocks of companies that are determined to be small based on several factors, including the capitalization of the company and the amount of revenues. Historically, small company stocks have been riskier than stocks issued by large- or mid-cap companies for a variety of reasons. Small-companies may have less certain growth prospects and are typically less diversified and less able to withstand changing economic conditions than larger capitalized companies. Small-cap companies also may have more limited product lines, markets or financial resources than companies with larger capitalizations, and may be more dependent on a relatively small management group. In addition, small-cap companies may not be well known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects. Most small company stocks pay low or no dividends.

These factors and others may cause sharp changes in the value of a small company's stock, and even cause some small-cap companies to fail. Additionally, small-cap stocks may not be as broadly traded as large- or mid-cap stocks, and a fund's positions in securities of such companies may be substantial in relation to the market for such securities. Accordingly, it may be difficult for a fund to dispose of securities of these small-cap companies at prevailing market prices in order to meet redemptions. This lower degree of liquidity can adversely affect the value of these securities. For these reasons and others, the value of a fund's investments in small-cap stocks is expected to be more volatile than other types of investments, including other types of stock investments. While small-cap stocks are generally considered to offer greater growth opportunities for investors, they involve greater risks and the share price of a fund that invests in small-cap stocks may change sharply during the short term and long term.

SPREAD TRANSACTIONS may be used for hedging or managing risk. A fund may purchase covered spread options from securities dealers. Such covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives a fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relation to another security that the fund does not own, but which is used as a benchmark. The risk to a fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect a fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. Such protection is only provided during the life of the spread option.

STRIPPED SECURITIES are securities whose income and principal components are detached and sold separately. While risks associated with stripped securities are similar to other fixed income securities, stripped securities are typically subject to greater changes in value. U.S. Treasury securities that have been stripped by the Federal Reserve Bank are obligations of the U.S. Treasury.

STRUCTURED NOTES are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. The terms of the structured and indexed securities may provide that in certain circumstances no principal is due at maturity and therefore, may result in a loss of invested capital. Structured and indexed securities may be positively or negatively indexed, so that appreciation of the reference may produce an increase or a decrease in the interest rate or the value of the structured or indexed security at maturity may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such security may be very volatile. Structured and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured or indexed securities may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities.

SWAP AGREEMENTS are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the "underlying") and a predetermined amount (referred to as the "notional amount"). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party's obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement.

Swap agreements can be structured to increase or decrease a fund's exposure to long or short term interest rates, corporate borrowing rates and other conditions, such as changing security prices and inflation rates. They also can be structured to increase or decrease a fund's exposure to specific issuers or specific sectors of the bond market such as mortgage securities. For example, if a fund agreed to pay a longer-term fixed rate in exchange for a shorter-term floating rate while holding longer-term fixed rate bonds, the swap would tend to decrease the fund's exposure to longer-term interest rates. Swap agreements tend to increase or decrease the overall volatility of a fund's investments and its share price and yield. Changes in interest rates, or other factors determining the amount of payments due to and from a fund, can be the most significant factors in the performance of a swap agreement. If a swap agreement calls for payments from a fund, the fund must be prepared to make such payments when they are due. In order to help minimize risks, a fund will earmark or segregate appropriate assets for any accrued but unpaid net amounts owed under the terms of a swap agreement entered into on a net basis. All other swap agreements will require a fund to earmark or segregate assets in the amount of the accrued amounts owed under the swap. A fund could sustain losses if a counterparty does not perform as agreed under the terms of the swap. A fund will enter into swap agreements with counterparties deemed creditworthy by the investment adviser.

In addition, a fund may invest in swaptions, which are privately-negotiated option-based derivative products. Swaptions give the holder the right to enter into a swap. A fund may use a swaption in addition to or in lieu of a swap involving a similar rate or index.

For purposes of applying a fund's investment policies and restrictions (as stated in the prospectus and this SAI) swap agreements are generally valued by the fund at market value. In the case of a credit default swap sold by a fund (i.e., where a fund is selling credit default protection), however, the fund will generally value the swap at its notional amount. The manner in which certain securities or other instruments are valued by a fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

U.S. GOVERNMENT SECURITIES are issued by the U.S. Treasury or issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. Not all U.S. government securities are backed by the full faith and credit of the United States. Some U.S. government securities, such as those issued by Fannie Mae, Freddie Mac, the Student Loan Marketing Association (SLMA or Sallie Mae), and the Federal Home Loan Banks (FHLB), are supported by a line of credit the issuing entity has with the U.S. Treasury. Others are supported solely by the credit of the issuing agency or instrumentality such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB). There can be no assurance that the U.S. government will provide financial support to U.S. government securities of its agencies and instrumentalities if it is not obligated to do so under law. Of course U.S. government securities, including U.S. Treasury securities, are among the safest securities, however, not unlike other debt securities, they are still sensitive to interest rate changes, which will cause their yields and prices to fluctuate.

VARIABLE- AND FLOATING-RATE DEBT SECURITIES pay an interest rate, which is adjusted either periodically or at specific intervals or which floats continuously according to a formula or benchmark. Although these structures generally are intended to minimize the fluctuations in value that occur when interest rates rise and fall, some structures may be linked to a benchmark in such a way as to cause greater volatility to the security's value.

Some variable-rate securities may be combined with a put or demand feature (variable-rate demand securities) that entitles the holder to the right to demand repayment in full or to resell at a specific price and/or time. While the demand feature is intended to reduce credit risks, it is not always unconditional, and may make the securities more difficult to sell quickly without losses. There are risks involved with these securities because there may be no active secondary market for a particular variable-rate demand security purchased by a fund. In addition, a fund may exercise its demand rights only at certain times. A fund could also suffer losses in the event that the issuer defaults on its obligation.

WRAP AGREEMENTS may be entered into by a fund with insurance companies, banks or other financial institutions ("wrapper providers"). A wrap agreement typically obligates the wrapper provider to maintain the value of the assets covered under the agreement ("covered assets") up to a specified maximum dollar amount upon the occurrence of certain specified events. The value is pre-determined using the purchase price of the securities plus interest at a specified rate minus an adjustment for any defaulted securities. The specified interest rate may be adjusted periodically under the terms of the agreement. While the rate typically will reflect movements in the market rates of interest, it may at times be less or more than the actual rate of income earned on the covered assets. The rate also can be impacted by defaulted securities and by purchase and redemption levels in a fund. A fund also pays a fee under the agreement, which reduces the rate as well.

Wrap agreements may be used as a risk management technique intended to help minimize fluctuations in a fund's NAV. However, a fund's NAV will typically fluctuate at least minimally, and may fluctuate more at times when interest rates are fluctuating. Additionally, wrap agreements do not protect against losses a fund may incur if the issuers of portfolio securities do not make timely payments of interest and/or principal. A wrap agreement provider also could default on its obligations under the agreement. Therefore, a fund will only invest in a wrap provider with an investment-grade credit rating. There is no active trading market for wrap agreements and none is expected to develop. Therefore, wrap agreements are considered illiquid investments. There is no guarantee that a fund will be able to purchase any wrap agreements or replace ones that defaulted. Wrap agreements are valued using procedures adopted by the Board of Trustees. There are risks that the value of a wrap agreement may not be sufficient to minimize the fluctuations in a fund's NAV. All of these factors might result in a decline in the value of a fund's shares.

ZERO-COUPON, STEP-COUPON, AND PAY-IN-KIND SECURITIES are debt securities that do not make regular cash interest payments. Zero-coupon and step-coupon securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because such securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal income tax law requires the holders of zero-coupon, step-coupon, and pay-in-kind securities to include in income each year the portion of the original issue discount (or deemed discount) and other non-cash income on such securities accruing that year. In order to continue to qualify as a "regulated investment company" or "RIC" under the Code and avoid a certain excise tax, a fund may be required to distribute a portion of such discount and income and may be required to dispose of other portfolio securities, which may occur in periods of adverse market prices, in order to generate cash to meet these distribution requirements.

                             INVESTMENT LIMITATIONS

THE FOLLOWING INVESTMENT LIMITATIONS MAY BE CHANGED ONLY BY VOTE OF A MAJORITY OF EACH FUND'S OUTSTANDING VOTING SHARES.

EACH FUND MAY NOT:

1) Purchase securities of an issuer, except as consistent with the maintenance of its status as an open-end diversified company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

2) Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

3) Purchase or sell commodities, commodities contracts or real estate, lend or borrow money, issue senior securities, underwrite securities, or pledge, mortgage or hypothecate any of its assets, except as permitted by (or not prohibited by) the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

THE FOLLOWING DESCRIPTIONS OF THE 1940 ACT MAY ASSIST INVESTORS IN UNDERSTANDING THE ABOVE POLICIES AND RESTRICTIONS.

BORROWING. The 1940 Act restricts an investment company from borrowing (including pledging, mortgaging or hypothecating assets) in excess of 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets). Transactions that are fully collateralized in a manner that does not involve the prohibited issuance of a "senior security" within the meaning of
Section 18(f) of the 1940 Act, shall not be regarded as borrowings for the purposes of a fund's investment restriction.

CONCENTRATION. The SEC has defined concentration as investing 25% or more of an investment company's total assets in an industry or group of industries, with certain exceptions.

DIVERSIFICATION. Under the 1940 Act and the rules, regulations and interpretations thereunder, a "diversified company," as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's voting securities would be held by a fund.

LENDING. Under the 1940 Act, an investment company may only make loans if expressly permitted by its investment policies.

REAL ESTATE. The 1940 Act does not directly restrict an investment company's ability to invest in real estate, but does require that every investment company have the fundamental investment policy governing such investments. Each fund has adopted the fundamental policy that would permit direct investment in real estate. However, each fund has a non-fundamental investment limitation that prohibits it from investing directly in real estate. This non-fundamental policy may be changed only by vote of a fund's Board of Trustees.

SENIOR SECURITIES. Senior securities may include any obligation or instrument issued by an investment company evidencing indebtedness. The 1940 Act generally prohibits a fund from issuing senior securities, although it provides allowances for certain borrowings and certain other investments, such as short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, when such investments are "covered" or with appropriate earmarking or segregation of assets to cover such obligations.

UNDERWRITING. Under the 1940 Act, underwriting securities involves an investment company purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

THE FOLLOWING ARE NON-FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS, AND MAY BE CHANGED BY THE BOARD OF TRUSTEES.

EACH FUND MAY NOT:

1) Invest more than 15% of its net assets in illiquid securities.

2) Purchase securities of other investment companies, except as permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

3) Sell securities short unless it owns the security or the right to obtain the security or equivalent securities, or unless it covers such short sale as required by current SEC rules and interpretations (transactions in futures contracts, options and other derivative instruments are not considered selling securities short).

4) Purchase securities on margin, except such short term credits as may be necessary for the clearance of purchases and sales of securities and provided that margin deposits in connection with futures contracts, options on futures or other derivative instruments shall not constitute purchasing securities on margin.

5) Borrow money except that a fund may (i) borrow money from banks or through an interfund lending facility, if any, only for temporary or emergency purposes (and not for leveraging) and (ii) engage in reverse repurchase agreements with any party; provided that (i) and (ii) in combination do not exceed 33 1/3% of its total assets (any borrowings that come to exceed this amount will be reduced to the extent necessary to comply with the limitation within three business days).

6) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

7) Purchase securities (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any industry or group of industries (except that each fund may purchase securities to the extent that the index the fund is designed to track is also so concentrated).

8) Purchase or sell commodities, commodity contracts or real estate, including interests in real estate limited partnerships, provided that a fund may (i) purchase securities of companies that deal in real estate or interests therein (including REITs), (ii) purchase or sell futures contracts, options contracts, equity index participations and index participation contracts, and
   (iii) purchase securities of companies that deal in precious metals or interests therein.

Policies and investment limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard shall be measured immediately after and as a result of a fund's acquisition of such security or asset, unless otherwise noted. Except with respect to limitations on borrowing and futures and option contracts, any subsequent change in net assets or other circumstances does not require a fund to sell an investment if it could not then make the same investment. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances cause a fund to exceed its limitation, a fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable.

                             MANAGEMENT OF THE FUNDS

The funds are overseen by a Board of Trustees. The trustees are responsible for protecting shareholder interests. The trustees regularly meet to review the investment activities, contractual arrangements and the investment performance of the funds. The trustees met X times during the most recent fiscal year.

Certain trustees are "interested persons." A trustee is considered an interested person of the trust under the 1940 Act if he or she is an officer, director or an employee of Charles Schwab Investment Management Inc. ("CSIM") or Charles Schwab & Co., Inc. ("Schwab"). A trustee also may be considered an interested person of the trust under the 1940 Act if he or she owns stock of The Charles Schwab Corporation, a publicly traded company and the parent company of the funds' investment adviser and distributor.

Each of the officers and/or trustees also serves in the same capacity as described for the trust, for The Charles Schwab Family of Funds, Schwab Investments and Schwab Annuity Portfolios. Except as specifically noted below, as used herein the term "Family of Investment Companies" collectively refers to The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios and Schwab Capital Trust which as of October 31, 2007, included XX funds.

The tables below provide information about the trustees and officers for the trust, which includes the funds in this SAI. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust, and Laudus Variable Insurance Trust. As of October 31, 2007, the Fund Complex included XX funds. The address of each individual listed below is 101 Montgomery Street, San Francisco, California 94104.

                           [MANAGEMENT TABLES TO COME]

                               TRUSTEE COMMITTEES

The Board of Trustees has established certain committees and adopted Committee charters with respect to those committees, each as described below:

            - The Audit and Compliance Committee (formerly the Audit/Portfolio Compliance Committee) has oversight responsibility for the integrity of the Trusts' financial reporting processes and compliance policies, procedures and processes, and for each Trust's overall system of internal controls. This Committee is comprised of at least four Independent Trustees. Currently, Messrs. Hasler, Holmes, Wilsey and Ms. Byerwalter are members of this Committee. The charter directs that the Committee must meet four times annually, with additional meetings as the Committee deems appropriate. The Committee met 5 times during the most recent fiscal year.

            - The primary purpose of the Governance Committee is to review and make recommendations to the Board regarding Trust governance-related matters, including but not limited to Board compensation practices, retirement policies and term limits, Board self-evaluations, the effectiveness and allocation of assignments and functions by the Board, the composition of committees of the Board, and the training of Trustees. The Committee is also responsible for selecting and nominating candidates to serve as trustees. There are no specific procedures in place to consider nominees recommended by shareholders, but such nominees would be considered if such nominations were submitted in accordance with Rule 14a-8 of the 1934 Act in conjunction with a shareholder meeting to consider the election of Trustees. This Committee is comprised of at least three Independent Trustees. Currently, Messrs. Dorward, Hasler and Holmes and Ms. Byerwalter are members of this Committee. The charter directs that the Committee meets at such times and with such frequency as is deemed necessary or appropriate by the Committee. The Committee met 6 times during the most recent fiscal year.

            - The primary purpose of the Investment Oversight Committee is to oversee the investment activities of each Trust. This Committee is comprised of at least three Independent Trustees. Currently, Messrs. Smith, Stephens and Wilsey are members of this Committee. The charter directs that the Committee meets at such times and with such frequency as is deemed necessary or appropriate by the Committee. The Committee met 5 times during the most recent fiscal year.

            - The primary purposes of the Marketing, Distribution and Shareholder Services Committee are to review matters relating to the marketing of the funds' shares; to oversee the quality and cost of shareholder services provided to the Trusts and their shareholders pursuant to the shareholder servicing and/or administrative service plans; and to oversee the Trusts' distribution-related arrangements, including the distribution-related services provided to the Trusts and their shareholders. This Committee is comprised of at least three Independent Trustees. Currently, Messrs. Dorward, Smith and Stephens are members of this Committee. The charter directs that the Committee meets at such times and with such frequency as is deemed necessary or appropriate by the Committee. The Committee met 5 times during the most recent fiscal year.

                            TRUSTEE COMPENSATION

The following table provides trustee compensation for the fiscal year ending October 31, 2007. This information is for the fund complex, which included XX funds as of October 31, 2007.

                      [TO BE UPDATED BEFORE (B) FILING]

-----------------------------------------------------------------------------
       Name of Trustee       ($)               Pension or          ($)
                          Aggregate            Retirement         Total
                         Compensation           Benefits       Compensation
                        From the Trust:     Accrued as Part     from Fund
                                           of Fund Expenses      Complex
INTERESTED TRUSTEES

Charles R. Schwab             0                  N/A               0
Randall W. Merk               0                  N/A               0

INDEPENDENT TRUSTEES

Mariann Byerwalter
Donald F. Dorward
William A. Hasler
Robert G. Holmes
Gerald B. Smith
Donald R. Stephens

-----------------------------------------------------------------------------
       Name of Trustee       ($)               Pension or          ($)
                          Aggregate            Retirement         Total
                         Compensation           Benefits       Compensation
                        From the Trust:     Accrued as Part     from Fund
                                           of Fund Expenses      Complex
Michael W. Wilsey


                SECURITIES BENEFICIALLY OWNED BY EACH TRUSTEE

The following table provides each Trustee's equity ownership of a fund and ownership of all registered investment companies overseen by each Trustee in the Family of Investment Companies as of December 31, 2007. As of December 31, 2007, the Family of Investment Companies included XX funds.

                         [TO BE UPDATED BY (B) FILING]

NAME OF                                    DOLLAR RANGE OF                    AGGREGATE DOLLAR RANGE
TRUSTEE                             TRUSTEE OWNERSHIP OF THE FUNDS:           OF TRUSTEE OWNERSHIP IN
                                                                             THE FAMILY OF INVESTMENT
                                                                                     COMPANIES
INTERESTED TRUSTEES         EMERGING MARKETS       INTERNATIONAL SMALL
                               INDEX FUND            MID INDEX FUND
Charles R. Schwab                None                      None                    Over $100,000
Randal W. Merk                   None                      None                    Over $100,000
INDEPENDENT TRUSTEES
Mariann Byerwalter               None                      None                    Over $100,000
Donald F. Dorward                None                      None                    Over $100,000
William A. Hasler                None                      None                    Over $100,000
Robert G. Holmes                 None                      None                    Over $100,000
Gerald B. Smith                  None                      None                    Over $100,000
Donald R. Stephens               None                      None                    Over $100,000
Michael W. Wilsey                None                      None                    Over $100,000

                           DEFERRED COMPENSATION PLAN

Independent Trustees may enter into a fee deferral plan. Under this plan, deferred fees will be credited to an account established by the trust as of the date that such fees would have been paid to the trustee. The value of this account will equal the value that the account would have if the fees credited to the account had been invested in the shares of Schwab Funds(R) selected by the trustee. Currently, none of the Independent Trustees has elected to participate in this plan.

                                 CODE OF ETHICS

The funds, their investment adviser and Schwab have adopted a Code of Ethics ("Ethics Code") as required under the 1940 Act. Subject to certain conditions or restrictions, the Ethics Code permits the trustees, directors, officers or advisory representatives of the funds or the investment adviser or the directors or officers of Schwab to buy or sell directly or indirectly securities for their own accounts. This includes securities that may be purchased or held by the funds. Securities transactions by some of these individuals may be subject to prior approval of the investment adviser's Chief Compliance Officer or alternate. Most securities transactions are subject to quarterly reporting and review requirements.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of December 31, 2007, the officers and trustees of the trust, as a group owned of record, directly or beneficially, none of the outstanding voting securities of the funds.

As of December 31, 2007, no persons or entities owned, of record or beneficially, more than 5% of the outstanding voting securities of any class of each fund.

                    INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER

CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, 101 Montgomery Street, San Francisco CA 94104, serves as the funds' investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement ("Advisory Agreement") between it and the trust. Schwab is an affiliate of the investment adviser and is the trust's distributor, shareholder services agent and transfer agent. Charles R. Schwab is the founder, Chairman, Chief Executive Officer and Director of The Charles Schwab Corporation. As a result of his ownership of and interests in The Charles Schwab Corporation, Mr. Schwab may be deemed to be a controlling person of the investment adviser and Schwab.

ADVISORY AGREEMENT

The continuation of a fund's Advisory Agreement must be specifically approved at least annually (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval.

Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the Advisory Agreement between the Trusts and CSIM with respect to existing funds in the Trusts. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by the funds' investment adviser, as well as extensive data provided by third parties, and the Independent Trustees receive advice from counsel to the Independent Trustees.

For its advisory and administrative services to the funds, the investment adviser is entitled to receive a graduated annual fee, payable monthly, of XX% of the each fund's average daily net assets not in excess of $XXX million, 0.XX% of such net assets greater than $XXX million and not in excess of $X billion, 0.XX% of such net assets greater than $X billion and not in excess of $XX billion, and 0.XX% of such assets over $XX billion.

Through February 27, 2009, Schwab and the investment adviser have agreed to limit each fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) as shown below:

FUND                               SHARE CLASS             NET OPERATING EXPENSES
Schwab Fundamental Emerging        Investor Shares
Markets Index  Fund                Select Shares(R)
                                   Institutional Shares


Schwab Fundamental International   Investor Shares
US Small-Mid Company Index         Select Shares(R)
Fund                               Institutional Shares
                                   Select Shares(R)
                                   Institutional Shares

The amount of the expense caps is determined in coordination with the Board of Trustees, and the expense cap is intended to limit the effects on shareholders of expenses incurred in the ordinary operation of a fund. The expense cap is not intended to cover all fund expenses, and a fund's expenses may exceed the expense cap. For example, the expense cap does not cover investment-related expenses, such as brokerage commissions, interest, taxes and the fees and expenses of pooled investment vehicles, such as ETFs, REITs and other investment companies, that are held by a fund, nor does it cover extraordinary or non-routine expenses, such as shareholder meeting costs.

                                   DISTRIBUTOR

Pursuant to a Distribution Agreement, Schwab is the principal underwriter for shares of the funds and is the trust's agent for the purpose of the continuous offering of the funds' shares. The funds pay the costs of the prospectuses and shareholder reports to be prepared and delivered to existing shareholders. Schwab pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplemental sales literature and advertising. Schwab receives no fee under the Distribution Agreement.

                   SHAREHOLDER SERVICES AND TRANSFER AGENT

Schwab provides fund information to shareholders, including share price, shareholder ownership and account activities and distributes the funds' prospectuses, financial reports and other informational literature about the funds. Schwab maintains the office space, equipment and personnel necessary to provide these services. At its own expense, Schwab may engage third party entities, as appropriate, to perform some or all of these services.

For the services performed as transfer agent under its contract with the funds, Schwab is entitled to receive an annual fee, payable monthly, by each share class in the amount of 0.XX% of each share class' average daily net assets.

For the services performed as shareholder services agent under its contract with the funds, Schwab is entitled to receive an annual fee, payable monthly, by each fund's Investor Share class in the amount of 0.XX% of the class' average daily net assets.

For the services performed as shareholder services agent under its contract with the funds, Schwab is entitled to receive an annual fee, payable monthly, by each fund's Select Shares(R) and Institutional Shares in the amount 0.XX% of each share class' average daily net assets.

                          CUSTODIAN AND FUND ACCOUNTANT

Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02129, serves as custodian for the Schwab Fundamental International Large Company Index Fund. State Street Bank & Trust Company, One Lincoln Street, Boston, MA 02111, serves as custodian for the Schwab Fundamental US Large Company Index Fund and Schwab Fundamental US Small-Mid Index Company Fund, and also serves as fund accountant for all of the funds.

The custodian is responsible for the daily safekeeping of securities and cash held or sold by the funds. The funds' accountant maintains all books and records related to the funds' transactions.

                INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The funds' independent registered public accounting firm, PricewaterhouseCoopers, LLP, audits and reports on the annual financial statements of the funds and reviews certain regulatory reports and the funds' federal income tax return. They also perform other professional accounting, auditing, tax and advisory services when the trust engages them to do so. Their address is 3 Embarcadero Center, San Francisco, CA 94111.

                                  LEGAL COUNSEL

Morgan, Lewis & Bockius LLP serves as counsel to the Trust.

                               PORTFOLIO MANAGERS


OTHER ACCOUNTS. Each portfolio manager (collectively referred to as the "Portfolio Managers") is responsible for the day-to-day management of certain accounts, as listed below. The accounts listed below are not subject to a performance-based advisory fee. The information below is provided as of October 31, 2007.

                REGISTERED INVESTMENT
                      COMPANIES
                (THIS AMOUNT INCLUDES
                  THE FUNDS IN THIS
                    STATEMENT OF              OTHER POOLED
               ADDITIONAL INFORMATION)    INVESTMENT VEHICLES          OTHER ACCOUNTS

               NUMBER OF      TOTAL      NUMBER OF      TOTAL     NUMBER OF       TOTAL
    NAME       ACCOUNTS      ASSETS      ACCOUNTS      ASSETS     ACCOUNTS       ASSETS
--------------------------------------------------------------------------------------------
Jeffrey                                      0            -
Mortimer
Larry Mano                                   0            -

CONFLICTS OF INTEREST. A Portfolio Manager's management of other accounts may give rise to potential conflicts of interest in connection with its management of the funds' investments, on the one hand, and the investments of the other accounts, on the other. The other accounts include Schwab Personal Portfolio Managed Accounts and other mutual funds advised by CSIM (collectively, the "Other Managed Accounts"). The Other Managed Accounts might have similar investment objectives as the funds, track the same index the funds track or otherwise hold, purchase, or sell securities that are eligible to be held, purchased, or sold by the funds. While the Portfolio Managers' management of Other Managed Accounts may give rise to the potential conflicts of interest listed below, CSIM does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, CSIM believes it has adopted policies and procedures that are designed to manage those conflicts in an appropriate way.

Knowledge of the Timing and Size of Fund Trades. A potential conflict of interest may arise as a result of the Portfolio Managers' day-to-day management of the funds. Because of their positions with the funds, the Portfolio Managers know the size, timing, and possible market impact of fund trades. It is theoretically possible that the Portfolio Managers could use this information to the advantage of the Other Managed Accounts they manage and to the possible detriment of the funds. However, CSIM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time. Moreover, with respect to index funds, which seek to track their benchmark index, much of this information is publicly available. When it is determined to be in the best interest of both accounts, the Portfolio Managers may aggregate trade orders for the Other Managed Accounts, excluding Schwab Personal Portfolio Managed Accounts, with those of the funds. All aggregated orders are subject to CSIM's aggregation and allocation policy and procedures, which provide, among other things, that (i) a Portfolio Manager will not aggregate orders unless he or she believes such aggregation is consistent with his or her duty to seek best execution; (ii) no account will be favored over any other account; (iii) each account that participates in an aggregated order will participate at the average security price with all transaction costs shared on a pro-rata basis; and (iv) if the aggregated order cannot be executed in full, the partial execution is allocated pro-rata among the participating accounts in accordance with the size of each account's order.

INVESTMENT OPPORTUNITIES. A potential conflict of interest may arise as a result of the Portfolio Managers' management of the funds and Other Managed Accounts which, in theory, may allow them to allocate investment opportunities in a way that favors the Other Managed Accounts over the funds, which conflict of interest may be exacerbated to the extent that CSIM or the Portfolio Managers receive, or expect to receive, greater compensation from their management of the Other Managed Accounts than the funds. Notwithstanding this theoretical conflict of interest, it is CSIM's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, CSIM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while the Portfolio Managers may buy for an Other Managed Account securities that differ in identity or quantity from securities bought for the funds or refrain from purchasing securities for an Other Account that they are otherwise buying for the funds in an effort to outperform its specific benchmark, such an approach might not be suitable for the funds given its investment objectives and related restrictions.

COMPENSATION. Charles Schwab & Co., the trust's distributor, compensates each CSIM Portfolio Manager for his or her management of the funds. Each Portfolio Manager's compensation consists of a fixed annual ("base") salary and a discretionary bonus. The base salary is determined considering compensation payable for a similar position across the investment management industry and an evaluation of the individual Portfolio Manager's overall performance such as the portfolio manager's contribution to the firm's overall investment process, being good corporate citizens and contributions to the firm's asset growth and business relationships. The discretionary bonus is determined in accordance with the CSIM Portfolio Management Incentive Plan (the "Plan"), which is designed to reward consistent and superior investment performance relative to established benchmarks and/or industry peer groups. The Plan is an annual incentive plan that provides quarterly advances at management's discretion based on their determination of whether funds are available under the Plan as well as the portfolio manager's contribution to the firm's overall investment process, being good corporate citizens and contributions to the firm's asset growth and business relationships.

The Plan consists of two independent funding components: 75% of the funding is based on fund investment performance and 25% of the funding is based on Schwab's corporate performance. Funding from these two components is pooled into two separate incentive pools (one for Fixed Income portfolio managers and the second for Equity portfolio managers) and then allocated to the plan participants by CSIM senior management. This allocation takes into account fund performance as well as the portfolio manager's leadership, teamwork, and contribution to CSIM goals and objectives.

- Fund Investment Performance Funding into this Plan component is determined by fund performance relative to a Lipper Category or an established industry peer group. Peer groups are determined by the CSIM Peer Group Committee and are reviewed on a regular basis.

   o For all funds except index and money market funds: A fund's investment performance ranking relative to its peer group or respective Lipper Category ("fund ranking") is determined based on its 1-year and 3-year pre-tax return before expenses. In determining a fund's ranking, 75% of the weighting is based on the 3-year pre-tax performance and 25% is based on the 1-year pre-tax performance. The 1-year and 3-year performance numbers are calculated based on a calendar year.

   o For money market and index funds: A money market fund's investment performance ranking ("fund ranking") is determined by its gross yield (i.e., yield before expenses) relative to its iMoney Net category on a calendar year-to-date basis. An index fund's investment performance ranking ("fund ranking") is determined by the fund's tracking error (deviation from the bench mark) relative to its peer group on a calendar year-to-date basis.

   A composite rating for each Portfolio Manager is then determined, based on a weighted average of all of their individual funds' rankings. The specific weight given to a fund in that calculation is determined by CSIM's senior management.

- Schwab Corporate Performance Funding into this Plan component is determined by Schwab corporate performance which is based on two financial performance measures: (1) year-to-date net revenue growth; and (2) Schwab's profit margin. The actual amount of funding into the Plan is discretionary and is determined by Schwab's senior management following the end of each quarter.

The Portfolio Managers' compensation is not based on the value of the assets held in the funds' portfolio.

OWNERSHIP OF FUND SHARES. Because the funds have not commenced operations prior to the date of this SAI, no information regarding the Portfolio Managers' "beneficial ownership" of shares of the fund has been included. This information will appear in a future version of the SAI.

                               PORTFOLIO TURNOVER

For reporting purposes, each fund's turnover rate is calculated by dividing the value of purchases or sales of portfolio securities for the fiscal year, whichever is less, by the monthly average value of portfolio securities a fund owned during the fiscal year. When making the calculation, all securities whose maturities at the time of acquisition were one year or less ("short-term securities") are excluded.

A 100% portfolio turnover rate would occur, for example, if all portfolio securities (aside from short-term securities) were sold and either repurchased or replaced once during the fiscal year.

Typically, funds with high turnover (such as a 100% or more) tend to generate higher capital gains and transaction costs, such as brokerage commissions.

                          PORTFOLIO HOLDINGS DISCLOSURE

The funds' Board of Trustees has approved policies and procedures that govern the timing and circumstances regarding the disclosure of fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the funds' portfolio securities is in the best interests of fund shareholders, and include procedures to address conflicts between the interests of the funds' shareholders, on the one hand, and those of the funds' investment adviser, principal underwriter or any affiliated person of the funds, its investment adviser, or its principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the president of the funds to authorize the release of the funds' portfolio holdings, as necessary, in conformity with the foregoing principles.

The Board exercises on-going oversight of the disclosure of fund portfolio holdings by overseeing the implementation and enforcement of the funds' policies and procedures by the Chief Compliance Officer and by considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters. The Board will receive periodic updates, at least annually, regarding entities which were authorized to be provided "early disclosure" (as defined below) of the fund's portfolio holdings information.

A complete list of each fund's portfolio holdings is published on the Schwab Funds website at www.schwab.com/schwabfunds, under "Prospectuses and Reports", typically 60-80 days after the end of each fund's fiscal quarter. The portfolio holdings information available on the Schwab Funds' website is the same that is filed with the Securities and Exchange Commission on Form N-Q or Form N-CSR. In addition, each fund's top ten holdings list is posted on the Schwab Funds website monthly, typically with a 10-day lag. In addition to the top ten holdings information, the fund also provides on the website monthly information regarding certain attributes of a portfolio investment holdings such as a portfolio's sector weightings, composition, credit quality and duration and maturity as applicable. The information on the website is publicly available to all categories of persons.

Each fund may disclose portfolio holdings information to certain persons and entities prior to and more frequently than the public disclosure of such information ("early disclosure"). The president may authorize early disclosure of portfolio holdings information to such parties at differing times and/or with different lag times provided that (a) the president of the funds determines that the disclosure is in the best interests of the funds and that there are no conflicts of interest between the fund's shareholders and fund's adviser and distributor; and (b) the recipient is, either by contractual agreement or otherwise by law, required to maintain the confidentiality of the information.

In addition, the funds' service providers including, without limitation, the investment adviser, distributor, the custodian, fund accountant, transfer agent, auditor, proxy voting service provider, pricing information venders, publisher, printer and mailing agent may receive early disclosure of portfolio holdings information as frequently as daily in connection with the services they perform for the funds. Service providers will be subject to a duty of confidentiality with respect to any portfolio holdings information whether imposed by the provisions of the service provider's contract with the trust or by the nature of its relationship with the trust.

The funds' policies and procedures prohibit the funds, the funds' investment adviser or any related party from receiving any compensation or other consideration in connection with the disclosure of portfolio holdings information.

The funds may disclose non-material information including commentary and aggregate information about the characteristics of a fund in connection with or relating to a fund or its portfolio securities to any person if such disclosure is for a legitimate business purpose, such disclosure does not effectively result in the disclosure of the complete portfolio securities of any fund (which can only be disclosed in accordance with the above requirements), and such information does not constitute material non-public information. Such disclosure does not fall within the portfolio securities disclosure requirements outlined above.

Whether the information constitutes material non-public information will be made on a good faith determination, which involves an assessment of the particular facts and circumstances. In most cases commentary or analysis would be immaterial and would not convey any advantage to a recipient in making a decision concerning a fund. Commentary and analysis includes, but is not limited to, the allocation of a fund's portfolio securities and other investments among various asset classes, sectors, industries, and countries, the characteristics of the stock components and other investments of a fund, the attribution of fund returns by asset class, sector, industry and country, and the volatility characteristics of a fund.

                             PORTFOLIO TRANSACTIONS

The investment adviser makes decisions with respect to the purchase and sale of portfolio securities on behalf of the funds. The investment adviser is responsible for implementing these decisions, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. Purchases and sales of securities on a stock exchange or certain riskless principal transactions placed on NASDAQ are typically effected through brokers who charge a commission for their services. Purchases and sales of fixed income securities may be transacted with the issuer, the issuer's underwriter, or a dealer. The funds do not usually pay brokerage commissions on purchases and sales of fixed income securities, although the price of the securities generally includes compensation, in the form of a spread or a mark-up or mark-down, which is not disclosed separately. The prices the funds pay to underwriters of newly-issued securities usually include a commission paid by the issuer to the underwriter. Transactions placed through dealers who are serving as primary market makers reflect the spread between the bid and asked prices. The money market securities in which the funds may invest are traded primarily in the over-the-counter market on a net basis and do not normally involve either brokerage commissions or transfer taxes. It is expected that the cost of executing portfolio securities transactions of the funds will primarily consist of brokerage commissions.

The investment adviser seeks to obtain the best execution for the funds' portfolio transactions. The investment adviser may take a number of factors into account in selecting brokers or dealers to execute these transactions. Such factors may include, without limitation, the following: execution price; brokerage commission or dealer spread; size or type of the transaction; nature or character of the markets; clearance or settlement capability; reputation; financial strength and stability of the broker or dealer; efficiency of execution and error resolution; block trading capabilities; willingness to execute related or unrelated difficult transactions in the future; order of call; ability to facilitate short selling; provision of additional brokerage or research services or products; whether a broker guarantees that a fund will receive, on aggregate, prices at least as favorable as the closing prices on a given day when adherence to "market-on-close" pricing aligns with fund objectives; or whether a broker guarantees that a fund will receive the volume-weighted average price (VWAP) for a security for a given trading day (or portion thereof) when the investment adviser believes that VWAP execution is in a fund's best interest. In addition, the investment adviser has incentive sharing arrangements with certain unaffiliated brokers who guarantee market-on-close pricing: on a day when such a broker executes transactions at prices better, on aggregate, than market-on-close prices, that broker may receive, in addition to his or her standard commission, a portion of the net difference between the actual execution prices and corresponding market-on-close prices for that day.

The investment adviser may cause a fund to pay a higher commission than otherwise obtainable from other brokers or dealers in return for brokerage or research services or products if the investment adviser believes that such commission is reasonable in relation to the services provided. In addition to agency transactions, the investment adviser may receive brokerage and research services or products in connection with certain riskless principal transactions, in accordance with applicable SEC and other regulatory guidelines. In both instances, these services or products may include: economic, industry, or company research reports or investment recommendations; subscriptions to financial publications or research data compilations; compilations of securities prices, earnings, dividends, and similar data; computerized databases; quotation equipment and services; research or analytical computer software and services; products or services that assist in effecting transactions, including services of third-party computer systems developers directly related to research and brokerage activities; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The investment adviser may use research services furnished by brokers or dealers in servicing all fund accounts, and not all services may necessarily be used in connection with the account that paid commissions or spreads to the broker or dealer providing such services.

The investment adviser may receive a service from a broker or dealer that has both a "research" and a "non-research" use. When this occurs, the investment adviser will make a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with fund commissions or spreads, while the investment adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the investment adviser faces a potential conflict of interest, but the investment adviser believes that the costs of such services may be appropriately allocated to their anticipated research and non-research uses.

The investment adviser may purchase for funds, new issues of securities in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the investment adviser with research services, in accordance with applicable rules and regulations permitting these types of arrangements.

The investment adviser may place orders directly with electronic communications networks or other alternative trading systems. Placing orders with electronic communications networks or other alternative trading systems may enable funds to trade directly with other institutional holders. At times, this may allow funds to trade larger blocks than would be possible trading through a single market maker.

The investment adviser may aggregate securities sales or purchases among two or more funds. The investment adviser will not aggregate transactions unless it believes such aggregation is consistent with its duty to seek best execution for each affected fund and is consistent with the terms of the investment advisory agreement for such fund. In any single transaction in which purchases and/or sales of securities of any issuer for the account of a fund are aggregated with other accounts managed by the investment adviser, the actual prices applicable to the transaction will be averaged among the accounts for which the transaction is effected, including the account of the fund.

In determining when and to what extent to use Schwab or any other affiliated broker-dealer as its broker for executing orders for the funds on securities exchanges, the investment adviser follows procedures, adopted by the funds' Board of Trustees, that are designed to ensure that affiliated brokerage commissions (if relevant) are reasonable and fair in comparison to unaffiliated brokerage commissions for comparable transactions. The Board reviews the procedures annually and approves and reviews transactions involving affiliated brokers quarterly.

                                  PROXY VOTING

The Boards of Trustees of the trust has delegated the responsibility for voting proxies to CSIM through its Advisory Agreements. The Trustees have adopted CSIM's Proxy Voting Policy and Procedures with respect to proxies voted on behalf of the various Schwab Funds portfolios. A description of CSIM's Proxy Voting Policy and Procedures is included in the Appendix.

The trust is required to disclose annually a fund's complete proxy voting record on Form N-PX. A fund's proxy voting record for the most recent 12 month period ended June 30th is available by visiting the Schwab website at www.schwab.com/schwabfunds. A fund's Form N-PX will also be available on the SEC's website ate www.sec.gov.

                            DESCRIPTION OF THE TRUST

Each fund is a series of Schwab Capital Trust, an open-end investment management company organized as a Massachusetts business trust on May 7, 1993.

Each fund may hold special shareholder meetings, which may cause a fund to incur non-routine expenses. These meetings may be called for purposes such as electing trustees, changing fundamental policies and amending management contracts. Shareholders are entitled to one vote for each share owned and may vote by proxy or in person. Proxy materials will be mailed to shareholders prior to any meetings, and will include a voting card and information explaining the matters to be voted upon.

The bylaws of the trust provide that a majority of shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except that where any provision of law, or of the Declaration of Trust or of the bylaws permits or requires that (1) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series, or (2) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. The Declaration of Trust specifically authorizes the Board of Trustees to terminate the trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the trust's obligations. The Declaration of Trust, however, disclaims shareholder liability for the trust's acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the trust or the trustees. In addition, the Declaration of Trust provides for indemnification out of the property of an investment portfolio in which a shareholder owns or owned shares for all losses and expenses of such shareholder or former shareholder if he or she is held personally liable for the obligations of the trust solely by reason of being or having been a shareholder. Moreover the trust will be covered by insurance, which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote, because it is limited to circumstances in which a disclaimer is inoperative and the trust itself is unable to meet its obligations. There is a remote possibility that a fund could become liable for a misstatement in the prospectus or SAI about another fund.

As more fully described in the Declaration of Trust, the trustees may each year, or more frequently, distribute to the shareholders of each series accrued income less accrued expenses and any net realized capital gains less accrued expenses. Distributions of each year's income of each series shall be distributed pro rata to shareholders in proportion to the number of shares of each series held by each of them. Distributions will be paid in cash or shares or a combination thereof as determined by the trustees. Distributions paid in shares will be paid at the net asset value as determined in accordance with the bylaws.

             PURCHASE, REDEMPTION, DELIVERY OF SHAREHOLDER DOCUMENTS
                              AND PRICING OF SHARES

                  PURCHASING AND REDEEMING SHARES OF THE FUNDS

The funds are open each day that the New York Stock Exchange (NYSE) is open (business days). The NYSE's trading session is normally conducted from 9:30 a.m. Eastern time until 4:00 p.m. Eastern time, Monday through Friday, although some days, such as in advance of and following holidays, the NYSE's trading session closes early. The following holiday closings are currently scheduled for 2007:
New Year's Day, Martin Luther King Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Only orders that are received in good order by a fund's transfer agent no later than the close of the NYSE's trading session will be executed that day at the fund's (or class') share price calculated that day. On any day that the NYSE closes early, the funds reserve the right to advance the time by which purchase, redemption and exchanges orders must be received by the funds' transfer agent that day in order to be executed that day at that day's share price.

As long as the funds or Schwab follow reasonable procedures to confirm that an investor's telephone or Internet order is genuine, they will not be liable for any losses the investor may experience due to unauthorized or fraudulent instructions. These procedures may include requiring a form of personal identification or other confirmation before acting upon any telephone or Internet order, providing written confirmation of telephone or Internet orders and tape recording all telephone orders.

Share certificates will not be issued in order to avoid additional administrative costs, however, share ownership records are maintained by Schwab.

Each Trust's Declaration of Trust provides that shares may be automatically redeemed if held by a shareholder in an amount less than the minimum required by each fund or share class. Each fund's minimum initial investments and minimum balance requirements, if any, are set forth in the prospectus. The minimums may be changed without prior notice.

Certain investment managers, including managers in Schwab Institutional, may aggregate the investments of their underlying customer accounts for purposes of meeting the Select Shares and Institutional Shares initial minimum investment and minimum balance requirements. In order to aggregate investments for these purposes, investment managers must purchase shares through a financial institution, such as a broker, that has been approved by the fund or its distributor and that has the capability to process purchase and redemption orders and to monitor the balances of the managers' underlying customer accounts on an aggregated basis.

As explained in more detail in the funds' prospectus, each fund that charges a redemption fee reserves the right to waive its early redemption fee for certain tax-advantaged retirement plans or charitable giving funds, certain fee-based or wrap programs, or in other circumstances when the funds' officers determine that such a waiver is in the best interest of a fund and its shareholders.

Each of the funds has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. This election is irrevocable without the SEC's prior approval. Redemption requests in excess of these limits may be paid, in whole or in part, in investment securities or in cash, as the Board of Trustees may deem advisable. Payment will be made wholly in cash unless the Board of Trustees believes that economic or market conditions exist that would make such payment a detriment to the best interests of a fund. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in "Pricing of Shares." A redeeming shareholder would normally incur transaction costs if he or she were to convert the securities to cash.

Each fund is designed for long-term investing. Because short-term trading activities can disrupt the smooth management of a fund and increase its expenses, each fund reserves the right, in its sole discretion, to refuse any purchase or exchange order, or large purchase or exchange orders, including any purchase or exchange order which appears to be associated with short-term trading activities or "market timing." Because market timing decisions to buy and sell securities typically are based on an individual investor's market outlook, including such factors as the perceived strength of the economy or the anticipated direction of interest rates, it is difficult for a fund to determine in advance what purchase or exchange orders may be deemed to be associated with market timing or short-term trading activities. More information regarding the funds' policies regarding "market timing" is included in the funds' prospectus.

Shares of the funds may be held only through a Schwab account or certain financial intermediaries that have an arrangement with Schwab. If you close your Schwab account, your fund shares may be redeemed unless you first transfer them to such a financial intermediary.

In certain circumstances, shares of a fund may be purchased "in kind" (i.e., in exchange for securities, rather than for cash). The securities tendered as part of an in-kind purchase must be liquid securities that are not restricted as to transfer and have a value that is readily ascertainable as evidenced by a listing on the American Stock Exchange, the New York Stock Exchange, or Nasdaq. Securities accepted by the fund will be valued, as set forth in the fund's prospectus, as of the time of the next determination of net asset value after such acceptance. The shares of the fund that are issued to the shareholder in exchange for the securities will be determined as of the same time. All dividend, subscription, or other rights that are reflected in the market price of accepted securities at the time of valuation become the property of the fund and must be delivered to the fund by the investor upon receipt from the issuer. A fund will not accept securities in exchange for its shares unless such securities are, at the time of the exchange, eligible to be held by the fund and satisfy such other conditions as may be imposed by the fund's investment adviser.

                         EXCHANGING SHARES OF THE FUNDS

An exchange order involves the redemption of all or a portion of the shares of one Schwab Fund and the simultaneous purchase of shares of another Schwab Fund. Exchange orders must meet the minimum investment and any other requirements of the fund or class purchased. Exchange orders may not be executed between shares of Sweep Investments(R) and shares of non-Sweep Investments. Shares of Sweep Investments may be bought and sold automatically pursuant to the terms and conditions of your Schwab account agreement or by direct order as long as you meet the minimums for direct investments. In addition, different exchange policies may apply to Schwab Funds(R) that are bought and sold through third-party investment providers and the exchange privilege between Schwab Funds may not be available through third-party investment providers.

The funds and Schwab reserve certain rights with regard to exchanging shares of the funds. These rights include the right to: (i) refuse any purchase or exchange order that may negatively impact a fund's operations; (ii) refuse orders that appear to be associated with short-term trading activities; and
(iii) materially modify or terminate the exchange privilege upon 60 days' written notice to shareholders.

                        DELIVERY OF SHAREHOLDER DOCUMENTS

Typically once a year, an updated prospectus will be mailed to shareholders describing each fund's investment strategies, risks and shareholder policies. Twice a year, financial reports will be mailed to shareholders describing each fund's performance and investment holdings. In order to eliminate duplicate mailings of shareholder documents, each household may receive one copy of these documents, under certain conditions. This practice is commonly called "householding." If you want to receive multiple copies, you may write or call your fund at the address or telephone number on the front of this SAI. Your instructions will be effective within 30 days of receipt by Schwab.

                                PRICING OF SHARES

Each business day, each share class of a fund calculates its share price, or NAV, as of the close of the NYSE (generally 4 p.m. Eastern time). This means that NAVs are calculated using the values of a fund's portfolio securities as of the close of the NYSE. Such values are required to be determined in one of two ways: securities for which market quotations are readily available are required to be valued at current market value; and securities for which market quotations are not readily available are required to be valued at fair value using procedures approved by the Board of Trustees.

Shareholders of funds that invest in foreign securities should be aware that because foreign markets are often open on weekends and other days when the funds are closed, the value of some of a fund's securities may change on days when it is not possible to buy or sell shares of the fund. The funds use approved pricing services to provide values for their portfolio securities. Current market values are generally determined by the approved pricing services as follows: generally securities traded on exchanges are valued at the last-quoted sales price on the exchange on which such securities are primarily traded, or, lacking any sales, at the mean between the bid and ask prices; generally securities traded in the over-the-counter market are valued at the last reported sales price that day, or, if no sales are reported, at the mean between the bid and ask prices. Generally securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price. In addition, securities that are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate. Fixed income securities normally are valued based on valuations provided by approved pricing services. Securities may be fair valued pursuant to procedures approved by the funds' Board of Trustees when a security is de-listed or its trading is halted or suspended; when a security's primary pricing source is unable or unwilling to provide a price; when a security's primary trading market is closed during regular market hours; or when a security's value is materially affected by events occurring after the close of the security's primary trading market. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

                                    TAXATION

                      FEDERAL TAX INFORMATION FOR THE FUNDS

This discussion of federal income tax consequences is based on the Internal Revenue Code of 1986, as amended ("Code")and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

It is each fund's policy to qualify for taxation as a "regulated investment company" (RIC) by meeting the requirements of Subchapter M of the Code. By qualifying as a RIC, each fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject. If a fund does not qualify as a RIC under the Code, it will be subject to federal income tax on its net investment income and any net realized capital gains.

Each fund is treated as a separate entity for federal income tax purposes and is not combined with the trust's other funds. Each fund intends to qualify as a RIC so that it will be relieved of federal income tax on that part of its income that is distributed to shareholders. In order to qualify for treatment as a RIC, a fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital losses) and at least 90% of its net interest income excludable from net income and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock or securities or currencies and net income derived from an interest in a qualified publicly traded partnership; (ii) at the close of each quarter of a fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other
RICs) of any one issuer or of two or more issuers and which are engaged in the same, similar, or related trades or businesses if the fund owns at least 20% of the voting power of such issuers, or the securities of one or more qualified publicly traded partnerships.

Certain master limited partnerships may qualify as "qualified publicly traded partnerships" for purposes of the Subchapter M diversification rules described above. In order to do so, the master limited partnership must satisfy two requirements during the taxable year. First, the interests of such partnership either must be traded on an established securities market or must be readily tradable on a secondary market (or the substantial equivalent thereof). Second, less than 90% of the partnership's gross income can consist of dividends, interest, payments with respect to securities loans, or gains from the sale or other disposition of stock or securities or foreign currencies, or other income derived with respect to its business of investing in such stock securities or currencies.

The Code imposes a non-deductible excise tax on RICs that do not distribute in a calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their "ordinary income" (as defined in the Code) for the calendar year plus 98% of their net capital gain for the one-year period ending on October 31 of such calendar year, plus any undistributed amounts from prior years. The non-deductible excise tax is equal to 4% of the deficiency. For the foregoing purposes, a fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. A fund may in certain circumstances be required to liquidate fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment advisor or sub-adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a fund to satisfy the requirements for qualification as a RIC.

A fund's transactions in futures contracts, forward contracts, foreign currency exchange transactions, options and certain other investment and hedging activities may be restricted by the Code and are subject to special tax rules. In a given case, these rules may accelerate income to a fund, defer its losses, cause adjustments in the holding periods of a fund's assets, convert short-term capital losses into long-term capital losses or otherwise affect the character of a fund's income. These rules could therefore affect the amount, timing and character of distributions to shareholders. Each fund will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of a fund and its shareholders.

The status of the swap agreements and other commodity-linked derivative instruments under tests to qualify as a RIC under Subchapter M of the Code has been recently addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from commodity-linked swaps in which the Fund invests will not be considered qualifying income as of September 30, 2006. As a result, the Fund will therefore restrict its income from commodity-linked swaps (when combined with its other investments that produce non-qualifying income) to be less than 10 percent of its gross income.

With respect to investments in zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes all of its net investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in taxable gain or loss.

               FEDERAL INCOME TAX INFORMATION FOR SHAREHOLDERS

The discussion of federal income taxation presented below supplements the discussion in each fund's prospectus and only summarizes some of the important federal tax considerations generally affecting shareholders of the funds. Accordingly, prospective investors (particularly those not residing or domiciled in the United States) should consult their own tax advisors regarding the consequences of investing in the funds.

Any dividends declared by a fund in October, November or December and paid the following January are treated, for tax purposes, as if they were received by shareholders on December 31 of the year in which they were declared. In general, distributions by a fund of investment company taxable income (including net short-term capital gains), if any, whether received in cash or additional shares, will be taxable to you as ordinary income. A portion of these distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets)) to the extent that a fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the shares of the fund on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares of a fund become ex-dividend with respect to such dividend (and each fund also satisfies those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (ii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iii) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Internal Revenue Code.

Distributions from net capital gain (if any) that are designated as capital gains dividends are taxable as long-term capital gains without regard to the length of time the shareholder has held shares of a fund. However, if you receive a capital gains dividend with respect to fund shares held for six months or less, any loss on the sale or exchange of those shares shall, to the extent of the capital gains dividend, be treated as a long-term capital loss. Long-term capital gains also will be taxed at a maximum rate of 15%. Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

A fund will inform you of the amount of your ordinary income dividends and capital gain distributions, if any, at the time they are paid and will advise you of their tax status for federal income tax purposes, including what portion of the distributions will be qualified dividend income, shortly after the close of each calendar year. For corporate investors in a fund, dividend distributions the fund designates to be from dividends received from qualifying domestic corporations will be eligible for the 70% corporate dividends-received deduction to the extent they would qualify if the fund were a regular corporation. Distributions by a fund also may be subject to state, local and foreign taxes, and its treatment under applicable tax laws may differ from the federal income tax treatment.

A fund will be required in certain cases to withhold at the applicable withholding rate and remit to the U.S. Treasury the withheld amount of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to "backup withholding;" or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains; provided, however, that for a fund's taxable year beginning after December 31, 2004 and not beginning after December 31, 2007, interest-related dividends and short-term capital gain dividends generally will not be subject to U.S. withholding taxes. Distributions to foreign shareholders of such short-term capital gain dividends, of long-term capital gains and any gains from the sale or other disposition of shares of a fund generally are not subject to U.S. taxation, unless the recipient is an individual who either (1) meets the Code's definition of "resident alien" or (2) is physically present in the U.S. for 183 days or more per year. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

Income that the Schwab Fundamental International Large Company Index Fund TM receives from sources within various foreign countries may be subject to foreign income taxes withheld at the source. If the fund has at least 50% of its assets invested in foreign securities at the end of its taxable year, it may elect to "pass through" to its shareholders the ability to take either the foreign tax credit or the deduction for foreign taxes. Pursuant to this election, U.S. shareholders must include in gross income, even though not actually received, their respective pro rata share of foreign taxes, and may either deduct their pro rata share of foreign taxes (but not for alternative minimum tax purposes) or credit the tax against U.S. income taxes, subject to certain limitations described in Code sections 901 and 904. A shareholder who does not itemize deductions may not claim a deduction for foreign taxes. It is expected that the Schwab Fundamental International Large Company Index Fund will have more than 50% of the value of its total assets at the close of its taxable year invested in foreign securities, and it will make this election.

The Schwab Fundamental International Large Company Index Funds may invest in a non-U.S. corporation, which could be treated as a passive foreign investment company (PFIC) or become a PFIC under the Code. This could result in adverse tax consequences upon the disposition of, or the receipt of "excess distributions" with respect to, such equity investments. To the extent the fund does invest in PFICs, it may elect to treat the PFIC as a "qualified electing fund" or mark-to-market its investments in PFICs annually. In either case, the fund may be required to distribute amounts in excess of realized income and gains. To the extent that the fund does invest in foreign securities which are determined to be PFIC securities and are required to pay a tax on such investments, a credit for this tax would not be allowed to be passed through to the fund's shareholders. Therefore, the payment of this tax would reduce the fund's economic return from its PFIC shares, and excess distributions received with respect to such shares are treated as ordinary income rather than capital gains.

Shareholders are urged to consult their tax advisors as to the state and local tax rules affecting investments in the fund.

APPENDIX - DESCRIPTION OF PROXY VOTING POLICY AND PROCEDURES

Charles Schwab Investment Management ("CSIM"), as an investment adviser, is generally responsible for voting proxies with respect to the securities held in accounts of investment companies for which it provides discretionary investment management services. CSIM's Proxy Committee exercises and documents CSIM's responsibility with regard to voting of client proxies (the "Proxy Committee"). The Proxy Committee is composed of representatives of CSIM's Compliance, Fund Administration, Legal and Portfolio Management Departments, and chaired by CSIM's Chief Investment Officer. The Chairman of the Committee may appoint the remaining members of the Committee. The Proxy Committee reviews and, as necessary, may amend periodically these Procedures to address new or revised proxy voting policies or procedures. The policies stated in these Proxy Voting Policy and Procedures (the "CSIM Proxy Procedures") pertain to all of CSIM's clients.

The Boards of Trustees (the "Trustees") of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios (collectively, the "Funds" or "Schwab Funds") has delegated the responsibility for voting proxies to CSIM through their respective Investment Advisory and Administration Agreements. The Trustees have adopted these Proxy Procedures with respect to proxies voted on behalf of the various Schwab Funds portfolios. CSIM will present amendments to the Trustees for approval. However, there may be circumstances where the Proxy Committee deems it advisable to amend the Proxy Procedures between regular Schwab Funds Board meetings. In such cases, the Trustees will be asked to ratify any changes at the next regular meeting of the Board.

To assist CSIM in its responsibility for voting proxies and the overall proxy voting process, CSIM has retained Institutional Shareholder Services ("ISS") as an expert in the proxy voting and corporate governance area. ISS is an independent company that specializes in providing a variety of proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided by ISS include in-depth research, global issuer analysis, and voting recommendations as well as vote execution, reporting and record keeping.

PROXY VOTING POLICY

For investment companies and other clients for which CSIM exercises its responsibility for voting proxies, it is CSIM's policy to vote proxies in the manner that CSIM and the Proxy Committee determine will maximize the economic benefit to CSIM's clients. In furtherance of this policy, the Proxy Committee has received and reviewed ISS's written proxy voting policies and procedures ("ISS's Proxy Procedures") and has determined that ISS's Proxy Procedures are consistent with the CSIM Proxy Procedures and CSIM's fiduciary duty with respect to its clients. The Proxy Committee will review any material amendments to ISS's Proxy Procedures to determine whether such procedures continue to be consistent with the CSIM Proxy Voting Procedures, and CSIM's fiduciary duty with respect to its clients.

Except under the circumstances described below, the Proxy Committee will delegate to ISS responsibility for voting proxies, including timely submission of votes, on behalf of CSIM's clients in accordance with ISS's Proxy Procedures.

For proxy issues that are not addressed by ISS's Proxy Procedures or are determined by the Proxy Committee or the applicable portfolio manager or other relevant portfolio management staff to raise significant concerns with respect to the accounts of CSIM clients, the Proxy Committee will review the analysis and recommendation of ISS. Examples of factors that could cause a matter to raise significant concerns include, but are not limited to: issues whose outcome has the potential to materially affect the company's industry, or regional or national economy, and matters which involve broad public policy developments which may similarly materially affect the environment in which the company operates. The Proxy Committee also will solicit input from the assigned portfolio manager and other relevant portfolio management staff for the particular portfolio security. After evaluating all such recommendations, the Proxy Committee will decide how to vote the shares and will instruct ISS to vote consistent with its decision. The Proxy Committee has the ultimate responsibility for making the determination of how to vote the shares in order to maximize the value of that particular holding.

With respect to proxies of an affiliated mutual fund, the Proxy Committee will vote such proxies in the same proportion as the vote of all other shareholders of the fund (i.e., "echo vote"), unless otherwise required by law. When required by law, the Proxy Committee will also "echo vote" proxies of an unaffiliated mutual fund. For example, certain exemptive orders issued to the Schwab Funds by the Securities and Exchange Commission and Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended, require the Schwab Funds, under certain circumstances, to "echo vote" proxies of registered investment companies that serve as underlying investments of the Schwab Funds. When not required to "echo vote," the Proxy Committee will delegate to ISS responsibility for voting proxies of an unaffiliated mutual fund in accordance with ISS's Proxy Procedures.

   Conflicts of Interest. Except as described above for proxies of mutual funds, for proxy issues that present material conflicts of interest between CSIM, and/or any of its affiliates, and CSIM's clients, CSIM will delegate to ISS responsibility for voting such proxies in accordance with ISS's Proxy Procedures. The CSIM Legal Department is responsible for developing procedures to identify material conflicts of interest.

   Voting Foreign Proxies. CSIM has arrangements with ISS for voting proxies. However, voting proxies with respect to shares of foreign securities may involve significantly greater effort and corresponding cost than voting proxies with respect to domestic securities, due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Problems voting foreign proxies may include the following:

   o  proxy statements and ballots written in a foreign language;

   o  untimely and/or inadequate notice of shareholder meetings;

   o  restrictions of foreigner's ability to exercise votes;

   o  requirements to vote proxies in person;

   o the imposition of restrictions on the sale of securities for a period of time in proximity to the shareholder meeting;

   o requirements to provide local agents with power of attorney to facilitate CSIM's voting instructions.

In consideration of the foregoing issues, ISS uses its best-efforts to vote foreign proxies. As part of its ongoing oversight, the Proxy Committee will monitor the voting of foreign proxies to determine whether all reasonable steps are taken to vote foreign proxies. If the Proxy Committee determines that the cost associated with the attempt to vote outweighs the potential benefits clients may derive from voting, the Proxy Committee may decide not to attempt to vote.

   Sub-Advisory Relationships. For investment companies or other clients that CSIM has delegated day-to-day investment management responsibilities to an investment adviser, CSIM may delegate its responsibility to vote proxies with respect to such investment companies' or other clients' securities. Each Sub-adviser to whom proxy voting responsibility has been delegated will be required to review all proxy solicitation material and to exercise the voting rights associated with the securities as it has been allocated in the best interest of each investment company and its shareholders, or other client. Prior to delegating the proxy voting responsibility, CSIM will review each sub-adviser's proxy voting policy to ensure that each Sub-adviser's proxy voting policy is generally consistent with the maximization of economic benefits to the investment company or other client.

REPORTING AND RECORD RETENTION

CSIM will maintain, or cause ISS to maintain, records which identify the manner in which proxies have been voted (or not voted) on behalf of CSIM clients. CSIM will comply with all applicable rules and regulations regarding disclosure of its or its clients proxy voting records and procedures.

CSIM will retain all proxy voting materials and supporting documentation as required under the Investment Advisers Act of 1940 and the rules and regulations thereunder.

PROXY COMMITTEE QUORUM

Attendance by four members (or their respective designates) constitutes a quorum.

CONCISE SUMMARY OF ISS U.S. PROXY VOTING GUIDELINES

Effective for meetings on or after Feb. 1, 2006

1.    AUDITORS

RATIFYING AUDITORS

Vote FOR proposals to ratify auditors, unless:

   - An auditor has a financial interest in or association with the company, and is therefore not independent;

   - There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position; or

   - Fees for non-audit services are excessive.

2.    BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Vote CASE-BY-CASE on director nominees, examining, but not limited to, the following factors:

   - Composition of the board and key board committees;

   - Attendance at board and committee meetings;

   - Corporate governance provisions and takeover activity;

   - Disclosures under Section 404 of the Sarbanes-Oxley Act;

   - Long-term company performance relative to a market and peer index;

   - Extent of the director's investment in the company;

   - Existence of related party transactions;

   - Whether the chairman is also serving as CEO;

   - Whether a retired CEO sits on the board;

   - Number of outside boards at which a director serves.

WITHHOLD from individual directors who:

   - Attend less than 75 percent of the board and committee meetings without a valid excuse (such as illness, service to the nation, work on behalf of the company);

   - Sit on more than six public company boards;

   - Are CEOs of public companies who sit on the boards of more than two public companies besides their own (withhold only at their outside boards).

WITHHOLD from the entire board (except for new nominees, who should be considered on a CASE-BY-CASE basis) if:

   - The company's poison pill has a dead-hand or modified dead-hand feature. Withhold every year until this feature is removed;

   - The board adopts or renews a poison pill without shareholder approval since the beginning of 2005, does not commit to putting it to shareholder vote within 12 months of adoption or reneges on a commitment to put the pill to a vote and has not yet been withheld from for this issue;

   - The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year;

   - The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years;

   - The board failed to act on takeover offers where the majority of the shareholders tendered their shares;

   - At the previous board election, any director received more than 50 percent withhold votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold rate;

   - A Russell 3000 company underperformed its industry group (GICS group). The test will consist of the bottom performers within each industry group
     (GICS) based on a weighted average TSR. The weightings are as follows: 20 percent weight on 1-year TSR; 30 percent weight on 3-year TSR; and 50 percent weight on 5-year TSR. Company's response to performance issues will be considered before withholding.

WITHHOLD from inside directors and affiliated outside directors when:

   - The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

   - The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

   - The full board is less than majority independent.

WITHHOLD from the members of the Audit Committee if:

   - The non-audit fees paid to the auditor are excessive;

   - A material weakness identified in the Section 404 disclosures rises to a level of serious concern; there are chronic internal control issues and an absence of established effective control mechanisms.

WITHHOLD from the members of the Compensation Committee if:

   - There is a negative correlation between chief executive pay and company performance;

   - The company fails to submit one-time transfers of stock options to a shareholder vote;

   - The company fails to fulfill the terms of a burn rate commitment they made to shareholders;

   - The company has poor compensation practices.

WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.

CLASSIFICATION/DECLASSIFICATION OF THE BOARD

Vote AGAINST proposals to classify the board. Vote FOR proposals to repeal classified boards and to elect all directors annually.

INDEPENDENT CHAIR (SEPARATE CHAIR/CEO)

Generally vote FOR shareholder proposals requiring the position of chair be filled by an independent director unless there are compelling reasons to recommend against the proposal, such as a counterbalancing governance structure. This should include all of the following:

   - Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.);

   - Two-thirds independent board;

   - All-independent key committees;

   - Established governance guidelines;

   - The company does not under-perform its peers.

MAJORITY VOTE SHAREHOLDER PROPOSALS

Generally vote FOR reasonably crafted shareholders proposals calling for directors to be elected with an affirmative majority of votes cast and/or the elimination of the plurality standard for electing directors (including binding resolutions requesting that the board amend the company's bylaws), provided the proposal includes a carve-out for a plurality voting standard when there are more director nominees than board seats (e.g., contested elections). Consider voting AGAINST the shareholder proposal if the company has adopted a formal corporate governance policy that present a meaningful alternative to the majority voting standard and provide an adequate response to both new nominees as well as incumbent nominees who fail to receive a majority of votes cast.

At a minimum, a company's policy should articulate the following elements to adequately address each director nominee who fails to receive an affirmative of majority of votes cast in an election:

   - Established guidelines disclosed annually in the proxy statement concerning the process to follow for nominees who receive majority withhold votes;

   - The policy needs to outline a clear and reasonable timetable for all decision-making regarding the nominee's status;

   - The policy needs to specify that the process of determining the nominee's status will be managed by independent directors and must exclude the nominee in question;

   - An outline of a range of remedies (for example, acceptance of the resignation, maintaining the director but curing the underlying causes of the withheld votes, etc.);

   - The final decision on the nominee's status should be promptly disclosed via an SEC filing. The policy needs to include the timeframe for disclosure and require a full explanation of how the decision was reached.

In addition, the company should articulate to shareholders why its policy is the best structure for demonstrating accountability to shareholders.

3.    PROXY CONTESTS

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

   - Long-term financial performance of the target company relative to its industry;

   - Management's track record;

   - Background to the proxy contest;

   - Qualifications of director nominees (both slates); - Strategic plan of dissident slate and quality of critique against management;

   - Likelihood that the proposed goals and objectives can be achieved (both slates);

   - Stock ownership positions.

REIMBURSING PROXY SOLICITATION EXPENSES

Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

4.    TAKEOVER DEFENSES

POISON PILLS

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

   - Shareholders have approved the adoption of the plan; or

   - The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e. the "fiduciary out" provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within twelve months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal.

If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within twelve months would be considered sufficient.

Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

   - No lower than a 20 percent trigger, flip-in or flip-over;

   - A term of no more than three years;

   - No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

   - Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, ten percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

SUPERMAJORITY VOTE REQUIREMENTS

Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.

5.    MERGERS AND CORPORATE RESTRUCTURINGS

For mergers and acquisitions, evaluate the proposed transaction based on these factors:

   - Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable?

   - Market reaction - How has the market responded to the proposed deal?

   - Strategic rationale - Does the deal make sense strategically? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable.

   - Negotiations and process - Were the terms of the transaction negotiated at arm's length? Was the process fair and equitable?

   - Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests.

   - Governance - Will the combined company have a better or worse governance profile than the parties to the transaction?

6.    STATE OF INCORPORATION

REINCORPORATION PROPOSALS

Vote CASE-BY-CASE on proposals to change a company's state of incorporation, taking into consideration both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, comparative economic benefits, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

7.    CAPITAL STRUCTURE

COMMON STOCK AUTHORIZATION

Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance using a model developed by ISS. Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being de-listed or if a company's ability to continue to operate as a going concern is uncertain. In addition, for capital requests less than or equal to 300 percent of the current authorized shares that marginally fail the calculated allowable cap (i.e., exceed the allowable cap by no more than 5 percent), on a CASE-BY-CASE basis, vote FOR the increase based on the company's performance and whether the company's ongoing use of shares has shown prudence.

ISSUE STOCK FOR USE WITH RIGHTS PLAN

Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder approved shareholder rights plan (poison pill).

PREFERRED STOCK

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock). Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

Vote FOR proposals to create "de-clawed" blank check preferred stock (stock that cannot be used as a takeover defense). Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable. Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

8.    EXECUTIVE AND DIRECTOR COMPENSATION

EQUITY COMPENSATION PLANS

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the plan if:

   - The total cost of the company's equity plans is unreasonable;

   - The plan expressly permits the repricing of stock options without prior shareholder approval;

   - There is a disconnect between CEO pay and the company's performance;

   - The company's three year burn rate exceeds the greater of 2 percent and the mean plus 1 standard deviation of its industry group; or

   - The plan is a vehicle for poor pay practices.

DIRECTOR COMPENSATION

Vote CASE-BY-CASE on compensation plans for non-employee directors, based on the cost of the plans against the company's allowable cap. Vote for the plan if ALL of the following qualitative factors in the board's compensation plan are met and disclosed in the proxy statement:

   - Stock ownership guidelines with a minimum of three times the annual cash retainer.

   - Vesting schedule or mandatory holding/deferral period:

   - A minimum vesting of three years for stock options or restricted stock;
     or

   - Deferred stock payable at the end of a three-year deferral period.

   - A balanced mix between cash and equity. If the mix is heavier on equity, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship.

   - No retirement/benefits and perquisites for non-employee directors; and

   - A table with a detailed disclosure of the cash and equity compensation for each non-employee director for the most recent fiscal year.

DISCLOSURE OF CEO COMPENSATION-TALLY SHEET

Companies should provide better and more transparent disclosure related to CEO pay. Consider withhold votes in the future from the compensation committee and voting against equity plans if compensation disclosure is not improved and a tally sheet is not provided.

EMPLOYEE STOCK PURCHASE PLANS--QUALIFIED PLANS

Vote CASE-BY-CASE on qualified employee stock purchase plans. Vote FOR plans if:

   - Purchase price is at least 85 percent of fair market value;

   - Offering period is 27 months or less; and

   - The number of shares allocated to the plan is ten percent or less of the outstanding shares.

EMPLOYEE STOCK PURCHASE PLANS--NON-QUALIFIED PLANS

Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR plans with:

   - Broad-based participation (i.e., all employees with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);

   - Limits on employee contribution (a fixed dollar amount or a percentage of base salary);

   - Company matching contribution up to 25 percent of employee's contribution, which is effectively a discount of 20 percent from market value;

   - No discount on the stock price on the date of purchase since there is a company matching contribution.

OPTION EXCHANGE PROGRAMS/RE-PRICING OPTIONS

Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options, taking into consideration historic trading patterns, rationale for the re-pricing, value-for-value exchange treatment of surrendered options, option vesting, term of the option, exercise price and participation. Vote FOR shareholder proposals to put option re-pricing to a shareholder vote.

SEVERANCE AGREEMENTS FOR EXECUTIVES/GOLDEN PARACHUTES

Vote FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts. Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include:

   - A trigger beyond the control of management;

   - The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation during the five years prior to the year in which the change of control occurs;

   - Change-in-control payments should be double-triggered, i.e., (1) after a change in the company's ownership structure has taken place, and (2) termination of the executive as a result of the change in control.

9.    CORPORATE RESPONSIBILITY

ANIMAL RIGHTS

Generally vote AGAINST proposals to phase out the use of animals in product testing unless:

   - The company is conducting animal testing programs that are unnecessary or not required by regulation;

   - The company is conducting animal testing when suitable alternatives are accepted and used at peer firms;

   - The company has been the subject of recent, significant controversy related to its testing programs.

Generally vote FOR proposals seeking a report on the company's animal welfare standards.

DRUG PRICING AND RE-IMPORTATION

Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing. Vote CASE-BY-CASE on proposals requesting that the company evaluate their product pricing considering:

   - The existing level of disclosure on pricing policies;

   - Deviation from established industry pricing norms;

   - The company's existing initiatives to provide its products to needy consumers;

   - Whether the proposal focuses on specific products or geographic regions.

Generally vote FOR proposals requesting that companies report on the financial and legal impact of their policies regarding prescription drug re-importation unless such information is already publicly disclosed. Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug re-importation.

GENETICALLY MODIFIED FOODS

Vote AGAINST proposals asking companies to voluntarily label genetically engineered (GE) ingredients in their products or alternatively to provide interim labeling and eventually eliminate GE ingredients due to the costs and feasibility of labeling and/or phasing out the use of GE ingredients.

TOBACCO

Most tobacco-related proposals (such as on second-hand smoke, advertising to youth and spin-offs of tobacco-related business) should be evaluated on a CASE-BY-CASE basis.

TOXIC CHEMICALS

Generally vote FOR resolutions requesting that a company discloses its policies related to toxic chemicals. Vote CASE-BY-CASE on resolutions requesting that companies evaluate and disclose the potential financial and legal risks associated with utilizing certain chemicals.

Generally vote AGAINST resolutions requiring that a company reformulate its products within a certain timeframe unless such actions are required by law in specific markets.

ARCTIC NATIONAL WILDLIFE REFUGE

Generally vote AGAINST request for reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR) unless:

   - New legislation is adopted allowing development and drilling in the ANWR region;

   - The company intends to pursue operations in the ANWR; and - The company has not disclosed an environmental risk report for its ANWR operations.

CONCENTRATED AREA FEEDING OPERATIONS (CAFOS)

Vote FOR resolutions requesting that companies report to shareholders on the risks and liabilities associated with CAFOs unless:

   - The company has publicly disclosed guidelines for its corporate and contract farming operations, including compliance monitoring; or

   - The company does not directly source from CAFOs.

GLOBAL WARMING AND KYOTO PROTOCOL COMPLIANCE

Generally vote FOR proposals requesting a report on greenhouse gas emissions from company operations and/or products unless this information is already publicly disclosed or such factors are not integral to the company's line of business. Generally vote AGAINST proposals that call for reduction in greenhouse gas emissions by specified amounts or within a restrictive time frame unless the company lags industry standards and has been the subject of recent, significant fines or litigation resulting from greenhouse gas emissions.

Generally vote FOR resolutions requesting that companies outline their preparations to comply with standards established by Kyoto Protocol signatory markets unless:

   - The company does not maintain operations in Kyoto signatory markets;

   - The company already evaluates and substantially discloses such information; or,

   - Greenhouse gas emissions do not significantly impact the company's core businesses.

POLITICAL CONTRIBUTIONS

Vote CASE-BY-CASE on proposals to improve the disclosure of a company's political contributions considering: any recent significant controversy or litigation related to the company's political contributions or governmental affairs; and the public availability of a policy on political contributions. Vote AGAINST proposals barring the company from making political contributions.

LINK EXECUTIVE COMPENSATION TO SOCIAL PERFORMANCE

Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities.

OUTSOURCING/OFFSHORING

Vote CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing, considering: the risks associated with certain international markets; the utility of such a report; and the existence of a publicly available code of corporate conduct that applies to international operations.

HUMAN RIGHTS REPORTS

Vote CASE-BY-CASE on requests for reports detailing the company's operations in a particular country and on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring.

10.   MUTUAL FUND PROXIES

ELECTION OF DIRECTORS

Vote CASE-BY-CASE on the election of directors and trustees, following the same guidelines for uncontested directors for public company shareholder meetings. However, mutual fund boards do not usually have compensation committees, so do not withhold for the lack of this committee.

CONVERTING CLOSED-END FUND TO OPEN-END FUND

Vote CASE-BY-CASE on conversion proposals, considering the following factors:

   - Past performance as a closed-end fund;

   - Market in which the fund invests;

   - Measures taken by the board to address the discount; and

   - Past shareholder activism, board activity, and votes on related proposals.

ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT

Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

REIMBURSE SHAREHOLDER FOR EXPENSES INCURRED

Vote CASE-BY-CASE on shareholder proposals to reimburse proxy solicitation expenses. When supporting the dissidents, vote FOR the reimbursement of the solicitation expenses.

TERMINATE THE INVESTMENT ADVISOR

Vote CASE-BY-CASE on proposals to terminate the investment advisor, considering the following factors:

   -  Performance of the fund's net asset value;

   -  The fund's history of shareholder relations;

   -  The performance of other funds under the advisor's management

Fund's Proxy Voting Records

The Trust is required to disclose annually the fund's complete proxy voting record on Form N-PX. The fund's proxy voting record for the most recent 12 month period ended June 30th is available by visiting the Schwab website at www.schwab.com/schwabfunds. The fund's Form N-PX is also available on the SEC's website at www.sec.gov.

                                     PART C
                                OTHER INFORMATION
                              SCHWAB CAPITAL TRUST


Item 23.       Exhibits.


(a)      Articles of                      Agreement and Declaration of Trust, dated May 6, 1993 is incorporated by
         Incorporation                    reference to Exhibit 1, File No. 811-7704, of Post-Effective Amendment No.
                                          21 to Registrant's Registration on Form N-1A, electronically filed on
                                          December 17, 1997.

(b)      By-Laws                          Amended and Restated Bylaws are incorporated by reference to Exhibit 2, File
                                          No. 811-7704, of Post-Effective Amendment No. 7 to Registrant's Registration
                                          Statement on Form N-1A, electronically filed on February 27, 1996.

(c)      Instruments           (i)        Article III, Section 5, Article V, Article VI, Article VIII, Section 4 and
         Defining rights of               Article IX, Sections 1, 5 and 7 of the Agreement and Declaration of Trust,
         Security Holders                 dated May 6, 1993, referenced in Exhibit (a) above, are incorporated herein by reference to Exhibit 1, File No. 811-7704, to Post-Effective Amendment No.
                                          21 of Registrant's Registration Statement on Form N-1A electronically filed on December 17, 1997.

                               (ii)       Articles 9 and 11 of the Amended and Restated Bylaws are incorporated herein by reference to Exhibit 2, File No. 811-7704, of Post-Effective Amendment No.
                                          7 to Registrant's Registration Statement on Form N-1A, electronically filed on February 27, 1996.

(d)      Investment Advisory   (i)        Investment Advisory and Administration Agreement between Registrant and
         Contracts                        Charles Schwab Investment Management, Inc. (the "Investment Adviser"), dated
                                          June 15, 1994, is incorporated herein by reference to Exhibit 5(a), File No.
                                          811-7704, of Post-Effective Amendment No. 21 to Registrant's Registration
                                          Statement on Form N-1A, electronically filed on December 17, 1997.

                               (ii)       Amended Schedules A and B to the Investment Advisory and Administration
                                          Agreement between Registrant and the Investment Adviser, referenced in
                                          Exhibit (d)(i) above, are incorporated herein by reference to Exhibit
                                          (d)(ii), File No. 811-7704, of Post-Effective Amendment No. 84 to
                                          Registrant's Registration Statement on Form N-1A, electronically filed on
                                          April 2, 2007.

                               (iii)      Investment Sub-Advisory Agreement between Registrant, Charles Schwab
                                          Investment Management Inc., and American Century Investment Management, Inc.
                                          is incorporated herein by reference to Exhibit (d)(iv), File No. 811-7704 of
                                          Post-Effective Amendment No. 48 to Registrant's Registration Statement on
                                          Form N-1A electronically filed on May 30, 2002.




Part C


                               (iv)       Investment Sub-Advisory Agreement between Registrant, Charles Schwab
                                          Investment Management Inc., and TCW Investment Management Company is
                                          incorporated by reference to Exhibit (d)(iv), File No. 811-7704 of
                                          Post-Effective Amendment No. 77 to Registrant's Registration Statement on
                                          Form N-1A electronically filed on December 9, 2005.

                               (v)        Investment Sub-Advisory Agreement between Registrant, Charles Schwab
                                          Investment Management Inc., and Garner Lewis dated November 23, 2004, is incorporated herein by reference to Exhibit (d)(vi), File No. 811-7704 of
                                          Post-Effective Amendment  No. 71 to Registrant's Registration Statement on
                                          Form N-1A electronically filed on February 25, 2005.

                               (vi)       Investment Sub-Advisory Agreement between Registrant, Charles Schwab
                                          Investment Management Inc., and Harris Associates LP is incorporated herein by reference to Exhibit (d)(x), File No. 811-7704 of Post-Effective Amendment
                                          No. 48 to Registrant's Registration Statement on Form N-1A electronically filed on May 30, 2002.

                               (vii)      Investment Sub-Advisory Agreement between Registrant, Charles Schwab
                                          Investment Management Inc., and Pacific Investment Management Company LLC is
                                          incorporated herein by reference to Exhibit (d)(xi), File No. 811-7704 of
                                          Post-Effective Amendment No. 48 to Registrant's Registration Statement on
                                          Form N-1A electronically filed on May 30, 2002.

                               (viii)     Investment Sub-Advisory Agreement between Registrant, Charles Schwab
                                          Investment Management Inc., and TAMRO Capital Partners, LLC is incorporated herein by reference to Exhibit (d)(ix), File No. 811-7704 of Post-Effective
                                          Amendment No. 70 to Registrant's Registration Statement on Form N-1A
                                          electronically filed on February 12, 2005.

                               (ix)       Investment Sub-Advisory Agreement between Registrant, Charles Schwab
                                          Investment Management Inc., and TCW Investment Management Company is
                                          incorporated herein by reference to Exhibit (d)(xiii), File No. 811-7704 of
                                          Post-Effective Amendment No. 48 to Registrant's Registration Statement on
                                          Form N-1A electronically filed on May 30, 2002.

                               (x)        Investment Sub-Advisory Agreement between Registrant, Charles Schwab
                                          Investment Management Inc., and Thornburg Investment Management Inc. is
                                          incorporated herein by reference to Exhibit (d)(xiv), File No. 811-7704 of
                                          Post-Effective Amendment No. 48 to Registrant's Registration Statement on
                                          Form N-1A electronically filed on May 30, 2002.

Part C

                               (xi)       Investment Sub-Advisory Agreement between Registrant, Charles Schwab
                                          Investment Management Inc., and Tocqueville Asset Management, L.P.
                                          incorporated herein by reference to Exhibit (d)(xv), File No. 811-7704 of
                                          Post-Effective Amendment No. 48 to Registrant's Registration Statement on
                                          Form N-1A electronically filed on May 30, 2002.

                               (xii)      Investment Sub-Advisory Agreement between Registrant, Charles Schwab
                                          Investment Management Inc., and Veredus Asset Management LLC is incorporated herein by reference to Exhibit (d)(xvi), File No. 811-7704 of Post-Effective
                                          Amendment No. 48 to Registrant's Registration Statement on Form N-1A
                                          electronically filed on May 30, 2002.

                               (xiii)     Investment Sub-Advisory Agreement between Registrant, Charles Schwab
                                          Investment Management Inc., and William Blair & Company, L.L.C. is
                                          incorporated herein by reference to Exhibit (d)(xvii), File No. 811-7704 of
                                          Post-Effective Amendment No. 48 to Registrant's Registration Statement on
                                          Form N-1A electronically filed on May 30, 2002.

                               (xiv)      Investment Sub-Advisory Agreement between Charles Schwab Investment
                                          Management, Inc. and Mondrian Investment Partners Limited is incorporated by herein by reference to Exhibit (d)(xiv), file No. 811-7704 of Post-Effective
                                          Amendment No. 83 to Registrant's Registration Statement on Form N-1A
                                          electronically filed on February 28, 2007.

                               (xv)       Investment Sub-Advisory Agreement between Charles Schwab Investment
                                          Management, Inc. and Wentworth, Hauser & Violich is incorporated by herein by reference to Exhibit (d)(xv), file No. 811-7704 of Post-Effective Amendment
                                          No. 83 to Registrant's Registration Statement on Form N-1A electronically filed on February 28, 2007.

                               (xvi)      Letter of Agreement between Registrant and Investment Adviser on behalf of
                                          Schwab Capital Trust dated February 23, 2007, is incorporated by herein by reference to Exhibit (d)(xvi), file No. 811-7704 of Post-Effective Amendment
                                          No. 83 to Registrant's Registration Statement on Form N-1A electronically filed on February 28, 2007.

                               (xvii)     Amendment to Investment Sub-Advisory Agreement between Registrant, Charles
                                          Schwab Investment Management Inc., and American Century Investment
                                          Management, Inc., dated March 26, 2003, is incorporated herein by reference to Exhibit (d)(xviii), File No. 811-7704 of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A, electronically filed on
                                          February 26, 2004.

Part C

                               (xviii)    Amendment to Investment Sub-Advisory Agreement between Registrant, Charles
                                          Schwab Investment Management Inc., and Harris Associates LP, dated March 26,
                                          2003, is incorporated herein by reference to Exhibit (d)(xxii), File No.
                                          811-7704 of Post-Effective Amendment No. 60 to Registrant's Registration
                                          Statement on Form N-1A, electronically filed on February 26, 2004.

                               (xix)      Amendment to Investment Sub-Advisory Agreement between Registrant, Charles
                                          Schwab Investment Management Inc., and Pacific Investment Management Company
                                          LLC, dated March 26, 2003, is incorporated herein by reference to Exhibit
                                          (d)(xxiii), File No. 811-7704 of Post-Effective Amendment No. 60 to
                                          Registrant's Registration Statement on Form N-1A, electronically filed on
                                          February 26, 2004.

                               (xx)       Amendment to Investment Sub-Advisory Agreement between Registrant, Charles
                                          Schwab Investment Management Inc., and TCW Investment Management Company,
                                          dated March 24, 2003, is incorporated herein by reference to Exhibit
                                          (d)(xxv), File No. 811-7704 of Post-Effective Amendment No. 60 to
                                          Registrant's Registration Statement on Form N-1A, electronically filed on
                                          February 26, 2004.

                               (xxi)      Amendment to Investment Sub-Advisory Agreement between Registrant, Charles
                                          Schwab Investment Management Inc., and Thornburg Investment Management Inc.,
                                          dated March 20, 2003, is incorporated herein by reference to Exhibit
                                          (d)(xxvi), File No. 811-7704 of Post-Effective Amendment No. 60 to
                                          Registrant's Registration Statement on Form N-1A, electronically filed on
                                          February 26, 2004.

                               (xxii)     Amendment to Investment Sub-Advisory Agreement between Registrant, Charles
                                          Schwab Investment Management Inc., and Tocqueville Asset Management, LP,
                                          dated April 8, 2003, is incorporated herein by reference to Exhibit
                                          (d)(xxvii), File No. 811-7704 of Post-Effective Amendment No. 60 to
                                          Registrant's Registration Statement on Form N-1A, electronically filed on
                                          February 26, 2004.

                               (xxiii)    Amendment to Investment Sub-Advisory Agreement between Registrant, Charles
                                          Schwab Investment Management Inc., and Veredus Asset Management LLC, dated
                                          March 26, 2003, is incorporated herein by reference to Exhibit (d)(xxviii),
                                          File No. 811-7704 of Post-Effective Amendment No. 60 to Registrant's
                                          Registration Statement on Form N-1A, electronically filed on February 26,
                                          2004.

                               (xxiv)     Amendment to Investment Sub-Advisory Agreement between Registrant, Charles
                                          Schwab Investment Management Inc., and William Blair & Company, LLC, dated
                                          March 26, 2003, is incorporated herein by reference to Exhibit (d)(xxix),
                                          File No. 811-7704 of Post-Effective Amendment No. 60 to Registrant's
                                          Registration Statement on Form N-1A, electronically filed on February 26,
                                          2004.

Part C

                               (xxv)      Amendment to Investment Sub-Advisory Agreement between Registrant, Charles
                                          Schwab Investment Management, Inc., and TAMRO Capital Partners, LLC, dated
                                          March 11, 2004, is incorporated herein by reference to Exhibit (d)(xxii),
                                          File No. 811-7704 of Post-Effective Amendment No. 70, electronically filed on
                                          February 11, 2005.

                               (xxvi)     Amendment to Investment Sub-Advisory Agreement between Registrant, Charles
                                          Schwab Investment Management, Inc., and TAMRO Capital Partners, LLC, dated
                                          December 20, 2004, is incorporated herein by reference to Exhibit (d)(xxiii),
                                          File No. 811-7704 of Post-Effective Amendment No. 70, electronically filed on
                                          February 11, 2005.

                               (xxvii)    Letter of Agreement between Registrant and Investment Advisor on behalf of
                                          Schwab Fundamental Index Funds dated April 2, 2007, is incorporated herein by reference to Exhibit (d)(xxvii), File No. 811-7704 of Post-Effective
                                          Amendment No. 84, electronically filed on April 2, 2007.

(e)      Underwriting          (i)        Distribution Agreement between Registrant and Charles Schwab & Co., Inc.
         Contracts                        ("Schwab"), dated July 21, 1993, is incorporated herein by reference to
                                          Exhibit 6(a), File No. 811-7704, of Post-Effective Amendment No. 21 to
                                          Registrant's Registration Statement on Form N-1A, electronically filed on
                                          December 17, 1997.

                               (ii)       Amended Schedule A to the Distribution Agreement between Registrant and
                                          Schwab, referenced at Exhibit (e)(i) above, is incorporated herein by reference to Exhibit (e)(ii), File No. 811-7704 of Post-Effective Amendment
                                          No. 84, electronically filed on April 2, 2007.

(f)      Bonus or Profit                  Inapplicable
         Sharing Contracts

(g)      Custodian Agreements  (i)        Accounting Services Agreement between Registrant and SEI Investments, dated
                                          July 1, 2003, is incorporated herein by reference as Exhibit (g)(i), File No.
                                          811-7704 of Post-Effective Amendment No. 56 to Registrant's Registration
                                          Statement on Form N-1A, electronically filed on July 16, 2003.

                               (ii)       Amended Schedule A to the Accounting Services Agreement between Registrant and SEI Investments, referenced in Exhibit (g)(i) above, is incorporated herein by reference as Exhibit (g)(ii), File No. 811-7704 of Post-Effective
                                          Amendment No. 56 to Registrant's Registration Statement on Form N-1A,
                                          electronically filed on July 16, 2003.


Part C

                               (iii)      Transfer Agency Agreement between Registrant and Schwab, dated July 21, 1993, is incorporated herein by reference to Exhibit 8(j), File No. 811-7704, of
                                          Post-Effective Amendment No. 21 to Registrant's Registration Statement on
                                          Form N-1A, electronically filed on December 17, 1997.

                               (iv)       Amended Schedules A and C to the Transfer Agency Agreement referenced at
                                          Exhibit (g)(iii) above, are incorporated herein by reference to Exhibit
                                          (g)(iv), File No. 811-7704, of Post-Effective Amendment No. 84 to
                                          Registrant's Registration Statement on Form N-1A, electronically filed on
                                          April 2, 2007.

                               (v)        Shareholder Service Agreement between Registrant and Schwab, dated July 21,
                                          1993 is incorporated herein by reference to Exhibit 8(l), File No. 811-7704, of Post-Effective Amendment No. 21 to Registrant's Registration Statement on
                                          Form N-1A, electronically filed on December 17, 1997.

                               (vi)       Amended Schedules A and C to the Shareholder Service Agreement between
                                          Registrant and Schwab, referenced at Exhibit (g)(vi) above, are incorporated herein by reference to Exhibit (g)(vi), File No. 811-7704, of Post-Effective
                                          Amendment No. 84 to Registrant's Registration Statement on Form N-1A,
                                          electronically filed on April 2, 2007.

                               (vii)      Custodian Agreement by and between Registrant and Brown Brothers Harriman &
                                          Co. dated June 29, 2001, is incorporated herein by reference as Exhibit
                                          (g)(vi), File No. 811-7704 of Post-Effective Amendment No. 55 to Registrant's
                                          Registration Statement on Form N-1A, electronically filed on June 30, 2003.

                               (viii)     Amended Schedule A to Custodian Agreement between Registrant and Brown
                                          Brothers Harriman & Co., dated July 1, 2003 referenced at Exhibit (g)(vii), is incorporated herein by reference as Exhibit (g)(viii), File No. 811-7704 of Post-Effective Amendment No. 56 to Registrant's Registration Statement on
                                          Form N-1A, electronically filed on July 16, 2003.

                               (ix)       Custodian Services Agreement between the Registrant and PFPC Trust Company on behalf of Schwab S&P 500 Fund, Schwab Core Equity Fund, Schwab Institutional
                                          Select S&P 500 Fund, Schwab Institutional Select Large-Cap Value Index Fund,
                                          Schwab Institutional Select Small-Cap Value Index Fund, Schwab Total Stock
                                          Market Index Fund, Schwab U.S. MarketMasters Fund, Schwab Balanced
                                          MarketMasters Fund, Schwab Small-Cap MarketMasters Fund, Schwab International
                                          MarketMasters Fund and Schwab Hedged Equity Fund, dated September 25, 2003, is incorporated herein by reference to Exhibit (g)(ix) to File No. 811-7704 , of Post-Effective Amendment No. 58 to Registrant's Registration Statement on
                                          Form N-1A, electronically filed on December 11, 2003.


Part C

                               (x)        Accounting Services Agreement between Registrant, on behalf of Schwab U.S.
                                          MarketMasters Fund, Schwab Balanced MarketMasters Fund, Schwab Small-Cap
                                          MarketMasters Fund, Schwab International MarketMasters Fund and Schwab Hedged
                                          Equity Fund, is incorporated herein by reference as Exhibit (g)(xxiv) to File
                                          No. 811-7704, of Post-Effective Amendment No. 50 to Registrant's Registration
                                          Statement on Form N-1A, electronically filed on February 28, 2003.

                               (xi)       Rule 17f-5 and 17f-7 Services Agreement between Registrant and PFPC Trust
                                          Company dated September 25, 2003, is incorporated herein by reference to
                                          Exhibit (g)(xi) to File No. 811-7704, of Post-Effective Amendment No. 58 to
                                          Registrant's Registration Statement on Form N-1A, electronically filed on
                                          December 11, 2003.

(h)      Other Material                   License Agreement between Schwab Capital Trust and Standard & Poor's is
         Contracts                        incorporated herein by reference to Exhibit (h), File No. 811-7704, of
                                          Post-Effective Amendment No. 32 to Registrant's Registration Statement on
                                          Form N-1A, electronically filed on February 26, 1999.

(i)      Legal Opinion                    Inapplicable.

(j)      Other Opinions                   Inapplicable.

(k)      Omitted Financial                Inapplicable.
         Statements

(l)      Initial Capital       (i)        Purchase Agreement for the Schwab International Index Fund(R), dated June
         Agreement                        17, 1993, is incorporated herein by reference to Exhibit 13(a), File No.
                                          811-7704, of Post-Effective Amendment No. 21 to Registrant's Registration
                                          Statement on Form N-1A, electronically filed on December 17, 1997.

                               (ii)       Purchase Agreement for the Schwab Small-Cap Index Fund(R), dated October
                                          13, 1993, is incorporated herein by reference to Exhibit 13(b), File No.
                                          811-7704, of Post-Effective Amendment No. 21 to Registrant's Registration
                                          Statement on Form N-1A, electronically filed on December 17, 1997.

                               (iii)      Purchase Agreement for the Schwab MarketTrack Portfolios -- Growth Portfolio,
                                          Balanced Portfolio and Conservative Portfolio (formerly Schwab Asset
                                          Director(R)- High Growth, Schwab Asset Director - Balanced Growth, and Schwab
                                          Asset Director -- Conservative Growth Funds) is incorporated herein by reference to Exhibit 13(c), File No. 811-7704, of Post-Effective Amendment
                                          No. 6 to Registrant's Registration Statement on Form N-1A, electronically filed on December 15, 1996.


Part C

                               (iv)       Purchase Agreement for the Schwab S&P 500 Fund-Investor Shares and
                                          e.Shares(R) is incorporated herein by reference to Exhibit 13(d), File No.
                                          811-7704, of Post-Effective Amendment No. 7 to Registrant's Registration
                                          Statement on Form N-1A, electronically filed on February 27, 1996.

                               (v)        Purchase Agreement for the Schwab Core Equity Fund TM (formerly Schwab
                                          Analytics Fund(R)) is incorporated herein by reference to Exhibit 13(e), File
                                          No. 811-7704, to Post-Effective Amendment No. 13 of Registrant's Registration
                                          Statement on Form N-1A, electronically filed on October 10, 1996.

                               (vi)       Purchase Agreement for Laudus International MarketMasters Fund (formerly
                                          Schwab International MarketMasters Fund, Schwab MarketManager International
                                          Portfolio and as Schwab OneSource(R) Portfolios-International) is
                                          incorporated herein by reference to Exhibit 13(f), File No. 811-7704, of
                                          Post-Effective Amendment No. 13 to Registrant's Registration Statement on
                                          Form N-1A, electronically filed on October 10, 1996.

                               (vii)      Purchase Agreement for Laudus U.S. MarketMasters Fund and Laudus Balanced
                                          MarketMasters Fund (formerly Schwab U.S. MarketMasters Fund and Schwab
                                          Balanced MarketMasters Fund, Schwab MarketManager TM Growth Portfolio and
                                          Balanced Portfolio and as Schwab OneSource Portfolios-Growth Allocation and
                                          Schwab OneSource Portfolios-Balanced Allocation) is incorporated herein by reference of Exhibit 13(g), File No. 811-7704, to Post-Effective Amendment
                                          No. 14 to Registration Statement on Form N-1A, electronically filed on
                                          December 18, 1996.

                               (viii)     Purchase Agreement for Laudus Small-Cap MarketMasters Fund (formerly Schwab
                                          Small-Cap MarketMasters Fund, Schwab MarketManager Small Cap Portfolio and as
                                          Schwab OneSource(R) Portfolios-Small Company) is incorporated herein by reference to Exhibit 13(h), File No. 811-7704, of Post-Effective Amendment
                                          No. 21 to Registrant's Registration Statement on Form N-1A, electronically filed on December 17, 1997.

                               (ix)       Purchase Agreement for Schwab MarketTrack TM All Equity Portfolio is
                                          incorporated herein by reference to Exhibit 13(i), File No. 811-7704, of
                                          Post-Effective Amendment No. 26 to Registrant's Registration Statement on
                                          Form N-1A, electronically filed on August 14, 1998.

Part C

                               (x)        Purchase Agreement for Schwab Institutional Select S&P 500 Fund, Schwab
                                          Institutional Select Large-Cap Value Index Fund and Schwab Institutional
                                          Select Small-Cap Value Index Fund (formerly Institutional Select S&P 500
                                          Fund, Institutional Select Large-Cap Value Index Fund and Institutional
                                          Select Small-Cap Value Index Fund) is incorporated herein by reference to
                                          Exhibit (l)(x), File No. 811-7704, of Post-Effective Amendment No. 32 to
                                          Registrant's Registration Statement on Form N-1A, electronically filed on
                                          February 26, 1999.

                               (xi)       Purchase Agreement for Schwab Total Stock Market Index Fund is incorporated herein by reference to Exhibit (l)(xi), File No. 811-7704, of Post-Effective
                                          Amendment No. 33 to Registrant's Registration Statement on Form N-1A
                                          electronically filed on April 15, 1999.

                               (xii)      Purchase Agreement for Schwab Financial Services Fund, Schwab Health Care
                                          Fund and Schwab Technology Fund (formerly Schwab Focus Funds) Schwab Focus
                                          Funds, is incorporated herein by reference to Exhibit (l)(xii), File No.
                                          811-7704, of Post-Effective Amendment No. 40 to Registrant's Registration
                                          Statement on Form N-1A electronically filed on February 26, 2001.

                               (xiii)     Purchase Agreement for Schwab Hedged Equity Fund is incorporated herein by reference to Exhibit (l)(xiii) to File No. 811-7704, of Post-Effective
                                          Amendment No. 49 to Registrant's Registration Statement on Form N-1A,
                                          electronically filed on August 6, 2002.

                               (xiv)      Purchase Agreement for Schwab Small-Cap Equity Fund is incorporated herein by reference to Exhibit (l)(xxiv), File No. 811-7704 of Post-Effective Amendment
                                          No. 55 to Registrant's Registration Statement on Form N-1A, electronically filed on June 30, 2003.

                               (xv)       Purchase Agreement for Schwab Dividend Equity Fund is incorporated herein by reference to Exhibit (l)(xv), File No. 811-7704 of Post-Effective Amendment
                                          No. 58 to Registrant's Registration Statement on Form N-1A, electronically filed on December 11, 2003.

                               (xvi)      Purchase Agreement for Schwab Premier Equity Fund is incorporated herein by reference to Exhibit (l)(xvi), File No. 811-7704 of Post-Effective Amendment
                                          No. 70 to Registrant's Registration Statement on Form N-1A, electronically filed on February 11, 2005.

                               (xvii)     Purchase agreement for each of the Schwab Fundamental Index Funds is incorporated herein by reference to Exhibit (l)(xvii), File No. 811-7704, of
                                          Post-Effective Amendment No. 84 to Registrant's Registration Statement on
                                          Form N-1A, electronically filed on April 2, 2007.

(m)      Rule 12b-1 Plan                  Inapplicable.


Part C

(n)      Financial Data        (i)        Inapplicable.
         Schedule

(o)      Rule 18f-3 Plan       (i)        Amended and Restated Multiple Class Plan, adopted on February 28, 1996, amended and restated as of February 28, 2007 is incorporated herein by reference to Exhibit (o)(i), File No. 811-7704, of Post-Effective Amendment
                                          No. 84 to Registrant's Registration Statement on Form N-1A, electronically filed on April 2, 2007.

                               (ii)       Amended Schedule A to the Amended and Restated Multiple Class Plan referenced at Exhibit (o)(i) above is incorporated herein by reference to Exhibit
                                          (o)(ii), File No. 811-7704, of Post-Effective Amendment No. 84 to
                                          Registrant's Registration Statement on Form N-1A, electronically filed on
                                          April 2, 2007.

(p)      Power of Attorney     (i)        Power of Attorney executed by Mariann Byerwalter, August 27, 2007, is electronically filed herein as Exhibit (p)(i), File No. 811-7704.

                               (ii)       Power of Attorney executed by William A. Hasler, August 27, 2007, is electronically filed herein as Exhibit (p)(ii), File No. 811-7704.

                               (iii)      Power of Attorney executed by Gerald B. Smith, August 27, 2007, is electronically filed herein as Exhibit (p)(iii), File No. 811-7704.

                               (iv)       Power of Attorney executed by Charles R. Schwab, August 27, 2007, is electronically filed herein as Exhibit (p)(iv), File No. 811-7704.

                               (v)        Power of Attorney executed by Donald F. Dorward, August 27, 2007, is electronically filed herein as Exhibit (p)(v), File No. 811-7704.

                               (vi)       Power of Attorney executed by Robert G. Holmes, August 27, 2007, is electronically filed herein as Exhibit (p)(vi), File No. 811-7704.

                               (vii)      Power of Attorney executed by Donald R. Stephens, August 27, 2007, is electronically filed herein as Exhibit (p)(vii), File No. 811-7704.

                               (viii)     Power of Attorney executed by Michael W. Wilsey, August 27, 2007, is electronically filed herein as Exhibit (p)(viii), File No. 811-7704.

                               (ix)       Power of Attorney executed by Randall W. Merk, August 27, 2007, is electronically filed herein as Exhibit (p)(ix), File No. 811-7704.

                               (x)        Power of Attorney executed by George Pereira, August 27, 2007, is electronically filed herein as Exhibit (p)(x), File No. 811-7704.


Part C

(q)      Code of Ethics        (i)        Code of Ethics adopted by Registrant, Charles Schwab Investment Management
                                          Inc. and Charles Schwab & Co., Inc. is incorporated herein by reference to
                                          Exhibit (q)(i), File No. 811-7704 of Post-Effective Amendment No. 60 to
                                          Registrant's Registration Statement on Form N-1A, electronically filed on
                                          February 26, 2004.

                               (ii)       American Century Investment Management, Inc. Code of Ethics, as amended
                                          December 18, 2006, is incorporated by reference to Exhibit (q)(ii), File No.
                                          811-7704, of Post-Effective Amendment No. 83 to Registrant's Registration
                                          Statement on Form N-1A, electronically filed on February 28, 2007.

                               (iii)      Harris Associates LLP Code of Ethics, as amended April 24, 2006, is incorporated by reference to Exhibit (q)(iii), File No. 811-7704, of
                                          Post-Effective Amendment No. 83 to Registrant's Registration Statement on
                                          Form N-1A, electronically filed on February 28, 2007.

                               (iv)       Sub-Advisor Code of Ethics adopted by Pacific Investment Management Company
                                          LLC is incorporated by reference to Exhibit (q)(viii), File No. 811-7704 of
                                          Post-Effective Amendment No. 60 to Registrant's Registration Statement on
                                          Form N-1A, electronically filed on February 26, 2004.

                               (v)        TAMRO Capital Partners, LLC Code of Ethics is incorporated by reference to
                                          Exhibit (q)(v), File No. 811-7704, of Post-Effective Amendment No. 83 to
                                          Registrant's Registration Statement on Form N-1A, electronically filed on
                                          February 28, 2007.

                               (vi)       TCW Investment Management Company Code of Ethics, dated November 1, 2006, is incorporated by reference to Exhibit (q)(vi), File No. 811-7704, of
                                          Post-Effective Amendment No. 83 to Registrant's Registration Statement on
                                          Form N-1A, electronically filed on February 28, 2007.

                               (vii)      Thornburg Investment Management, Inc. Code of Ethics, dated August 2006, is incorporated by reference to Exhibit (q)(vii), File No. 811-7704, of
                                          Post-Effective Amendment No. 83 to Registrant's Registration Statement on
                                          Form N-1A, electronically filed on February 28, 2007.

                               (viii)     Sub-Advisor Code of Ethics adopted by Tocqueville Asset Management, L.P. is incorporated herein by reference to Exhibit (q)(xiii), File No. 811-7704, of
                                          Post-Effective Amendment No. 48 to Registrant's Registration Statement on
                                          Form N-1A, electronically filed on May 30, 2002.

Part C

                               (ix)       Sub-Advisor Code of Ethics adopted by Veredus Asset Management LLC is incorporated herein by reference to Exhibit (q)(xiv), File No. 811-7704 of
                                          Post-Effective Amendment No. 58 to Registrant's Registration Statement on
                                          Form N-1A, electronically filed on December 11, 2003.

                               (x)        Sub-Advisor Code of Ethics adopted by William Blair Company, L.L.C. is incorporated herein by reference to Exhibit (q)(xv), File No. 811-7704, of
                                          Post-Effective Amendment No. 48 to Registrant's Registration Statement on
                                          Form N-1A, electronically filed on May 30, 2002.

                               (xi)       Gardner Lewis Asset Management LP Code of Ethics, as amended February 24,
                                          2006, is incorporated by reference to Exhibit (q)(xi), File No. 811-7704, of
                                          Post-Effective Amendment No. 83 to Registrant's Registration Statement on
                                          Form N-1A, electronically filed on February 28, 2007.

                               (xii)      Mondrain Investment Parthers Limited Code of Ethics, effective January 2007, is incorporated by reference to Exhibit (q)(xii), File No. 811-7704, of
                                          Post-Effective Amendment No. 83 to Registrant's Registration Statement on
                                          Form N-1A, electronically filed on February 28, 2007.

                               (xiii)     Wentworth, Hauser & Violich Code of Ethics, dated March 1, 2006, is incorporated by reference to Exhibit (q)(xiii), File No. 811-7704, of
                                          Post-Effective Amendment No. 83 to Registrant's Registration Statement on
                                          Form N-1A, electronically filed on February 28, 2007.

Item 24.      Persons Controlled by or under Common Control with the Fund.

      The Charles Schwab Family of Funds, Schwab Investments and Schwab Annuity Portfolios each are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the "1940 Act"), are advised by the Investment Adviser, and employ Schwab as their principal underwriter, transfer agent and shareholder services agent. As a result, The Charles Schwab Family of Funds, Schwab Investments and Schwab Annuity Portfolios may be deemed to be under common control with Registrant.

Item 25.      Indemnification.

      Article VIII of Registrant's Agreement and Declaration of Trust (Exhibit
(1) hereto, which is incorporated by reference) provides in effect that Registrant will indemnify its officers and trustees against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise, or as fines and penalties, and counsel fees reasonably incurred by any such officer or trustee in connection with the defense or disposition of any action, suit, or other proceeding. However, in accordance with Section 17(h) and 17(i) of the 1940 Act and its own terms, said Agreement and Declaration of Trust does not protect any person against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties

Part C
involved in the conduct of his or her office. In any event, Registrant will comply with 1940 Act Releases No. 7221 and 11330 respecting the permissible boundaries of indemnification by an investment company of its officers and trustees.

      Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Manager

Registrant's investment adviser, Charles Schwab Investment Management, Inc., a Delaware corporation, organized in October 1989 to serve as investment manager to Registrant, also serves as the investment manager to The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust and Laudus Variable Insurance Trust, each an open-end, management investment company. The principal place of business of the investment adviser is 101 Montgomery Street, San Francisco, California 94104. The only business in which the investment adviser engages is that of investment adviser and administrator to Registrant, The Charles Schwab Family of Funds, Schwab Investments, and Schwab Annuity Portfolios and any other investment companies that Schwab may sponsor in the future, investment adviser to Laudus Trust and Laudus Variable Insurance Trust and an investment adviser to certain non-investment company clients.

The business, profession, vocation or employment of a substantial nature in which each director and/or senior or executive officer of the investment adviser
(CSIM) is or has been engaged during the past two fiscal years is listed below. The name of any company for which any director and/or senior or executive officer of the investment adviser serves as director, officer, employee, partner or trustee is also listed below. In addition, the name and position of each director and/or senior or executive officer of the Registrant's principal underwriter Charles Schwab & Co. Inc. is listed below.


Name and Position                                    Name of Other Company                                  Capacity
with Adviser
------------------------------------------------------------------------------------------------------------------------------------
Charles R. Schwab,                Charles Schwab & Co., Inc.                                    Chairman and Chief Executive
Chairman                                                                                        Officer
                                  The Charles Schwab Bank, N.A.                                 Chairman, Director

                                  The Charles Schwab Corporation                                Chairman, Chief Executive Officer

                                  Schwab Holdings, Inc.                                         Chief Executive Officer




Part C

Name and Position                                    Name of Other Company                                  Capacity
with Adviser
------------------------------------------------------------------------------------------------------------------------------------
                                  Schwab International Holdings, Inc.                           Chairman and Chief Executive
                                                                                                Officer

                                  Schwab (SIS) Holdings, Inc. I                                 Chairman and Chief Executive
                                                                                                Officer

                                  Charles Schwab Holdings (UK)                                  Chairman

                                  United States Trust Company of New York                       Chairman, Director

                                  U.S. Trust Company                                            Chairman, Director

                                  U.S. Trust Corporation                                        Chairman, Director

                                  All Kinds of Minds                                            Director

                                  Charles and Helen Schwab Foundation                           Director

                                  Stanford University                                           Trustee

Randall W. Merk                   Charles Schwab & Co., Inc.                                    Executive Vice President
Director, President and Chief
Executive Officer

                                  Laudus Trust                                                  Trustee
                                  Laudus Variable Insurance Trust

                                  Excelsior Funds Inc.                                          Trustee
                                  Excelsior Tax-Exempt Funds, Inc.
                                  Excelsior Funds Trust

                                  Charles Schwab Worldwide Funds, PLC                           Director

                                  Charles Schwab Asset Management (Ireland) Limited             Director

Koji E. Felton,                   Charles Schwab & Co., Inc.                                    Senior Vice President, Deputy
Senior Vice President, Chief                                                                    General Counsel
Counsel and Corporate Secretary

                                  Laudus Trust                                                  Chief Legal Officer
                                  Laudus Variable Insurance Trust
                                  Excelsior Funds Inc.                                          Chief Legal Officer and Secretary
                                  Excelsior Tax-Exempt Funds, Inc.
                                  Excelsior Funds Trust

Randall Fillmore,                 Charles Schwab Investment Management, Inc.                    Senior Vice President and Chief
Chief Compliance Officer                                                                        Compliance Officer



Part C

Name and Position                                    Name of Other Company                                  Capacity
with Adviser
------------------------------------------------------------------------------------------------------------------------------------
                                  Charles Schwab & Co., Inc.                                    Senior Vice President

                                  Laudus Trust and Laudus Variable Insurance Trust              Chief Compliance Officer

                                  Excelsior Funds Inc.                                          Chief Compliance Officer
                                  Excelsior Tax-Exempt Funds, Inc.
                                  Excelsior Funds Trust
Kimon P. Daifotis,
Senior Vice President and Chief
Investment Officer, Fixed Income

Jeffrey M. Mortimer,              Laudus Trust                                                  Vice President and Chief
Senior Vice President and Chief   Laudus Variable Insurance Trust                               Investment Officer
Investment Officer, Equities

George Pereira,                   Laudus Trust                                                  Chief Financial Officer
Senior Vice President and Chief   Laudus Variable Insurance Trust
Financial Officer
                                  Excelsior Funds Inc.                                          Chief Financial Officer and
                                  Excelsior Tax-Exempt Funds, Inc.                              Chief Accounting Officer
                                  Excelsior Funds Trust
                                  Mutual Fund Division, UST Advisers, Inc.                      Chief Financial Officer

                                  Charles Schwab Worldwide Funds, PLC                           Director

                                  Charles Schwab Asset Management (Ireland) Limited             Director



Item 27.         Principal Underwriters.


                 (a) Schwab acts as principal underwriter and distributor of Registrant's shares. Schwab also acts as principal underwriter for the Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios and intends to act as such for any other investment company which Schwab may sponsor in the future.

                 (b) See Item 26(b) for information on each director and/or senior or executive officer of Schwab. The principal business address of Schwab is 101 Montgomery Street, San Francisco, California 94104.


Part C


Name                       Position and Offices with the Underwriter                 Position and Offices with the Fund
------------------------------------------------------------------------------------------------------------------------------------
Charles R. Schwab          Chairman and Chief Executive Officer                      Chairman and Trustee

Walt Bettinger             President and Chief Operating Officer                     None

Joseph Martinetto          Executive Vice President and Chief Financial Officer      None

Carrie Dwyer               Executive Vice President, Corporate Oversight             None

Bryce Lensing              Executive Vice President, Risk Management

Randall W. Merk            Executive Vice President                                  Trustee; President and Chief Executive Officer

Jan Hier King              Executive Vice President, Human Resources                 None
Gideon Sasson              Executive Vice President, Chief Information Officer       None

Becky Saeger               Executive Vice President, Chief Marketing Officer         None

Maurisa Sommerfield        Executive Vice President, Schwab Operations               None

Koji E. Felton             Senior Vice President, Deputy General Counsel             Chief Legal Officer and Secretary

Randall Fillmore           Senior Vice President                                     Chief Compliance Officer


              (c)  Not applicable.

Item 28.      Location of Accounts and Records.

              All accounts, books and other documents required to be maintained pursuant to Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of: Registrant and Registrant's investment adviser and administrator, Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's former sub-investment adviser, Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Suite 1100, Santa Monica, California 90401; Registrant's principal underwriter, Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's custodian for the Schwab International Index Fund and the Schwab Small-Cap Index Fund, Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, Registrant's custodian for the balance of the funds and fund accountants, PNC Bank, National Association/PFPC Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809, Chase Manhattan Bank, 1 Pierrepont Plaza, Brooklyn, New York 11201, and SEI Fund Resources, Oaks Pennsylvania 19456; Registrant's former custodians and fund accountants, Federated Services Company, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02180; or Morgan Lewis & Bockius, 1701 Market Street, Philadelphia, PA 19103.


Part C

Item 29.      Management Services.

              Not applicable.

Item 30.      Undertakings.

              Not applicable.

Part C

                                  SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 85 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Philadelphia, Commonwealth of Pennsylvania, on the 1st day of October, 2007.

                        SCHWAB CAPITAL TRUST
                        Registrant

                        Charles R. Schwab*
                        ------------------
                        Charles R. Schwab, Chairman and Trustee


      Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 85 to Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 1st day of October, 2007.

Signature                                    Title
---------                                    -----

Charles R. Schwab*                           Chairman and Trustee
-------------------
Charles R. Schwab

Randall W. Merk*                             Trustee, President and Chief
----------------                             Executive Officer
Randall W. Merk

Mariann Byerwalter*                          Trustee
-------------------
Mariann Byerwalter

Donald F. Dorward*                           Trustee
------------------
Donald F. Dorward

William A. Hasler*                           Trustee
------------------
William A. Hasler

Robert G. Holmes*                            Trustee
-----------------
Robert G. Holmes

Gerald B. Smith*                             Trustee
----------------
Gerald B. Smith

Donald R. Stephens*                          Trustee
-------------------
Donald R. Stephens

Michael W. Wilsey*                           Trustee
-------------------
Michael W. Wilsey

George Pereira*                              Treasurer and Principal
---------------                              Financial Officer
George Pereira


*By:  /s/ Timothy W. Levin
      --------------------
      Timothy W. Levin, Attorney-in-Fact
      Pursuant to Power of Attorney

Exhibit Index



(p)  (i)       Power of Attorney -- Mariann Byerwalter

     (ii)      Power of Attorney -- William A. Hasler

     (iii)     Power of Attorney -- Gerald B. Smith

     (iv)      Power of Attorney -- Charles R. Schwab

     (v)       Power of Attorney -- Donald F. Dorward

     (vi)      Power of Attorney -- Robert G. Holmes

     (vii)     Power of Attorney -- Donald R. Stephens

     (viii)    Power of Attorney -- Michael W. Wilsey

     (ix)      Power of Attorney -- Randall W. Merk

     (x)       Power of Attorney -- George Pereira


Part C